UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09689
Wells Fargo Master Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
EX-99.CERT Section 302 Certifications

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.07%

Consumer Discretionary: 17.16%

Hotels, Restaurants & Leisure: 5.38%
140,100	Carnival Corporation	$6,460,011
121,900	Darden Restaurants Incorporated	5,661,036
131,800	McDonald’s Corporation	10,116,968

		22,238,015

Household Durables: 2.41%
14,426	NVR Incorporated†«	9,968,655

Media: 3.56%
321,100	Omnicom Group Incorporated«	14,706,380

Multiline Retail: 3.13%
238,350	Kohl’s Corporation†«	12,951,939

Specialty Retail: 1.00%
121,200	Best Buy Company Incorporated	4,155,948

Textiles, Apparel & Luxury Goods: 1.68%
80,435	VF Corporation«	6,931,888

Consumer Staples: 10.14%

Beverages: 2.25%
125,300	Diageo plc ADR«	9,313,549

Household Products: 5.94%
144,300	Colgate-Palmolive Company	11,597,391
74,614	Henkel AG & Company KGaA ADR«	3,868,736
143,900	Kimberly-Clark Corporation	9,071,456

		24,537,583

Personal Products: 1.95%
277,400	Avon Products Incorporated	8,061,244

Energy: 5.90%

Oil, Gas & Consumable Fuels: 5.90%
92,700	Chevron Corporation	8,458,875
217,900	Exxon Mobil Corporation	15,932,848

		24,391,723

Financials: 17.31%

Capital Markets: 3.23%
288,400	State Street Corporation	13,364,456

Consumer Finance: 2.87%
276,400	American Express Company	11,863,088

Diversified Financial Services: 4.67%
634,600	Bank of America Corporation	8,465,564
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Diversified Financial Services (continued)
255,870	JPMorgan Chase & Company	$10,854,005

		19,319,569

Insurance: 6.54%
163,900	Allstate Corporation	5,225,132
142,300	Axis Capital Holdings Limited«	5,105,724
111,400	Chubb Corporation	6,643,896
290,700	Willis Group Holdings	10,066,941

		27,041,693

Health Care: 10.32%

Health Care Equipment & Supplies: 2.95%
169,180	Baxter International Incorporated	8,563,892
42,900	Becton Dickinson & Company«	3,625,908

		12,189,800

Health Care Providers & Services: 4.61%
178,100	Cardinal Health Incorporated	6,823,011
226,750	Quest Diagnostics Incorporated	12,237,698

		19,060,709

Pharmaceuticals: 2.76%
184,700	Johnson & Johnson	11,423,695

Industrials: 18.58%

Aerospace & Defense: 1.48%
131,900	Raytheon Company	6,112,246

Air Freight & Logistics: 1.53%
87,300	United Parcel Service Incorporated Class B«	6,336,234

Commercial Services & Supplies: 5.59%
198,700	Avery Dennison Corporation	8,412,958
178,110	Cintas Corporation	4,979,956
325,700	Republic Services Incorporated	9,725,402

		23,118,316

Industrial Conglomerates: 5.16%
73,600	3M Company	6,351,680
415,900	General Electric Company	7,606,811
177,930	Tyco International Limited	7,373,419

		21,331,910

Machinery: 4.12%
125,066	Dover Corporation	7,310,108
182,700	Illinois Tool Works Incorporated	9,756,180

		17,066,288

Professional Services: 0.70%
46,005	Manpower Incorporated«	2,887,274

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Information Technology: 13.97%

Electronic Equipment & Instruments: 6.23%
1,187,900	Flextronics International Limited†«	$9,325,015
299,720	Molex Incorporated Class A	5,655,716
304,500	Tyco Electronics Limited	10,779,300

		25,760,031

IT Services: 4.00%
124,810	Fiserv Incorporated†	7,308,874
496,300	Western Union Company«	9,216,291

		16,525,165

Semiconductors & Semiconductor Equipment: 2.00%
159,850	Lam Research Corporation†	8,277,033

Software: 1.74%
258,050	Microsoft Corporation	7,204,756

Materials: 1.00%

Chemicals: 1.00%
74,500	International Flavors & Fragrances Incorporated	4,141,455

Telecommunication Services: 2.69%

Wireless Telecommunication Services: 2.69%
421,500	Vodafone Group plc ADR	11,140,245

Total Common Stocks (Cost $348,426,154)		401,420,887

Preferred Stocks: 1.29%

Consumer Staples: 1.29%

Household Products: 1.29%
85,900	Henkel AG & Company KGaA ADR	5,334,390

Total Preferred Stocks (Cost $3,589,099)		5,334,390

Principal		Interest Rate	Maturity Date
Short-Term Investments: 16.40%

Corporate Bonds & Notes: 0.47%
$1,698,583	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	689,964
2,234,261	VFNC Corporation(a)(i)(v)††±	0.26	09/29/2011	1,251,187

				1,941,151

Shares		Yield
Investment Companies: 15.93%
2,142,540	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	2,142,540
63,755,342	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	63,755,342
			65,897,882

Total Short-Term Investments (Cost $67,126,667)			67,839,033

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
C&B LARGE CAP VALUE PORTFOLIO

Shares	Yield
Total Investments in Securities (Cost $419,141,920)*	114.76%	$474,594,310

Other Assets and Liabilities, Net	(14.76)	(61,033,766)

Total Net Assets	100.00%	$413,560,544

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $431,118,219 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,777,560
Gross unrealized depreciation	(9,301,469)

Net unrealized appreciation	$43,476,091
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 98.75%

Consumer Discretionary: 16.94%

Auto Components: 2.06%
15,120	TRW Automotive Holdings Corporation†	$796,824

Automobiles: 2.60%
60,010	Ford Motor Company†	1,007,568

Hotels, Restaurants & Leisure: 2.09%
3,805	Chipotle Mexican Grill Incorporated«†	809,171

Internet & Catalog Retail: 1.86%
1,800	Priceline.com Incorporated†	719,190

Media: 1.75%
16,930	DIRECTV Group Incorporated†	676,015

Specialty Retail: 2.04%
25,675	Limited Brands Incorporated	788,993

Textiles, Apparel & Luxury Goods: 4.54%
13,200	Coach Incorporated«	730,092
12,845	Deckers Outdoor Corporation«†	1,024,260

		1,754,352

Consumer Staples: 7.79%

Beverages: 2.25%
16,640	Hansen Natural Corporation†	869,939

Food & Staples Retailing: 3.77%
12,405	Wal-Mart Stores Incorporated	669,002
15,595	Whole Foods Market Incorporated«	788,951

		1,457,953

Household Products: 1.77%
9,410	Energizer Holdings Incorporated†	685,989

Energy: 10.50%

Energy Equipment & Services: 4.50%
19,965	Halliburton Company	815,171
14,450	Oil States International Incorporated†	926,101

		1,741,272

Oil, Gas & Consumable Fuels: 6.00%
55,615	El Paso Corporation	765,262
19,210	Marathon Oil Corporation	711,346
11,710	Newfield Exploration Company«†	844,408

		2,321,016

Financials: 5.39%

Capital Markets: 1.72%
5,995	Franklin Resources Incorporated	666,704

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value
Consumer Finance: 3.67%
16,930	American Express Company	$726,636
16,260	Capital One Financial Corporation«	692,026

		1,418,662

Health Care: 9.17%

Biotechnology: 1.72%
11,220	Celgene Corporation«†	663,551

Health Care Equipment & Supplies: 2.09%
11,695	Varian Medical Systems Incorporated«†	810,230

Health Care Providers & Services: 1.89%
13,530	Express Scripts Incorporated†	731,297

Pharmaceuticals: 3.47%
18,645	Endo Pharmaceuticals Holdings Incorporated«†	665,813
10,655	Perrigo Company«	674,781

		1,340,594

Industrials: 14.63%

Air Freight & Logistics: 2.04%
8,465	FedEx Corporation	787,330

Electrical Equipment: 2.17%
11,695	Rockwell Automation Incorporated«	838,648

Machinery: 8.55%
9,410	Eaton Corporation	955,209
12,845	Illinois Tool Works Incorporated	685,923
11,220	Joy Global Incorporated	973,335
11,220	Toro Company«	691,601

		3,306,068

Road & Rail: 1.87%
11,220	CSX Corporation	724,924

Information Technology: 26.14%

Communications Equipment: 5.50%
14,170	Harris Corporation«	641,901
49,930	JDS Uniphase Corporation†	722,986
20,635	Juniper Networks Incorporated«†	761,844

		2,126,731

Computers & Peripherals: 5.67%
2,395	Apple Incorporated†	772,531
14,515	Hewlett-Packard Company	611,082
14,740	NetApp Incorporated«†	810,110

		2,193,723

Electronic Equipment & Instruments: 5.38%
21,875	Avnet Incorporated«†	722,531
36,520	Jabil Circuit Incorporated	733,687
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value
Electronic Equipment & Instruments (continued)
14,170	Tech Data Corporation†	$623,763

		2,079,981

Internet Software & Services: 1.75%
1,140	Google Incorporated Class A†	677,126

IT Services: 2.12%
5,585	International Business Machines Corporation	819,655

Software: 5.72%
19,125	Autodesk Incorporated«†	730,575
15,640	BMC Software Incorporated†	737,270
8,370	VMware Incorporated«†	744,177

		2,212,022

Materials: 5.78%

Chemicals: 3.47%
15,025	E.I. du Pont de Nemours & Company	749,447
11,685	Scotts Miracle-Gro Company«	593,247

		1,342,694

Metals & Mining: 2.31%
7,435	Freeport-McMoRan Copper & Gold Incorporated Class B	892,869

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 2.41%
122,205	Qwest Communications International Incorporated	929,980

Total Common Stocks (Cost $30,355,711)		38,191,071

Principal		Interest Rate	Maturity Date
Short-Term Investments: 28.63%

Corporate Bonds & Notes: 1.12%
$378,842	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	153,886
498,316	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	279,057

				432,943

Shares		Yield
Investment Companies: 27.51%
377,268	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	377,268
10,263,235	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	10,263,235

			10,640,503

Total Short-Term Investments (Cost $10,914,564)			11,073,446

Total Investments in Securities (Cost $41,270,275)*		127.38%	$49,264,517

Other Assets and Liabilities, Net		(27.38)	(10,588,325)

Total Net Assets		100.00%	$38,676,192

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED GROWTH PORTFOLIO

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $41,788,222 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,615,766
Gross unrealized depreciation	(139,471)

Net unrealized appreciation	$7,476,295
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 95.08%

Consumer Discretionary: 7.95%

Auto Components: 0.37%
4,591	TRW Automotive Holdings Corporation†	$241,946

Automobiles: 0.71%
27,473	Ford Motor Company†	461,272

Diversified Consumer Services: 0.17%
1,787	ITT Educational Services Incorporated†	113,814

Household Durables: 0.56%
4,103	Whirlpool Corporation«	364,469

Media: 4.22%
46,593	Comcast Corporation Class A	1,023,648
9,040	Dish Network Corporation†	177,726
13,528	Gannett Company Incorporated	204,138
3,916	Time Warner Cable Incorporated	258,573
19,097	Time Warner Incorporated	614,350
5,528	Viacom Incorporated Class B	218,964
6,700	Walt Disney Company	251,317

		2,748,716

Multiline Retail: 0.53%
13,696	Macy’s Incorporated	346,509

Specialty Retail: 1.08%
985	AutoZone Incorporated†	268,501
5,005	Best Buy Company Incorporated	171,621
11,491	GameStop Corporation Class A«†	262,914

		703,036

Textiles, Apparel & Luxury Goods: 0.31%
2,356	VF Corporation«	203,040

Consumer Staples: 9.80%

Beverages: 0.24%
7,016	Constellation Brands Incorporated Class A†	155,404

Food & Staples Retailing: 2.38%
7,804	CVS Caremark Corporation	271,345
14,007	Kroger Company	313,197
9,715	Safeway Incorporated	218,490
13,840	Wal-Mart Stores Incorporated	746,391

		1,549,423

Food Products: 2.49%
11,144	Archer Daniels Midland Company	335,212
3,614	Corn Products International Incorporated	166,244
3,530	Hormel Foods Corporation	180,948
2,597	JM Smucker Company«	170,493
2,844	Ralcorp Holdings Incorporated†	184,888
11,551	Smithfield Foods Incorporated«†	238,297
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Food Products (continued)
20,010	Tyson Foods Incorporated Class A«	$344,572

		1,620,654

Household Products: 2.24%
2,836	Energizer Holdings Incorporated†	206,744
19,538	Procter & Gamble Company	1,256,880

		1,463,624

Personal Products: 0.26%
2,527	Herbalife Limited	172,771

Tobacco: 2.19%
25,308	Altria Group Incorporated	623,083
2,444	Lorillard Incorporated	200,555
5,968	Philip Morris International	349,307
7,760	Reynolds American Incorporated	253,131

		1,426,076

Energy: 11.84%

Energy Equipment & Services: 1.74%
4,551	Helmerich & Payne Incorporated«	220,632
9,812	McDermott International Incorporated«†	203,010
10,580	National Oilwell Varco Incorporated	711,505

		1,135,147

Oil, Gas & Consumable Fuels: 10.10%
2,889	Apache Corporation	344,455
12,044	Chesapeake Energy Corporation	312,060
23,882	Chevron Corporation	2,179,233
8,253	ConocoPhillips	562,029
5,342	Devon Energy Corporation	419,400
1,679	Exxon Mobil Corporation	122,768
12,246	Frontier Oil Corporation	220,550
8,954	Hess Corporation	685,339
17,865	Marathon Oil Corporation	661,541
1,364	Occidental Petroleum Corporation†	133,808
26,480	Valero Energy Corporation«	612,218
2,832	Whiting Petroleum Corporation†	331,882

		6,585,283

Financials: 24.42%

Capital Markets: 2.03%
7,910	Ameriprise Financial Incorporated	455,221
3,272	Goldman Sachs Group Incorporated	550,220
11,608	Morgan Stanley	315,854

		1,321,295

Commercial Banks: 3.82%
4,141	BOK Financial Corporation«	221,129
26,825	Fifth Third Bancorp	393,791
26,623	Huntington Bancshares Incorporated	182,900
11,362	PNC Financial Services Group Incorporated	689,901
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
37,292	US Bancorp	$1,005,765

		2,493,486

Consumer Finance: 1.44%
13,734	Capital One Financial Corporation«	584,519
27,904	SLM Corporation†	351,311

		935,830

Diversified Financial Services: 8.68%
102,379	Bank of America Corporation	1,365,736
13,056	Berkshire Hathaway Incorporated Class B†	1,045,916
235,854	Citigroup Incorporated†	1,115,589
50,321	JPMorgan Chase & Company	2,134,617

		5,661,858

Insurance: 5.32%
8,839	ACE Limited	550,228
3,150	Allied World Assurance Company	187,236
4,656	Assurant Incorporated	179,349
6,107	Chubb Corporation	364,221
4,152	Endurance Specialty Holdings Limited«	191,283
10,917	Hartford Financial Services Group Incorporated	289,191
6,954	Protective Life Corporation«	185,255
7,757	Prudential Financial Incorporated	455,413
5,041	Reinsurance Group of America Incorporated	270,752
10,908	The Travelers Companies Incorporated	607,685
6,221	Validus Holdings Limited	190,425

		3,471,038

Real Estate Investment Trusts (REITs): 2.62%
21,606	Annaly Capital Management Incorporated«	387,180
14,109	Brandywine Realty Trust	164,370
9,223	Commonwealth REIT	235,279
10,303	Duke Realty Corporation«	128,375
11,677	Hospitality Properties Trust«	269,038
7,349	Host Hotels & Resorts Incorporated«	131,327
5,429	Liberty Property Trust	173,294
2,595	Vornado Realty Trust	216,241

		1,705,104

Thrifts & Mortgage Finance: 0.51%
25,901	Hudson City Bancorp Incorporated«	329,979

Health Care: 11.67%

Biotechnology: 1.48%
4,121	Amgen Incorporated†	226,243
5,466	Biogen Idec Incorporated«†	366,495
2,557	Cephalon Incorporated«†	157,818
5,923	Gilead Sciences Incorporated†	214,650

		965,206

Health Care Equipment & Supplies: 0.46%
3,031	Cooper Companies Incorporated	170,767
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Health Care Equipment & Supplies (continued)
3,030	St. Jude Medical Incorporated†	$129,533

		300,300

Health Care Providers & Services: 2.62%
6,797	Aetna Incorporated	207,376
6,759	CIGNA Corporation	247,785
7,238	Humana Incorporated†	396,208
23,765	UnitedHealth Group Incorporated	858,154

		1,709,523

Life Sciences Tools & Services: 0.22%
2,654	Thermo Fisher Scientific Incorporated†	146,925

Pharmaceuticals: 6.89%
20,261	Eli Lilly & Company	709,945
14,541	Forest Laboratories Incorporated†	465,021
16,397	Johnson & Johnson	1,014,154
17,467	Merck & Company Incorporated	629,511
11,203	Mylan Laboratories Incorporated†	236,719
81,865	Pfizer Incorporated	1,433,456

		4,488,806

Industrials: 9.13%

Aerospace & Defense: 2.99%
2,446	Alliant Techsystems Incorporated	182,056
9,001	General Dynamics Corporation	638,711
2,181	L-3 Communications Holdings Incorporated«	153,739
9,800	Northrop Grumman Corporation«	634,844
7,389	Raytheon Company	342,406

		1,951,756

Airlines: 0.46%
23,498	Delta Air Lines Incorporated«†	296,075

Commercial Services & Supplies: 0.33%
12,205	RR Donnelley & Sons Company«	213,221

Industrial Conglomerates: 2.63%
93,790	General Electric Company	1,715,419

Machinery: 1.05%
5,401	Oshkosh Corporation†	190,331
7,421	Timken Company	354,204
2,284	Wabco Holdings Incorporated†	139,164

		683,699

Road & Rail: 1.67%
8,575	CSX Corporation	554,031
3,862	Ryder System Incorporated«	203,296
3,604	Union Pacific Corporation	333,947

		1,091,274

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Information Technology: 5.57%

Computers & Peripherals: 1.08%
14,068	Dell Incorporated†	$190,621
9,078	Hewlett-Packard Company	382,184
3,774	Lexmark International Incorporated†	131,411

		704,216

Electronic Equipment & Instruments: 1.04%
6,956	Arrow Electronics Incorporated«†	238,243
4,853	Tech Data Corporation†	213,629
15,459	Vishay Intertechnology Incorporated†	226,938

		678,810

IT Services: 1.16%
7,718	Computer Sciences Corporation	382,813
2,532	International Business Machines Corporation	371,596

		754,409

Semiconductors & Semiconductor Equipment: 0.67%
4,377	Avago Technologies Limited	124,613
3,071	KLA-Tencor Corporation«	118,663
3,802	Lam Research Corporation«†	196,868

		440,144

Software: 1.62%
37,732	Microsoft Corporation	1,053,477

Materials: 3.39%

Chemicals: 2.21%
5,041	Cabot Corporation	189,794
9,321	E.I. du Pont de Nemours & Company	464,931
3,115	Eastman Chemical Company	261,909
13,545	Huntsman Corporation	211,437
2,913	Lubrizol Corporation	311,341

		1,439,412

Paper & Forest Products: 1.18%
3,465	Domtar Corporation	263,063
18,592	International Paper Company	506,446

		769,509

Telecommunication Services: 5.09%

Diversified Telecommunication Services: 5.09%
72,647	AT&T Incorporated	2,134,369
33,056	Verizon Communications Incorporated	1,182,744

		3,317,113

Utilities: 6.22%

Electric Utilities: 3.57%
11,532	Allegheny Energy Incorporated	279,536
6,578	DPL Incorporated«†	169,120
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Electric Utilities (continued)
9,272	Edison International	$357,899
7,180	Entergy Corporation	508,559
10,354	FirstEnergy Corporation«	383,305
18,521	Pepco Holdings Incorporated	338,008
7,021	Pinnacle West Capital Corporation	291,020

		2,327,447

Gas Utilities: 0.33%
4,497	Energen Corporation	217,025

Independent Power Producers & Energy Traders: 0.47%
10,007	Constellation Energy Group Incorporated	306,514

Multi-Utilities: 1.85%
8,958	Ameren Corporation	252,526
14,395	CMS Energy Corporation	267,747
5,193	DTE Energy Company	235,347
25,308	NiSource Incorporated«	445,927

		1,201,547

Total Common Stocks (Cost $55,037,497)		61,981,601

Principal		Interest Rate	Maturity Date
Short-Term Investments: 15.20%

Corporate Bonds & Notes: 0.19%
$109,073	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	44,305
143,471	VFNC Corporation††±(a)(i)(v)	0.26	09/29/2011	80,344

				124,649

Shares		Yield
Investment Companies: 14.47%
1,148,955	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	1,148,955
8,282,884	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	8,282,884

			9,431,839

Principal			Interest Rate
US Treasury Bills: 0.54%
$250,000	US Treasury Bill ^#		0.11	01/20/2011	249,985
100,000	US Treasury Bill ^#		0.11	02/03/2011	99,990

					349,975

Total Short-Term Investments (Cost $9,860,719)					9,906,463

Total Investments in Securities (Cost $64,898,216)*		110.28%			71,888,064

Other Assets and Liabilities, Net		(10.28)			(6,699,728)

Total Net Assets		100.00%			$65,188,336

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
DISCIPLINED VALUE PORTFOLIO

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $65,296,218 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,670,250
Gross unrealized depreciation	(1,078,404)

Net unrealized appreciation	$6,591,846
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Emerging Growth Portfolio

Shares	Security Name	Value
Common Stocks: 97.40%

Consumer Discretionary: 18.67%

Hotels, Restaurants & Leisure: 4.65%
11,700	Life Time Fitness Incorporated†«	$479,583
4,100	Panera Bread Company†«	414,961
11,900	Texas Roadhouse Incorporated†	204,323
8,860	WMS Industries Incorporated†	400,826

		1,499,693

Internet & Catalog Retail: 3.38%
31,156	Shutterfly Incorporated†	1,091,395

Media: 1.20%
13,850	IMAX Corporation†	388,493

Specialty Retail: 8.23%
8,060	Dick’s Sporting Goods Incorporated†	302,250
3,000	HHGregg Incorporated†«	62,850
13,720	Hibbett Sports Incorporated†	506,268
14,980	Tractor Supply Company	726,380
18,190	Ulta Salon Cosmetics & Fragrance Incorporated†	618,460
13,100	Vitamin Shoppe Incorporated†	440,684

		2,656,892

Textiles, Apparel & Luxury Goods: 1.21%
2,900	Lululemon Athletica Incorporated†	198,418
3,500	Warnaco Group Incorporated†	192,745

		391,163

Consumer Staples: 0.66%

Personal Products: 0.66%
7,400	Medifast Incorporated†	213,712

Energy: 7.59%

Energy Equipment & Services: 0.26%
2,400	Atheros Communications Incorporated†	86,208

Oil, Gas & Consumable Fuels: 7.33%
8,300	Approach Resources Incorporated†	191,730
32,710	Brigham Exploration Company†	891,020
35,110	Northern Oil & Gas Incorporated†	955,343
12,100	Oasis Petroleum Incorporated†	328,152
		2,366,245

Financials: 3.18%

Capital Markets: 3.18%
36,280	Financial Engines Incorporated†«	719,432
18,681	FXCM Incorporated Class A†	247,523
1,629	LPL Investment Holdings Incorporated†	59,247

		1,026,202

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Emerging Growth Portfolio

Shares	Security Name	Value
Health Care: 18.12%

Biotechnology: 1.61%
4,800	Alexion Pharmaceuticals Incorporated†	$386,640
22,300	Exact Sciences Corporation†«	133,354

		519,994

Health Care Equipment & Supplies: 10.02%
11,400	ArthroCare Corporation†	354,084
24,800	DexCom Incorporated†	338,520
4,600	Heartware International Incorporated†	402,822
9,390	Masimo Corporation«	272,967
31,620	NxStage Medical Incorporated†«	786,706
1,500	Sirona Dental Systems Incorporated†	62,670
7,000	Thoratec Corporation†	198,240
20,860	Volcano Corporation†	569,687
6,700	Zoll Medical Corporation†«	249,441

		3,235,137

Health Care Providers & Services: 2.63%
4,890	Catalyst Health Solutions Incorporated†	227,336
9,590	HMS Holdings Corporation†	621,144

		848,480

Health Care Technology: 1.33%
10,000	SXC Health Solutions Corporation†	428,600

Life Sciences Tools & Services: 0.52%
1,120	Mettler-Toledo International Incorporated†	169,355

Pharmaceuticals: 2.01%
107,050	Akorn Incorporated†	649,794

Industrials: 8.37%

Electrical Equipment: 3.78%
26,740	Altra Holdings Incorporated†	531,056
4,390	Harbin Electric Incorporated†«	76,167
12,770	Polypore International Incorporated†	520,122
1,400	Regal-Beloit Corporation	93,464

		1,220,809

Machinery: 2.81%
6,050	Badger Meter Incorporated«	267,531
8,800	Greenbrier Companies Incorporated†	184,712
2,700	Sun Hydraulics Corporation	102,060
17,300	Trimas Corporation†	353,958

		908,261

Road & Rail: 1.53%
9,300	Genesee & Wyoming Incorporated†	492,435

Trading Companies & Distributors: 0.25%
3,400	DXP Enterprises Incorporated†	81,600

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Emerging Growth Portfolio

Shares	Security Name	Value
Information Technology: 39.70%

Communications Equipment: 4.95%
28,090	Aruba Networks Incorporated†	$586,519
22,400	Ixia†	375,872
12,520	Riverbed Technology Incorporated†	440,328
25,100	Shoretel Incorporated†	196,031

		1,598,750

Electronic Equipment & Instruments: 0.74%
6,600	OSI Systems Incorporated†	239,976

Internet Software & Services: 12.67%
10,900	ComScore Incorporated†	243,179
19,600	Envestnet Incorporated†	334,376
7,020	GSI Commerce Incorporated†	162,864
64,450	Liveperson Incorporated†	728,285
8,570	LogMeIn Incorporated†	379,994
32,500	LoopNet Incorporated†	361,075
5,810	Mercadolibre Incorporated†	387,237
36,100	Perficient Incorporated†	451,250
16,200	SciQuest Incorporated†	210,762
2,100	SouFun Holdings Limited ADR†«	150,192
26,200	Support.com Incorporated†	169,776
4,000	Travelzoo Incorporated†	164,880
7,530	VistaPrint NV†«	346,380

		4,090,250

IT Services: 1.22%
924	Isoftstone Holdings Limited ADR†	16,789
8,200	Wright Express Corporation†	377,200

		393,989

Semiconductors & Semiconductor Equipment: 7.61%
6,400	Cavium Networks Incorporated†	241,152
24,610	Entegris Incorporated†	183,837
82,470	Entropic Communications Incorporated†«	996,238
4,300	Ezchip Semiconductor Limited†	120,830
15,200	NetLogic Microsystems Incorporated†«	477,432
9,500	Silicon Laboratories Incorporated†	437,190

		2,456,679

Software: 12.51%
27,780	Ariba Incorporated†	652,552
10,400	ChinaCache International Holdings Limited ADR†«	216,320
12,640	Concur Technologies Incorporated†«	656,395
14,500	Fortinet Incorporated†	469,075
16,940	PROS Holdings Incorporated†	192,947
14,400	Radiant Systems Incorporated†	281,808
4,427	Realpage Incorporated†	136,927
4,200	Solera Holdings Incorporated	215,544
5,900	Sourcefire Incorporated†	152,987
23,390	SuccessFactors Incorporated†«	677,374
11,200	Vanceinfo Technologies Incorporated ADR†«	386,848
		4,038,777

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Emerging Growth Portfolio

Shares	Security Name	Value
Materials: 1.11%

Chemicals: 1.11%
15,500	Solutia Incorporated†	$357,740

Total Common Stocks (Cost $21,001,566)		31,450,629

Principal		Interest Rate	Maturity Date
Short-Term Investments: 16.92%

Corporate Bonds & Notes: 2.60%
$733,338	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	297,882
964,609	VFNC Corporation(v)±(a)(i)††	0.26	09/29/2011	540,181

				838,063

Shares		Yield
Investment Companies: 14.32%
596,321	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)	0.14	596,321
4,027,937	Wells Fargo Securities Lending Cash Investments LLC(v)(u)(l)	0.27	4,027,937

			4,624,258

Total Short-Term Investments (Cost $5,154,768)			5,462,321

Total Investments in Securities (Cost $26,156,334)*		114.32%	36,912,950

Other Assets and Liabilities, Net		(14.32)	(4,623,179)

Total Net Assets		100.00%	$32,289,771

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $26,255,092 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,739,468
Gross unrealized depreciation	(81,610)

Net unrealized appreciation	$10,657,858
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Equity Value Portfolio

Shares	Security Name	Value
Common Stocks: 81.57%

Consumer Discretionary: 10.24%

Auto Components: 2.20%
103,750	Lear Corporation†	$10,241,148

Automobiles: 0.89%
155,600	Ford Motor Company«†	2,612,517
52,100	General Motors Company†	1,920,399

		4,532,916

Hotels, Restaurants & Leisure: 1.36%
219,600	Wyndham Worldwide Corporation«	6,579,202

Media: 2.71%
209,800	CBS Corporation Class B	3,996,685
129,000	News Corporation Class A	1,878,235
166,000	Viacom Incorporated Class B	6,575,255

		12,450,175

Multiline Retail: 1.04%
204,700	Macy’s Incorporated	5,178,896

Specialty Retail: 0.33%
47,900	Signet Jewelers Limited†	2,078,846

Textiles, Apparel & Luxury Goods: 1.71%
128,300	Phillips-Van Heusen Corporation«	8,084,169

Consumer Staples: 4.51%

Beverages: 2.56%
304,600	Constellation Brands Incorporated Class A†	6,746,877
83,900	The Coca-Cola Company	5,518,091

		12,264,968

Food & Staples Retailing: 0.83%
121,100	Walgreens Company	4,718,031

Household Products: 0.76%
68,800	Procter & Gamble Company	4,425,879

Tobacco: 0.36%
82,000	Reynolds American Incorporated	2,674,815

Energy: 11.01%

Energy Equipment & Services: 0.97%
134,300	McDermott International Incorporated†	2,778,642
54,100	National Oilwell Varco Incorporated	3,638,200

		6,416,842

Oil, Gas & Consumable Fuels: 10.04%
148,300	Chevron Corporation	13,532,366
56,200	Devon Energy Corporation	4,412,254
123,700	Hess Corporation	9,467,989
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Equity Value Portfolio

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
102,000	Newfield Exploration Company«†	$7,355,212
47,825	Occidental Petroleum Corporation	4,691,625
56,800	Whiting Petroleum Corporation†	6,656,384

		46,115,830

Financials: 22.22%

Capital Markets: 2.77%
102,200	Ameriprise Financial Incorporated	5,881,604
202,100	INVESCO Limited	4,862,520
63,900	Raymond James Financial Incorporated	2,089,525

		12,833,649

Commercial Banks: 4.46%
444,000	Fifth Third Bancorp	6,517,915
802,900	KeyCorp	7,105,659
109,000	PNC Financial Services Group Incorporated	6,618,474

		20,242,048

Consumer Finance: 1.66%
429,700	Discover Financial Services	7,962,325

Diversified Financial Services: 7.19%
900,000	Bank of America Corporation	12,005,994
2,381,700	Citigroup Incorporated†	11,265,435
210,000	JPMorgan Chase & Company	8,908,195

		32,179,624

Insurance: 4.36%
84,800	AFLAC Incorporated	4,785,260
217,400	Hartford Financial Services Group Incorporated	5,758,922
98,500	Prudential Financial Incorporated	5,782,930
158,500	XL Group plc	3,458,466

		19,785,578

Real Estate Investment Trusts (REIT): 1.78%
114,900	HCP Incorporated	4,227,163
43,025	Simon Property Group Incorporated	4,280,549

		8,507,712

Health Care: 8.80%

Biotechnology: 2.29%
121,900	Amgen Incorporated†	6,692,301
29,400	Biogen Idec Incorporated«†	1,971,262
67,500	Gilead Sciences Incorporated†	2,446,192

		11,109,755

Health Care Equipment & Supplies: 0.61%
73,900	Baxter International Incorporated	3,740,793

Health Care Providers & Services: 4.30%
226,100	AmerisourceBergen Corporation	7,714,525
50,800	Humana Incorporated†	2,780,786
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Equity Value Portfolio

Shares	Security Name	Value
Health Care Providers & Services (continued)
35,100	Medco Health Solutions Incorporated†	$2,150,571
200,900	UnitedHealth Group Incorporated	7,254,493

		19,900,375

Pharmaceuticals: 1.60%
67,000	Novartis AG ADR«	3,949,638
235,600	Pfizer Incorporated	4,125,343

		8,074,981

Industrials: 7.19%

Industrial Conglomerates: 1.81%
513,700	General Electric Company	9,395,540

Machinery: 3.86%
81,900	AGCO Corporation«†	4,149,047
74,800	Caterpillar Incorporated	7,005,761
19,500	Cummins Incorporated	2,145,188
29,600	Eaton Corporation	3,004,689
42,200	Timken Company	2,014,200

		18,318,885

Road & Rail: 1.52%
559,700	Hertz Global Holdings Incorporated«†	8,110,020

Information Technology: 7.17%

Communications Equipment: 1.43%
768,200	Motorola Incorporated	6,967,557

Computers & Peripherals: 0.70%
164,800	EMC Corporation†	3,773,903

IT Services: 0.53%
62,500	Accenture plc	3,030,609

Office Electronics: 0.91%
411,000	Xerox Corporation	4,734,703

Semiconductors & Semiconductor Equipment: 3.03%
642,900	Atmel Corporation†	7,920,522
147,300	Marvell Technology Group Limited†	2,732,410
115,800	Skyworks Solutions Incorporated«†	3,315,348

		13,968,280

Software: 0.57%
194,000	Symantec Corporation†	3,247,544

Materials: 5.83%

Chemicals: 2.86%
63,700	Agrium Incorporated	5,844,464
84,700	E.I. du Pont de Nemours & Company	4,224,825
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Equity Value Portfolio

Shares	Security Name	Value
Chemicals (continued)
248,575	Huntsman Corporation	$3,880,245

		13,949,534

Containers & Packaging: 0.07%
26,200	Ball Corporation	1,783,876

Metals & Mining: 2.90%
191,900	Alcoa Incorporated«	2,953,330
66,400	Freeport-McMoRan Copper & Gold Incorporated Class B	7,973,964
24,925	Walter Industries Incorporated«	3,186,401

		14,113,695

Telecommunication Services: 2.96%

Diversified Telecommunication Services: 2.96%
167,500	AT&T Incorporated	4,921,117
692,000	Qwest Communications International Incorporated	5,266,087
199,700	Verizon Communications Incorporated	7,145,232

		17,332,436

Utilities: 1.64%

Multi-Utilities: 0.94%
162,800	CMS Energy Corporation	3,028,055
185,000	NiSource Incorporated«	3,259,675

		6,287,730

Water Utilities: 0.70%
207,900	American Water Works Company Incorporated	5,257,741

Total Common Stocks (Cost $334,459,573)		400,370,610

Principal		Interest Rate	Maturity Date
Short-Term Investments: 0.01%

Corporate Bonds & Notes: 0.00%
$1,181,760	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	480,031
1,554,449	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	870,491

				1,350,522

Shares		Yield
Investment Companies: 0.01%
982,676	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	982,676
34,542,864	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.27	34,542,864

			35,525,540

Total Short-Term Investments (Cost $36,380,449)			36,876,062

Total Investments in Securities (Cost $370,840,022)*		108.51%	$437,246,672
Other Assets and Liabilities, Net		(8.51)	(34,305,319)

Total Net Assets		100.00%	$402,941,353

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

Wells Fargo Advantage Master Portfolios	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Equity Value Portfolio

(u)	Rate shown is the 7-day annualized yield at period end.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $371,402,731 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,440,342
Gross unrealized depreciation	(596,401)

Net unrealized appreciation	$65,843,941
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 82.06%

Consumer Discretionary: 8.72%

Auto Components: 0.14%
139,349	Johnson Controls Incorporated	$5,323,128
50,194	The Goodyear Tire & Rubber Company†	594,795

		5,917,923

Automobiles: 0.49%
774,186	Ford Motor Company†	12,998,579
48,670	Harley-Davidson Incorporated	1,687,385

		14,685,964

Distributors: 0.01%
32,552	Genuine Parts Company	1,671,212

Diversified Consumer Services: 0.01%
26,266	Apollo Group Incorporated Class A†	1,037,241
12,883	DeVry Incorporated	618,124
63,749	H&R Block Incorporated	759,248

		2,414,613

Hotels, Restaurants & Leisure: 1.49%
88,990	Carnival Corporation	4,103,328
28,601	Darden Restaurants Incorporated	1,328,229
61,618	International Game Technology	1,090,021
59,460	Marriott International Incorporated Class A	2,469,967
218,310	McDonald’s Corporation	16,757,475
153,136	Starbucks Corporation	4,920,259
39,395	Starwood Hotels & Resorts Worldwide Incorporated	2,394,427
36,154	Wyndham Worldwide Corporation	1,083,174
15,623	Wynn Resorts Limited	1,622,291
96,825	Yum! Brands Incorporated	4,749,265

		40,518,436

Household Durables: 0.30%
57,984	D.R. Horton Incorporated	691,748
31,528	Fortune Brands Incorporated	1,899,561
14,376	Harman International Industries Incorporated†	665,608
30,258	Leggett & Platt Incorporated	688,671
32,867	Lennar Corporation	616,255
59,986	Newell Rubbermaid Incorporated	1,090,544
69,503	Pulte Homes Incorporated†	522,663
34,285	Stanley Black & Decker Incorporated	2,292,637
15,708	Whirlpool Corporation	1,395,341

		9,863,028

Internet & Catalog Retail: 0.63%
73,268	Amazon.com Incorporated†	13,188,237
41,792	Expedia Incorporated	1,048,559
10,145	Priceline.com Incorporated†	4,053,432

		18,290,228

Leisure Equipment & Products: 0.04%
28,142	Hasbro Incorporated	1,327,736
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Leisure Equipment & Products (continued)
74,146	Mattel Incorporated	$1,885,529

		3,213,265

Media: 2.79%
49,600	Cablevision Systems Corporation New York Group Class A	1,678,464
140,695	CBS Corporation Class B	2,680,239
576,532	Comcast Corporation Class A	12,666,407
172,275	DIRECTV Group Incorporated†	6,878,940
58,749	Discovery Communications Incorporated Class C†	2,449,833
49,371	Gannett Company Incorporated	745,008
100,989	Interpublic Group of Companies Incorporated†	1,072,503
63,437	McGraw-Hill Companies Incorporated	2,309,741
7,531	Meredith Corporation	260,949
471,884	News Corporation Class A	6,870,630
62,246	Omnicom Group Incorporated	2,850,866
18,613	Scripps Networks Interactive Incorporated	963,223
73,506	Time Warner Cable Incorporated	4,853,600
229,218	Time Warner Incorporated	7,373,942
124,918	Viacom Incorporated Class B	4,948,001
391,278	Walt Disney Company	14,676,837
1,135	Washington Post Company Class B	498,833

		73,778,016

Multiline Retail: 0.68%
15,612	Big Lots Incorporated†	475,541
26,012	Family Dollar Stores Incorporated	1,293,056
48,857	JCPenney Company Incorporated	1,578,569
60,417	Kohl’s Corporation†	3,283,059
87,505	Macy’s Incorporated	2,213,876
34,781	Nordstrom Incorporated	1,474,018
9,093	Sears Holdings Corporation†	670,608
146,314	Target Corporation	8,797,859

		19,786,586

Specialty Retail: 1.71%
18,152	Abercrombie & Fitch Company Class A	1,046,100
13,150	AutoNation Incorporated†	370,830
5,625	AutoZone Incorporated†	1,533,319
53,541	Bed Bath & Beyond Incorporated†	2,631,539
68,232	Best Buy Company Incorporated	2,339,674
46,463	CarMax Incorporated†	1,481,240
31,278	GameStop Corporation Class A†	715,641
90,796	Gap Incorporated	2,010,222
338,636	Home Depot Incorporated	11,872,577
54,653	Limited Brands Incorporated	1,679,486
285,155	Lowe’s Companies Incorporated	7,151,686
28,854	O’Reilly Automotive Incorporated†	1,743,358
23,520	RadioShack Corporation	434,885
24,890	Ross Stores Incorporated	1,574,293
149,437	Staples Incorporated	3,402,679
26,119	Tiffany & Company	1,626,430
81,786	TJX Companies Incorporated	3,630,480
26,607	Urban Outfitters Incorporated†	952,797

		46,197,236

Textiles, Apparel & Luxury Goods: 0.43%
61,242	Coach Incorporated	3,387,293
78,996	Nike Incorporated Class B	6,747,836
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Textiles, Apparel & Luxury Goods (continued)
13,357	Polo Ralph Lauren Corporation	$1,481,556
17,930	VF Corporation	1,545,205

		13,161,890

Consumer Staples: 8.79%

Beverages: 2.18%
21,445	Brown-Forman Corporation Class B	1,492,999
70,005	Coca-Cola Enterprises Incorporated	1,752,222
36,840	Constellation Brands Incorporated Class A†	816,004
46,925	Dr Pepper Snapple Group Incorporated	1,649,881
32,688	Molson Coors Brewing Company	1,640,609
327,482	PepsiCo Incorporated	21,394,396
479,811	The Coca-Cola Company	31,557,166

		60,303,277

Food & Staples Retailing: 2.00%
89,335	Costco Wholesale Corporation	6,450,878
280,774	CVS Caremark Corporation	9,762,510
131,777	Kroger Company	2,946,532
77,033	Safeway Incorporated	1,732,470
43,841	SUPERVALU Incorporated	422,188
120,898	Sysco Corporation	3,554,399
404,816	Wal-Mart Stores Incorporated	21,831,725
191,294	Walgreen Company	7,452,812
30,377	Whole Foods Market Incorporated	1,536,770

		55,690,284

Food Products: 1.43%
132,017	Archer Daniels Midland Company	3,971,070
39,574	Campbell Soup Company	1,375,196
90,861	ConAgra Foods Incorporated	2,051,640
37,645	Dean Foods Company†	332,781
132,308	General Mills Incorporated	4,708,840
66,277	H.J. Heinz Company	3,278,059
14,311	Hormel Foods Corporation	733,581
24,694	JM Smucker Company	1,621,160
52,499	Kellogg Company	2,681,648
360,943	Kraft Foods Incorporated Class A	11,373,312
27,471	McCormick & Company Incorporated	1,278,225
42,272	Mead Johnson & Company	2,631,431
132,094	Sara Lee Corporation	2,312,965
31,961	The Hershey Company	1,506,960
61,579	Tyson Foods Incorporated Class A	1,060,389

		40,917,257

Household Products: 1.88%
28,814	Clorox Company	1,823,346
99,739	Colgate-Palmolive Company	8,016,019
84,264	Kimberly-Clark Corporation	5,311,999
578,408	Procter & Gamble Company	37,208,982

		52,360,346

Personal Products: 0.01%
88,683	Avon Products Incorporated	2,577,120
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Personal Products (continued): 0.01%
23,464	Estee Lauder Companies Incorporated Class A	$1,893,537

		4,470,657

Tobacco: 1.29%
431,416	Altria Group Incorporated	10,621,458
30,914	Lorillard Incorporated	2,536,799
374,915	Philip Morris International	21,943,771
69,877	Reynolds American Incorporated	2,279,384

		37,381,412

Energy: 10.08%

Energy Equipment & Services: 1.50%
89,116	Baker Hughes Incorporated	5,094,757
50,123	Cameron International Corporation†	2,542,735
14,364	Diamond Offshore Drilling Incorporated	960,516
24,736	FMC Technologies Incorporated†	2,199,273
187,941	Halliburton Company	7,673,626
21,900	Helmerich & Payne Incorporated	1,061,707
58,971	Nabors Industries Limited†	1,383,455
86,711	National Oilwell Varco Incorporated	5,831,310
26,081	Rowan Companies Incorporated†	910,483
281,927	Schlumberger Limited	23,540,900

		51,198,762

Oil, Gas & Consumable Fuels: 8.58%
102,406	Anadarko Petroleum Corporation	7,799,239
78,969	Apache Corporation	9,415,472
21,484	Cabot Oil & Gas Corporation	813,168
135,121	Chesapeake Energy Corporation	3,500,983
415,836	Chevron Corporation	37,945,033
303,592	ConocoPhillips	20,674,613
46,667	CONSOL Energy Incorporated	2,274,548
82,587	Denbury Resources Incorporated†	1,576,585
89,245	Devon Energy Corporation	7,006,623
145,500	El Paso Corporation	2,002,079
52,488	EOG Resources Incorporated	4,797,926
30,818	EQT Corporation	1,381,878
1,041,963	Exxon Mobil Corporation	76,188,333
61,995	Hess Corporation	4,745,095
146,692	Marathon Oil Corporation	5,432,003
21,102	Massey Energy Company	1,132,121
39,750	Murphy Oil Corporation	2,963,361
27,663	Newfield Exploration Company†	1,994,778
36,181	Noble Energy Incorporated	3,114,458
167,908	Occidental Petroleum Corporation†	16,471,773
55,716	Peabody Energy Corporation	3,564,708
23,989	Pioneer Natural Resources Company	2,082,723
36,289	QEP Resources Incorporated	1,317,653
33,076	Range Resources Corporation	1,487,757
71,657	Southwestern Energy Company†	2,682,120
133,945	Spectra Energy Corporation	3,347,284
24,916	Sunoco Incorporated	1,004,363
29,582	Tesoro Petroleum Corporation	548,449
120,834	The Williams Companies Incorporated	2,987,014
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
116,998	Valero Energy Corporation	$2,704,992

		232,957,132

Financials: 14.24%

Capital Markets: 2.19%
51,237	Ameriprise Financial Incorporated	2,948,688
256,320	Bank of New York Mellon Corporation	7,740,863
204,920	Charles Schwab Corporation	3,506,180
41,065	E*TRADE Financial Corporation†	657,039
18,929	Federated Investors Incorporated Class B	495,371
30,085	Franklin Resources Incorporated	3,345,752
105,640	Goldman Sachs Group Incorporated	17,764,421
95,476	INVESCO Limited	2,297,152
37,968	Janus Capital Group Incorporated	492,445
31,615	Legg Mason Incorporated	1,146,675
312,611	Morgan Stanley	8,506,144
50,045	Northern Trust Corporation	2,772,992
103,735	State Street Corporation	4,807,079
52,988	T. Rowe Price Group Incorporated	3,419,845

		59,900,646

Commercial Banks: 2.61%
143,348	Branch Banking & Trust Corporation	3,768,618
36,469	Comerica Incorporated	1,540,450
164,539	Fifth Third Bancorp	2,415,432
53,905	First Horizon National Corporation†	635,003
178,359	Huntington Bancshares Incorporated	1,225,325
181,935	KeyCorp	1,610,124
24,668	M&T Bank Corporation	2,147,348
109,099	Marshall & Ilsley Corporation	754,964
108,647	PNC Financial Services Group Incorporated	6,597,045
259,549	Regions Financial Corporation	1,816,842
103,308	SunTrust Banks Incorporated	3,048,618
396,387	US Bancorp	10,690,556
1,084,570	Wells Fargo & Company (I)	33,610,823
36,772	Zions Bancorporation	890,985

		70,752,133

Consumer Finance: 0.96%
216,402	American Express Company	9,287,972
94,416	Capital One Financial Corporation	4,018,343
112,530	Discover Financial Services	2,085,179
20,013	MasterCard Incorporated	4,485,111
100,339	SLM Corporation†	1,263,266
100,693	Visa Incorporated Class A	7,086,771

		28,226,642

Diversified Financial Services: 4.92%
2,083,932	Bank of America Corporation	27,799,652
357,563	Berkshire Hathaway Incorporated Class B†	28,644,370
6,002,746	Citigroup Incorporated†	28,392,987
13,848	CME Group Incorporated	4,455,593
15,115	InterContinental Exchange Incorporated†	1,800,951
807,769	JPMorgan Chase & Company	34,265,559
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Diversified Financial Services (continued)
40,725	Leucadia National Corporation	$1,188,355
42,102	Moody’s Corporation	1,117,386
30,745	NASDAQ Stock Market Incorporated†	728,963
53,931	NYSE Euronext Incorporated	1,616,850

		130,010,666

Insurance: 2.33%
70,129	ACE Limited	4,365,529
97,378	AFLAC Incorporated	5,495,040
111,207	Allstate Corporation	3,545,278
28,934	American International Group Incorporated†	1,667,177
68,172	AON Corporation	3,136,593
22,018	Assurant Incorporated	848,133
63,009	Chubb Corporation	3,757,856
33,627	Cincinnati Financial Corporation	1,065,640
101,167	Genworth Financial Incorporated†	1,329,334
91,857	Hartford Financial Services Group Incorporated	2,433,291
65,454	Lincoln National Corporation	1,820,276
65,363	Loews Corporation	2,543,273
112,295	Marsh & McLennan Companies Incorporated	3,070,144
187,270	MetLife Incorporated	8,322,278
66,196	Principal Financial Group Incorporated	2,155,341
100,290	Prudential Financial Incorporated	5,888,025
137,102	The Progressive Corporation	2,724,216
94,854	The Travelers Companies Incorporated	5,284,315
16,542	Torchmark Corporation	988,219
65,533	UnumProvident Corporation	1,587,209
66,789	XL Group plc	1,457,336

		63,484,503

Real Estate Investment Trusts (REITs): 1.21%
24,183	Apartment Investment & Management Company Class A	624,889
17,623	AvalonBay Communities Incorporated	1,983,468
28,951	Boston Properties Incorporated	2,492,680
58,776	Equity Residential	3,053,412
75,283	HCP Incorporated	2,769,661
29,989	Health Care REIT Incorporated	1,428,676
137,605	Host Hotels & Resorts Incorporated	2,459,000
83,883	Kimco Realty Corporation	1,513,248
33,394	Plum Creek Timber Company	1,250,605
117,581	ProLogis	1,697,869
28,860	Public Storage Incorporated	2,926,980
60,523	Simon Property Group Incorporated	6,021,432
32,461	Ventas Incorporated	1,703,552
33,594	Vornado Realty Trust	2,799,387
110,744	Weyerhaeuser Company	2,096,383

		34,821,242

Real Estate Management & Development: 0.01%
60,049	CB Richard Ellis Group Incorporated Class A†	1,229,792

Thrifts & Mortgage Finance: 0.01%
108,814	Hudson City Bancorp Incorporated	1,386,284
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
76,237	People’s United Financial Incorporated	$1,068,074

		2,454,358

Health Care: 9.04%

Biotechnology: 1.00%
195,231	Amgen Incorporated†	10,718,179
49,241	Biogen Idec Incorporated†	3,301,606
97,250	Celgene Corporation†	5,751,362
15,546	Cephalon Incorporated†	959,497
53,516	Genzyme Corporation†	3,810,336
167,759	Gilead Sciences Incorporated†	6,079,583

		30,620,563

Health Care Equipment & Supplies: 1.34%
120,411	Baxter International Incorporated	6,095,203
47,518	Becton Dickinson & Company	4,016,219
314,099	Boston Scientific Corporation†	2,377,728
19,197	C.R. Bard Incorporated	1,761,708
46,068	CareFusion Corporation†	1,183,947
29,362	DENTSPLY International Incorporated	1,003,299
34,524	Hospira Incorporated†	1,922,641
8,119	Intuitive Surgical Incorporated†	2,092,671
223,141	Medtronic Incorporated	8,276,298
70,841	St. Jude Medical Incorporated†	3,028,452
70,570	Stryker Corporation	3,789,607
24,587	Varian Medical Systems Incorporated†	1,703,386
40,798	Zimmer Holdings Incorporated†	2,190,036

		39,441,195

Health Care Providers & Services: 1.60%
82,674	Aetna Incorporated	2,522,383
57,103	AmerisourceBergen Corporation	1,948,353
72,107	Cardinal Health Incorporated	2,762,418
55,981	CIGNA Corporation	2,052,262
30,683	Coventry Health Care Incorporated†	810,030
20,085	DaVita Incorporated†	1,395,706
108,906	Express Scripts Incorporated†	5,886,368
34,780	Humana Incorporated†	1,903,856
21,015	Laboratory Corporation of America Holdings†	1,847,638
52,291	McKesson Corporation	3,680,240
87,696	Medco Health Solutions Incorporated†	5,373,133
19,984	Patterson Companies Incorporated	612,109
29,225	Quest Diagnostics Incorporated	1,577,272
100,328	Tenet Healthcare Corporation†	671,193
227,284	UnitedHealth Group Incorporated	8,207,223
81,333	WellPoint Incorporated†	4,624,593

		45,874,777

Health Care Technology: 0.01%
14,723	Cerner Corporation†	1,394,841

Life Sciences Tools & Services: 0.27%
71,572	Agilent Technologies Incorporated†	2,965,225
38,584	Life Technologies Corporation†	2,141,409
24,392	PerkinElmer Incorporated	629,798
82,132	Thermo Fisher Scientific Incorporated†	4,546,824
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Life Sciences Tools & Services: (continued)
18,872	Waters Corporation†	$1,466,540

		11,749,796

Pharmaceuticals: 4.82%
319,418	Abbott Laboratories	15,303,314
63,542	Allergan Incorporated	4,363,427
353,692	Bristol-Myers Squibb Company	9,365,762
209,685	Eli Lilly & Company	7,347,360
59,018	Forest Laboratories Incorporated†	1,887,395
567,469	Johnson & Johnson	35,097,956
636,614	Merck & Company Incorporated	22,943,567
89,931	Mylan Laboratories Incorporated†	1,900,241
1,655,126	Pfizer Incorporated	28,981,254
25,893	Watson Pharmaceuticals Incorporated†	1,337,372

		128,527,648

Industrials: 9.08%

Aerospace & Defense: 2.34%
151,582	Boeing Company	9,892,240
78,055	General Dynamics Corporation	5,538,782
25,907	Goodrich Corporation	2,281,628
161,210	Honeywell International Incorporated†	8,569,923
37,938	ITT Corporation	1,976,948
23,388	L-3 Communications Holdings Incorporated	1,648,620
61,020	Lockheed Martin Corporation	4,265,907
60,335	Northrop Grumman Corporation	3,908,500
29,469	Precision Castparts Corporation	4,102,378
75,327	Raytheon Company	3,490,652
32,410	Rockwell Collins Incorporated	1,888,207
190,807	United Technologies Corporation	15,020,326

		62,584,111

Air Freight & Logistics: 0.91%
34,305	C.H. Robinson Worldwide Incorporated	2,750,916
43,880	Expeditors International of Washington Incorporated	2,395,846
65,016	FedEx Corporation	6,047,136
204,347	United Parcel Service Incorporated Class B	14,831,502

		26,025,400

Airlines: 0.01%
154,375	Southwest Airlines Company	2,003,779

Building Products: 0.01%
74,078	Masco Corporation	937,818

Commercial Services & Supplies: 0.45%
22,310	Avery Dennison Corporation	944,604
26,120	Cintas Corporation	730,315
10,293	Dun & Bradstreet Corporation	844,951
25,499	Equifax Incorporated	907,763
41,353	Iron Mountain Incorporated	1,034,238
42,020	Pitney Bowes Incorporated	1,016,043
63,519	Republic Services Incorporated	1,896,676
30,407	Robert Half International Incorporated	930,453
42,629	RR Donnelley & Sons Company	744,729
17,674	Stericycle Incorporated†	1,430,179
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Commercial Services & Supplies: (continued)
98,317	Waste Management Incorporated†	$3,624,947

		14,104,898

Construction & Engineering: 0.08%
36,944	Fluor Corporation	2,447,906
26,057	Jacobs Engineering Group Incorporated†	1,194,710
44,532	Quanta Services Incorporated†	887,074

		4,529,690

Electrical Equipment: 0.39%
155,524	Emerson Electric Company	8,891,304
29,299	Rockwell Automation Incorporated	2,101,028
19,562	Roper Industries Incorporated	1,495,121

		12,487,453

Industrial Conglomerates: 2.18%
147,714	3M Company	12,747,716
2,201,625	General Electric Company	40,267,718
56,804	Textron Incorporated	1,342,845
101,135	Tyco International Limited	4,191,032

		58,549,311

Machinery: 2.01%
131,151	Caterpillar Incorporated	12,283,602
40,874	Cummins Incorporated	4,496,548
110,806	Danaher Corporation	5,226,718
87,584	Deere & Company	7,273,850
38,597	Dover Corporation	2,255,995
34,776	Eaton Corporation	3,530,111
11,537	Flowserve Corporation	1,375,441
102,476	Illinois Tool Works Incorporated	5,472,217
66,952	Ingersoll-Rand plc	3,152,769
75,360	Paccar Incorporated	4,327,170
23,801	Pall Corporation	1,180,054
33,337	Parker Hannifin Corporation	2,876,982
12,017	Snap-On Incorporated	679,922

		54,131,379

Road & Rail: 0.67%
77,319	CSX Corporation	4,995,579
75,085	Norfolk Southern Corporation	4,716,838
10,691	Ryder System Incorporated	562,772
101,901	Union Pacific Corporation	9,442,144

		19,717,333

Trading Companies & Distributors: 0.03%
30,464	Fastenal Company	1,825,093
11,987	W.W. Grainger Incorporated	1,655,521

		3,480,614

Information Technology: 15.78%

Communications Equipment: 1.93%
1,145,322	Cisco Systems Incorporated†	23,169,862
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Communications Equipment (continued)
16,706	F5 Networks Incorporated†	$2,174,452
26,507	Harris Corporation	1,200,766
46,008	JDS Uniphase Corporation†	666,195
108,111	Juniper Networks Incorporated†	3,991,456
485,461	Motorola Incorporated†	4,403,129
334,274	QUALCOMM Incorporated	16,543,218
76,233	Tellabs Incorporated	516,859

		52,665,937

Computers & Peripherals: 3.94%
189,547	Apple Incorporated†	61,140,278
347,011	Dell Incorporated†	4,701,997
425,747	EMC Corporation†	9,749,604
468,592	Hewlett-Packard Company	19,727,721
16,234	Lexmark International Incorporated†	565,267
74,682	NetApp Incorporated†	4,104,522
21,825	QLogic Corporation†	371,461
48,456	SanDisk Corporation†	2,416,015
47,484	Western Digital Corporation†	1,609,707

		104,386,572

Electronic Equipment & Instruments: 0.29%
36,081	Amphenol Corporation Class A	1,904,352
322,944	Corning Incorporated	6,239,275
32,771	FLIR Systems Incorporated†	974,935
40,508	Jabil Circuit Incorporated	813,804
28,548	Molex Incorporated	648,609

		10,580,975

Internet Software & Services: 1.70%
37,678	Akamai Technologies Incorporated†	1,772,748
237,069	eBay Incorporated†	6,597,628
51,540	Google Incorporated Class A†	30,613,212
26,870	Monster Worldwide Incorporated†	634,937
8,962	Netflix Incorporated†	1,574,621
35,539	VeriSign Incorporated	1,161,058
269,347	Yahoo! Incorporated†	4,479,239

		46,833,443

IT Services: 2.19%
101,914	Automatic Data Processing Incorporated	4,716,578
62,710	Cognizant Technology Solutions Corporation Class A†	4,596,015
31,922	Computer Sciences Corporation	1,583,330
54,726	Fidelity National Information Services Incorporated	1,498,944
30,731	Fiserv Incorporated†	1,799,606
256,714	International Business Machines Corporation	37,675,345
66,513	Paychex Incorporated	2,055,916
60,674	SAIC Incorporated†	962,289
34,611	Teradata Corporation†	1,424,588
33,729	Total System Services Incorporated	518,751
135,524	Western Union Company	2,516,680

		59,348,042

Office Electronics: 0.01%
286,642	Xerox Corporation	3,302,104

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment: 2.19%
118,335	Advanced Micro Devices Incorporated†	$967,980
64,586	Altera Corporation	2,297,969
61,712	Analog Devices Incorporated	2,324,690
276,077	Applied Materials Incorporated	3,878,881
94,104	Broadcom Corporation Class A	4,098,228
11,159	First Solar Incorporated†	1,452,231
1,152,603	Intel Corporation†	24,239,240
34,521	KLA-Tencor Corporation	1,333,890
46,576	Linear Technology Corporation	1,611,063
127,399	LSI Logic Corporation†	763,120
46,994	MEMC Electronic Materials Incorporated†	529,152
38,604	Microchip Technology Incorporated	1,320,642
177,038	Micron Technology Incorporated†	1,419,844
49,502	National Semiconductor Corporation	681,148
18,636	Novellus Systems Incorporated†	602,316
120,054	NVIDIA Corporation†	1,848,831
37,483	Teradyne Incorporated†	526,261
242,621	Texas Instruments Incorporated	7,885,182
53,542	Xilinx Incorporated	1,551,646

		59,332,314

Software: 3.53%
105,118	Adobe Systems Incorporated†	3,235,531
46,987	Autodesk Incorporated†	1,794,902
36,713	BMC Software Incorporated†	1,730,650
79,288	CA Incorporated	1,937,798
38,800	Citrix Systems Incorporated†	2,654,307
45,259	Compuware Corporation†	528,173
68,568	Electronic Arts Incorporated†	1,123,143
57,764	Intuit Incorporated†	2,847,764
31,851	McAfee Incorporated†	1,475,019
1,555,717	Microsoft Corporation	43,435,618
72,648	Novell Incorporated†	430,076
799,854	Oracle Corporation	25,035,429
39,380	Red Hat Incorporated†	1,797,696
24,437	Salesforce.com Incorporated†	3,225,683
160,400	Symantec Corporation†	2,685,095

		93,936,884

Materials: 2.44%

Chemicals: 1.60%
44,276	Air Products & Chemicals Incorporated	4,026,900
15,462	Airgas Incorporated	965,756
14,698	CF Industries Holdings Incorporated	1,986,434
239,843	Dow Chemical Company	8,188,238
188,635	E.I. du Pont de Nemours & Company	9,409,112
14,904	Eastman Chemical Company	1,253,127
47,967	Ecolab Incorporated	2,418,495
14,988	FMC Corporation	1,197,390
16,521	International Flavors & Fragrances Incorporated	918,401
110,837	Monsanto Company	7,718,687
33,685	PPG Industries Incorporated	2,831,896
63,308	Praxair Incorporated	6,044,013
18,512	Sherwin-Williams Company	1,550,379
25,064	Sigma-Aldrich Corporation	1,668,259

		50,177,087

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Construction Materials: 0.01%
26,530	Vulcan Materials Company	$1,176,851

Containers & Packaging: 0.01%
18,250	Ball Corporation	1,241,908
22,356	Bemis Company Incorporated	730,142
33,813	Owens-Illinois Incorporated†	1,038,054
32,995	Sealed Air Corporation	839,718

		3,849,822

Metals & Mining: 0.81%
22,728	AK Steel Holding Corporation	372,055
211,064	Alcoa Incorporated	3,248,273
20,372	Allegheny Technologies Incorporated	1,124,125
27,990	Cliffs Natural Resources Incorporated	2,183,498
97,300	Freeport-McMoRan Copper & Gold Incorporated Class B	11,684,754
101,884	Newmont Mining Corporation	6,258,731
65,240	Nucor Corporation	2,858,815
18,615	Titanium Metals Corporation†	319,804
29,676	United States Steel Corporation	1,733,670

		29,783,725

Paper & Forest Products: 0.01%
90,393	International Paper Company	2,462,295
34,767	MeadWestvaco Corporation	909,495

		3,371,790

Telecommunication Services: 1.86%

Diversified Telecommunication Services: 1.85%
1,221,206	AT&T Incorporated	35,879,023
62,661	CenturyTel Incorporated	2,893,050
205,368	Frontier Communications Corporation	1,998,223
360,104	Qwest Communications International Incorporated	2,740,383
584,109	Verizon Communications Incorporated	20,899,411
99,949	Windstream Corporation	1,393,281

		65,803,371

Wireless Telecommunication Services: 0.01%
82,463	American Tower Corporation Class A†	4,258,372
54,193	MetroPCS Communications Incorporated†	684,442
617,224	Sprint Nextel Corporation†	2,610,841

		7,553,655

Utilities: 2.03%

Electric Utilities: 1.34%
35,115	Allegheny Energy Incorporated	851,187
99,241	American Electric Power Company Incorporated	3,570,689
60,035	Consolidated Edison Incorporated	2,975,933
273,697	Duke Energy Corporation	4,874,542
67,324	Edison International	2,598,704
37,383	Entergy Corporation	2,647,836
136,670	Exelon Corporation	5,690,937
62,989	FirstEnergy Corporation	2,331,852
85,927	Nextera Energy Incorporated	4,467,343
36,433	Northeast Utilities	1,161,483
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INDEX PORTFOLIO

Shares	Security Name	Value
Electric Utilities (continued)
46,389	Pepco Holdings Incorporated	$846,598
22,464	Pinnacle West Capital Corporation	931,132
99,864	PPL Corporation	2,628,418
60,531	Progress Energy Incorporated	2,631,886
173,298	The Southern Company	6,625,181

		44,833,721

Gas Utilities: 0.01%
9,409	Nicor Incorporated	469,685
22,005	ONEOK Incorporated	1,220,604

		1,690,289

Independent Power Producers & Energy Traders: 0.01%
136,792	AES Corporation†	1,666,118
41,286	Constellation Energy Group Incorporated	1,264,582
51,079	NRG Energy Incorporated†	998,076

		3,928,776

Multi-Utilities: 0.67%
49,557	Ameren Corporation	1,397,010
87,444	CenterPoint Energy Incorporated	1,374,618
50,538	CMS Energy Corporation	940,006
119,953	Dominion Resources Incorporated†	5,124,390
34,945	DTE Energy Company	1,583,705
16,031	Integrys Energy Group Incorporated	777,663
57,507	NiSource Incorporated	1,013,271
81,014	PG&E Corporation	3,875,708
104,543	Public Service Enterprise Group Incorporated	3,325,511
23,397	SCANA Corporation	949,916
49,603	Sempra Energy	2,603,163
44,373	TECO Energy Incorporated	789,838
24,155	Wisconsin Energy Corporation	1,421,761
95,075	Xcel Energy Incorporated	2,240,009

		27,416,569

Total Common Stocks (Cost $2,029,153,080)		2,361,790,039

Principal		Interest Rate	Maturity Date
Short-Term Investments: 0.01%

Corporate Bonds & Notes: 0.01%
$4,954,030	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	2,012,327
6,516,373	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	3,649,169

				5,661,496

Shares		Yield
Investment Companies: 0.00%
21,253,764	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	21,253,764
174,885,503	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	174,885,503

			196,139,267

Principal		Interest Rate	Maturity Date
US Treasury Bills: 0.00%
$2,500,000	US Treasury Bill #^	0.10%	02/03/2011	$2,499,763
750,000	US Treasury Bill #^	0.13	03/03/2011	749,828

				3,249,591

Total Short-Term Investments (Cost $202,972,693)				205,050,354

Total Investments in Securities (Cost $2,232,125,773)*		107.35%		2,566,840,393

Other Assets and Liabilities, Net		(7.35)		(175,790,659)

Total Net Assets		100.00%		$2,391,049,734

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions

*	Cost for federal income tax purposes is $2,296,862,212 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$503,859,644
Gross unrealized depreciation	(233,881,463)

Net unrealized appreciation	$269,978,181
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.46%

Argentina: 0.96%
17,317	Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$278,631

Australia: 3.84%
35,284	AMP Limited (Financials, Insurance)	190,908
3,545	ASX Limited (Financials, Diversified Financial Services)	136,621
3,877	Commonwealth Bank of Australia (Financials, Commercial Banks)	201,323
2,757	Macquarie Group Limited (Financials, Capital Markets)	104,363
7,479	Newcrest Mining Limited (Materials, Metals & Mining)	309,347
7,602	Westpac Banking Corporation (Financials, Commercial Banks)	172,690

		1,115,252

Belgium: 0.64%
3,226	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	184,507

Brazil: 0.46%
6,572	Banco Bradesco SA ADR (Financials, Commercial Banks)	133,346

Canada: 7.10%
3,869	Agnico-Eagle Mines Limited (Materials, Metals & Mining)«	296,752
11,817	Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	393,388
7,004	Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	312,408
7,292	EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	213,340
3,872	Goldcorp Incorporated (Materials, Metals & Mining)	178,666
5,657	Pacific Rubiales Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	192,018
4,262	Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	164,085
4,992	Teck Cominco Incorporated Limited (Materials, Metals & Mining)	310,224

		2,060,881

China: 5.25%
1,305	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	125,972
248,000	China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	135,601
2,261	China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	112,191
4,422	Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†«	159,855
7,825	Sina Corporation (Information Technology, Internet Software & Services)†«	538,517
7,900	Tencent Holdings Limited (Information Technology, Internet Software & Services)	171,664
4,886	Vanceinfo Technologies Incorporated ADR (Information Technology, Software)†«	168,762
28,000	ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	111,311

		1,523,873

Denmark: 0.96%
15	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	135,827
1,434	Carlsberg A/S (Consumer Staples, Beverages)	143,579

		279,406

Finland: 0.43%
12,020	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	124,322

France: 9.19%
2,429	Alstom RGPT (Industrials, Machinery)	116,235
3,652	BNP Paribas SA (Financials, Commercial Banks)	232,345
3,387	Carrefour SA (Consumer Staples, Food & Staples Retailing)	139,629
2,564	Compagnie de Saint-Gobain (Industrials, Building Products)	131,912
11,090	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	231,111
2,644	Groupe Danone (Consumer Staples, Food Products)	166,130
1,781	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	292,972
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
France (continued)
1,297	Pernod-Ricard (Consumer Staples, Beverages)	$121,947
10,549	Peugeot SA (Consumer Discretionary, Automobiles)	400,485
1,629	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	259,043
3,267	Publicis Groupe (Consumer Discretionary, Media)	170,262
2,525	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	161,453
903	Technip SA (Energy, Energy Equipment & Services)	83,382
2,996	Total SA (Energy, Oil, Gas & Consumable Fuels)	158,741

		2,665,647

Germany: 9.31%
6,413	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	418,972
1,747	Allianz AG (Financials, Insurance)	207,609
2,397	BASF SE (Materials, Chemicals)	191,226
3,537	Bayer AG (Health Care, Pharmaceuticals)	261,375
2,430	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	191,098
5,795	Daimler AG (Consumer Discretionary, Automobiles)	392,846
1,707	Deutsche Boerse AG (Financials, Diversified Financial Services)	118,159
1,272	Hochtief AG (Industrials, Construction & Engineering)	108,004
2,532	Metro AG (Consumer Staples, Food & Staples Retailing)	182,304
1,257	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	190,565
3,733	SAP AG (Information Technology, Software)	190,058
2,014	Siemens AG (Industrials, Industrial Conglomerates)	249,484

		2,701,700

Hong Kong: 0.46%
5,845	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	132,574

India: 0.41%
2,378	ICICI Bank Limited ADR (Financials, Commercial Banks)«	120,422

Israel: 0.49%
2,728	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)«	142,211

Japan: 12.45%
3,500	Canon Incorporated (Information Technology, Office Electronics)	181,488
131,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	595,381
10,700	Komatsu Limited (Industrials, Machinery)	323,807
7,200	Makita Corporation (Industrials, Machinery)	294,421
67,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	297,081
17,000	NKSJ Holdings Incorporated (Financials, Insurance)	125,212
28,700	Nomura Holdings Incorporated (Financials, Capital Markets)	182,048
62,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	398,621
1,700	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	118,303
2,100	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	132,947
29,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	157,877
6,600	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	261,756
7,800	Uni-Charm Corporation (Consumer Discretionary, Household Products)	310,309
606	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	235,115

		3,614,366

Luxembourg: 0.25%
1,907	ArcelorMittal (Materials, Metals & Mining)	72,321

Netherlands: 5.90%
4,056	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	156,639
13,852	ING Groep NV (Financials, Diversified Financial Services)	134,756
3,630	Koninklijke Philips Electronics NV (Materials, Chemicals)	111,180
11,246	New World Resources NV (Materials, Metals & Mining)	168,498
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
Netherlands (continued)
9,490	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	$500,919
8,489	Unilever NV (Consumer Staples, Food Products)	264,312
18,578	USG People NV (Industrials, Commercial Services & Supplies)	377,352

		1,713,656

Norway: 0.53%
9,379	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	152,377

Singapore: 0.42%
11,000	DBS Group Holdings Limited (Financials, Commercial Banks)	122,741

South Korea: 1.11%
914	Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	139,729
218	Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	182,291

		322,020

Spain: 2.64%
16,020	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	161,841
2,734	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	204,702
7,731	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	215,400
8,110	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	183,856

		765,799

Sweden: 0.44%
6,387	Skanska AB (Industrials, Construction & Engineering)	126,588

Switzerland: 10.01%
5,996	ABB Limited (Industrials, Electrical Equipment)	133,579
4,632	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	272,471
7,163	Credit Suisse Group (Financials, Capital Markets)	288,588
10,077	Nestle SA (Consumer Staples, Food Products)	590,070
6,059	Novartis AG (Health Care, Pharmaceuticals)	356,088
2,669	Roche Holdings AG (Health Care, Pharmaceuticals)	391,073
1,076	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	479,654
11,174	UBS AG (Financials, Capital Markets)	183,445
816	Zurich Financial Services AG (Financials, Insurance)	211,375

		2,906,343

United Kingdom: 24.21%
5,337	Anglo American plc (Materials, Metals & Mining)	277,544
17,246	Antofagasta plc (Materials, Metals & Mining)	433,438
98,406	Ashtead Group plc (Industrials, Trading Companies & Distributors)	265,271
67,753	Barclays plc (Financials, Commercial Banks)	276,390
5,694	BG Group plc (Health Care, Health Care Providers & Services)	115,053
12,146	BHP Billiton plc (Materials, Metals & Mining)	483,078
51,066	BP plc (Energy, Oil, Gas & Consumable Fuels)	370,657
32,557	British Airways plc (Industrials, Airlines)†	138,320
14,830	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	259,885
17,956	Cookson Group plc (Utilities, Multi-Utilities)	184,348
16,656	Experian Group Limited (Financials, Diversified Financial Services)	207,227
142,177	Game Group plc (Consumer Discretionary, Specialty Retail)	155,168
13,538	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	261,728
94,113	Hays plc (Industrials, Commercial Services & Supplies)	189,137
53,754	HSBC Holdings plc (Financials, Commercial Banks)	545,673
9,925	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	192,343
4,139	Intertek Group plc (Industrials, Commercial Services & Supplies)	114,543
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
24,979	Kingfisher plc (Consumer Discretionary, Specialty Retail)	$102,580
180,046	Lloyds TSB Group plc (Financials, Commercial Banks)	184,426
17,649	Persimmon plc (Consumer Discretionary, Household Durables)	114,689
7,500	Rio Tinto plc (Materials, Metals & Mining)	524,617
12,400	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	413,433
4,916	Standard Chartered plc (Financials, Commercial Banks)	132,252
12,536	Travis Perkins plc (Industrials, Trading Companies & Distributors)	206,785
120,128	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	310,529
16,665	WPP plc (Consumer Discretionary, Media)	205,131
15,428	Xstrata plc (Materials, Metals & Mining)	362,130

		7,026,375

Total Common Stocks (Cost $24,058,806)		28,285,358

Preferred Stocks: 2.01%

Germany: 2.01%

		Dividend Yield
6,821	Fresenius AG (Healthcare, Healthcare Providers & Services)	1.10%	583,992

Total Preferred Stocks (Cost $513,322)			583,992

			Yield
Short-Term Investments: 6.32%
246,128	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14	246,128
1,586,921	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.27	1,586,921

Total Short-Term Investments (Cost $1,833,049)				1,833,049

Total Investments in Securities (Cost $26,405,177)*		105.79%		30,702,399
Other Assets and Liabilities, Net		(5.79)		(1,681,674)

Total Net Assets		100.00%		$29,020,725

†	Non-income earning securities.
«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $27,266,980 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,856,865
Gross unrealized depreciation	(421,446)

Net unrealized appreciation	$3,435,419
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 96.69%

Australia: 1.74%
17,512	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	$194,516
317,363	Foster’s Group Limited (Consumer Staples, Beverages)	1,843,722

		2,038,238

Belgium: 1.09%
22,381	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,280,051

Bermuda: 4.02%
81,966	Hongkong Land Holdings Limited (Financials, Real Estate Management & Development)	591,795
923,921	Huabao International Holdings Limited (Materials, Chemicals)	1,495,333
298,000	Li & Fung Limited (Consumer Discretionary, Distributors)	1,729,081
593,693	NWS Holdings Limited (Industrials, Industrial Conglomerates)	901,294

		4,717,503

Canada: 2.55%
8,399	Canadian National Railway Company (Industrials, Road & Rail)«	558,282
37,516	Canadian Pacific Railway Limited (Industrials, Road & Rail)«	2,431,412

		2,989,694

Cayman Islands: 6.13%
284,500	China Resources Land Limited (Industrials, Machinery)	519,748
2,061,429	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,529,797
959,550	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,148,025

		7,197,570

China: 5.09%
20,122	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	1,942,377
1,707,029	China Construction Bank (Financials, Commercial Banks)	1,530,722
251,750	China Life Insurance Company Limited (Financials, Insurance)	1,028,338
27,511	Ctrip.com International Limited ADR (Consumer Discretionary, Hotels, Restaurants & Leisure)«†	1,112,820
439	E-Commerce China Dangdang ADR (Consumer Discretionary, Internet & Catalog Retail)«†	11,884
15,700	Tencent Holdings Limited (Information Technology, Internet Software & Services)	341,155
377	Youku.com Incorporated ADR (Information Technology, Internet Software & Services)†	13,199

		5,980,495

Denmark: 0.37%
16,854	Danske Bank (Financials, Commercial Banks)	432,073

France: 10.79%
25,664	BNP Paribas SA (Financials, Commercial Banks)	1,632,775
22,131	Compagnie de Saint-Gobain (Industrials, Building Products)	1,138,586
1,588	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	261,224
188,264	Natixis (Financials, Commercial Banks)	880,520
34,306	Pernod-Ricard (Consumer Staples, Beverages)	3,225,521
12,882	Publicis Groupe (Consumer Discretionary, Media)	671,354
13,921	Renault SA (Consumer Discretionary, Automobiles)	809,214
10,986	Unibail-Rodamco (Financials, Real Estate Management & Development)	2,172,727
34,514	Vinci SA (Industrials, Construction & Engineering)	1,876,205

		12,668,126

Germany: 12.01%
3,779	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	246,889
16,089	BASF SE (Materials, Chemicals)	1,283,534
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Germany (continued)
46,781	Bayer AG (Health Care, Pharmaceuticals)	$3,456,994
4,503	Brenntag AG (Materials, Chemicals)†	459,124
46,727	Daimler AG (Consumer Discretionary, Automobiles)	3,167,646
15,616	Linde AG (Materials, Chemicals)	2,369,523
7,174	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,087,602
11,664	Rhoen Klinikum AG (Health Care, Health Care Providers & Services)	256,711
14,368	Siemens AG (Industrials, Industrial Conglomerates)	1,779,836

		14,107,859

Hong Kong: 12.04%
758,600	AIA Group Limited (Financials, Insurance)†	2,132,489
61,900	Bank of East Asia Limited (Financials, Commercial Banks)	259,217
95,651	Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	593,143
247,543	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	842,362
101,600	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	1,567,240
153,746	China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	607,246
257,989	China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	477,290
128,900	Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	145,935
51,948	Hang Seng Bank Limited (Financials, Commercial Banks)	854,126
204,600	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	1,395,096
63,200	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	1,433,481
328,071	New World Development Limited (Financials, Real Estate Management & Development)	616,231
792,900	Sino Land Company (Financials, Real Estate Management & Development)	1,483,219
104,300	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	1,732,340

		14,139,415

India: 1.03%
15,179	Coal India Limited (Energy, Oil, Gas & Consumable Fuels)†	106,845
67,552	Housing Development Finance Corporation (Industrials, Construction & Engineering)	1,100,335

		1,207,180

Ireland: 0.44%
10,752	Accenture plc (Information Technology, IT Services)	521,364

Italy: 1.12%
485,292	Intesa Sanpaolo (Financials, Commercial Banks)	1,316,446

Japan: 5.35%
16,300	Canon Incorporated (Information Technology, Office Electronics)	845,215
45,700	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	1,809,650
130,500	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	2,155,444
42,700	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	1,478,380

		6,288,689

Netherlands: 6.31%
22,488	Akzo Nobel NV (Materials, Chemicals)	1,396,907
87,575	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,382,065
171,830	ING Groep NV (Financials, Diversified Financial Services)	1,671,608
36,287	TNT NV (Industrials, Air Freight & Logistics)	957,684

		7,408,264

Singapore: 1.14%
44,700	City Developments Limited (Financials, Real Estate Management & Development)	437,474
116,400	Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	896,117

		1,333,591

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Spain: 2.31%
62,676	Amadeus IT Holding SA (Information Technology, IT Services)†	$1,313,262
18,651	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,396,454

		2,709,716

Sweden: 1.03%
61,840	Sandvik AB (Industrials, Machinery)	1,205,419

Switzerland: 7.68%
35,749	Adecco SA (Industrials, Professional Services)	2,341,846
77,065	Nestle SA (Consumer Staples, Food Products)	4,512,630
253	Roche Holdings AG - Bearer Shares (Health Care, Pharmaceuticals)	38,640
4,768	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,125,457

		9,018,573

Turkey: 0.13%
11,875	Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	156,898

United Kingdom: 14.32%
230,983	Experian Group Limited (Financials, Diversified Financial Services)	2,873,801
486,323	Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	829,896
69,874	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,143,949
610,998	Kingfisher plc (Consumer Discretionary, Specialty Retail)	2,509,166
18,899	Standard Chartered plc (Financials, Commercial Banks)	508,426
464,351	Tesco plc (Consumer Staples, Food & Staples Retailing)	3,076,869
273,930	WPP plc (Consumer Discretionary, Media)	3,371,829
64,032	Xstrata plc (Materials, Metals & Mining)	1,502,974

		16,816,910

Total Common Stocks (Cost $98,666,077)		113,534,074

			Yield
Short-Term Investments: 7.76%

Investment Companies: 7.76%
5,449,391	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14%	5,449,391
3,656,056	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)		0.27	3,656,056

Total Short-Term Investments (Cost $9,105,447)				9,105,447

Total Investments in Securities (Cost $107,771,524)*		104.45%		122,639,521

Other Assets and Liabilities, Net		(4.45)		(5,222,139)

Total Net Assets		100.00%		$117,417,382

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $113,494,696 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,688,358
Gross unrealized depreciation	(1,543,533)

Net unrealized appreciation	$9,144,825
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 89.29%

Australia: 8.31%
1,213	AGL Energy Limited (Utilities, Multi-Utilities)	$18,894
6,177	Alumina Limited (Materials, Metals & Mining)	15,667
3,148	Amcor Limited (Materials, Containers & Packaging)	21,732
5,376	AMP Limited (Financials, Insurance)	29,086
7,708	Asciano Group (Industrials, Road & Rail)	12,575
450	ASX Limited (Financials, Diversified Financial Services)	17,342
6,679	Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	159,509
2,630	AXA Asia Pacific Holdings Limited (Financials, Insurance)	16,973
959	Bendigo Bank Limited (Financials, Commercial Banks)	9,760
8,822	BHP Billiton Limited (Materials, Metals & Mining)	408,296
612	Billabong International Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,102
4,803	BlueScope Steel Limited (Industrials, Professional Services)	11,053
1,888	Boral Limited (Materials, Construction Materials)	9,327
3,746	Brambles Limited (Industrials, Commercial Services & Supplies)	27,279
400	Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	5,879
5,521	CFS Retail Property Trust (Financials, Real Estate Investment Trusts)	9,939
1,306	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	14,506
149	Cochlear Limited (Health Care, Health Care Equipment & Supplies)	12,254
4,085	Commonwealth Bank of Australia (Financials, Commercial Banks)	212,123
1,171	Computershare Limited (Information Technology, IT Services)	12,911
1,188	Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,024
1,444	CSL Limited (Health Care, Biotechnology)	53,597
4,489	CSR Limited (Industrials, Industrial Conglomerates)	7,713
12,665	DB Rreef Trust (Financials, Real Estate Investment Trusts (REITs))	10,298
19	Duluxgroup Limited (Materials, Chemicals)	53
6,273	Fairfax Media Limited (Consumer Discretionary, Media)	8,982
2,862	Fortescue Metals Group Limited (Materials, Metals & Mining)†	19,143
5,085	Foster’s Group Limited (Consumer Staples, Beverages)	29,540
4,250	Goodman Fielder Limited (Consumer Staples, Food Products)	5,847
4,457	GPT Group (Financials, Real Estate Investment Trusts (REITs))	13,402
1,574	Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	4,733
4,213	Incitec Pivot Limited (Materials, Chemicals)	17,063
5,605	Insurance Australia Group Limited (Insurance Carriers )	22,242
356	Leighton Holdings Limited (Industrials, Construction & Engineering)	11,208
1,411	Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	12,455
382	MacArthur Coal Limited (Materials, Metals & Mining)	5,001
2	Macquaire Office Trust (Financials, Real Estate Investment Trusts (REITs))	6
1,087	Macquarie Airports Group (Industrials, Transportation Infrastructure)	3,324
18,390	Macquarie Goodman Group (Financials, Real Estate Investment Trusts (REITs))	12,226
930	Macquarie Group Limited (Financials, Capital Markets)	35,203
2,269	Metcash Limited (Consumer Staples, Food & Staples Retailing)	9,538
8,853	Mirvac Group (Financials, Real Estate Investment Trusts (REITs))	11,092
5,589	National Australia Bank Limited (Financials, Commercial Banks)	135,478
2,014	Newcrest Mining Limited (Materials, Metals & Mining)	83,302
3,508	OneSteel Limited (Materials, Metals & Mining)	9,293
1,014	Orica Limited (Materials, Chemicals)	25,823
2,225	Origin Energy Limited (Energy,Oil, Gas & Consumable Fuels)	37,913
7,906	OZ Minerals Limited (Materials, Metals & Mining)	13,907
2,019	Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	10,181
3,289	Qantas Airways Limited (Industrials, Airlines)	8,545
2,658	QBE Insurance Group Limited (Financials, Insurance)	49,342
4,487	QR National Limited (Industrials, Road & Raill)	12,621
1,148	Rio Tinto Limited (Materials, Metals & Mining)	100,356
2,195	Santos Limited (Energy, Oil, Gas & Consumable Fuels)	29,521
488	Sims Group Limited (Materials, Metals & Mining)	10,766
969	Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	11,497
4,134	SP AusNet (Utilities, Electric Utilities)	3,679
6,260	Stockland Limited (Financials, Real Investments Trusts (REITs))	23,049
3,381	Suncorp-Metway Limited (Financials, Insurance)	29,773
1,820	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,235
3,377	Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,911
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Australia (continued)
11,473	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	$32,739
1,674	Toll Holdings Limited (Industrials, Air Freight & Logistics)	9,811
3,557	Transurban Group (Industrials, Transportation Infrastructure)	18,626
2,641	Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	86,438
385	Wesfarmers Limited Price Protected Shares (Consumer Staples, Food & Staples Retailing)	12,719
5,754	Westfield Group (Financials, Real Estate Investment Trusts (REITs))	56,379
5,754	Westfield Retail Trust (Financials, Real Estate Investment Trusts (REITs))	15,124
8,120	Westpac Banking Corporation (Financials, Commercial Banks)	184,464
1,640	Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	71,389
3,262	Woolworths Limited (Consumer Staples, Food & Staples Retailing)	89,981
505	WorleyParsons Limited (Energy, Energy Equipment & Services)	13,812

		2,541,571

Austria: 0.01%
497	Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	23,333
2,181	IMMOEAST AG (Financials, Real Estate Investment Trusts (REITs))(a)	0
2,606	IMMOFINANZ Immobilien Anlagen AG (Financials, Real Estate Investment Trusts (REITs))	11,101
389	OMV AG (Energy, Oil, Gas & Consumable Fuels)	16,161
128	Raiffeisen International Bank Holdings (Financials, Commercial Banks)	7,009
843	Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	11,847
224	Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	8,341
289	Voestalpine AG (Materials, Metals & Mining)	13,764
114	Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	5,921

		97,477

Belgium: 0.47%
1,902	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	108,779
2,600	Anheuser-Busch InBev NV (Consumer Staples, Beverages)†	12
102	Bekaert SA (Industrials, Electrical Equipment)	11,706
395	Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	13,260
199	Colruyt SA (Consumer Staples, Food & Staples Retailing)	10,116
272	Delhaize Group (Consumer Staples, Food & Staples Retailing)	20,086
1,642	Dexia (Financials, Commercial Banks)†	5,703
6,006	Fortis (Financials, Insurance)	13,722
9,100	Fortis Strip VVPR (Financials, Insurance)†	10
217	Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	18,246
435	KBC Groep NV (Financials, Commercial Banks)	14,821
80	Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	5,184
67	Nationale A Portefeuille (Financials, Diversified Financial Services)	3,275
159	Solvay SA (Materials, Chemicals)	16,943
265	UCB SA (Health Care, Pharmaceuticals)	9,088
295	Umicore (Materials, Chemicals)	15,341

		266,292

Bermuda: 0.01%
1,000	Cheung Kong Infrastructure Holdings Limited (Utilities, Electric Utilities)	4,577
3,343	Esprit Holdings Limited (Consumer Discretionary, Specialty Retail)	15,910
50	Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	31
1,976	Kerry Properties Limited (Financials, Real Estate Management & Development)	10,293
6,200	Li & Fung Limited (Consumer Discretionary, Distributors)	35,971
8,914	Mongolia Energy Company Limited (Energy, Oil, Gas & Consumable Fuels)†	2,658
7,986	Noble Group Limited (Industrials, Trading Companies & Distributors)	13,500
4,084	NWS Holdings Limited (Industrials, Industrial Conglomerates)	6,197
200	Orient Overseas International Limited (Industrials, Marine)	1,938
728	Seadrill Limited (Energy, Energy Equipment & Services)	24,600
4,000	Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,855
2,000	Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,189

		133,719

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Cayman Islands: 0.01%
500	ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	$6,313
6,000	Foxconn International Holdings Limited (Information Technology, Electronic Equipment & Instruments)†	4,185
1,500	Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	3,688
5,962	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,094
4,612	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,317

		37,597

Cyprus: 0.01%
1,977	Bank of Cyprus Public Company Limited (Financials, Commercial Banks)	6,782

Denmark: 0.55%
4	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	36,217
1	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	8,807
312	Carlsberg A/S (Consumer Staples, Beverages)	31,236
67	Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	9,102
1,228	Danske Bank (Financials, Commercial Banks)	31,478
550	DSV A/S (Industrials, Road & Rail)	12,154
1,102	Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	124,261
106	Novozymes A/S Class B (Materials, Chemicals)	14,762
75	Trygvesta A/S (Financials, Insurance)	3,459
548	Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	17,297
20	William Demant Holding (Health Care, Health Care Equipment & Supplies)†	1,474

		290,247

Finland: 0.66%
357	Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	7,760
1,155	Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	34,771
138	Kesko Oyj (Consumer Staples, Food & Staples Retailing)	6,439
421	Kone Oyj (Industrials, Machinery)	23,401
357	Metso Oyj (Industrials, Machinery)	19,939
380	Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	6,066
9,876	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	102,144
280	Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	10,269
368	OKO Bank (Financials, Diversified Financial Services)	4,409
267	Orion Oyj (Health Care, Pharmaceuticals)	5,839
238	Outokumpu Oyj (Materials, Metals & Mining)	4,412
200	Rautaruukki Oyj (Materials, Metals & Mining)	4,678
1,107	Sampo Oyj (Financials, Insurance)	29,658
240	SanomaWSOY Oyj (Consumer Discretionary, Media)	5,200
1,560	Stora Enso Oyj (Materials, Paper & Forest Products)	16,018
1,430	UPM-Kymmene Oyj (Materials, Paper & Forest Products)	25,260
188	Wartsila Oyj (Industrials, Machinery)	14,343

		320,606

France: 8.59%
378	Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,821
88	Aeroports de Paris (Industrials, Transportation Infrastructure)	6,946
400	Air France-KLM (Industrials, Airlines)	7,286
750	Air Liquide SA (Materials, Chemicals)	94,850
6,364	Alcatel SA (Information Technology, Communications Equipment)	18,538
541	Alstom RGPT (Industrials, Machinery)	25,887
134	Atos Origin SA (Information Technology, IT Services)	7,134
4,538	AXA SA (Financials, Insurance)	75,497
35	BioMerieux (Health Care, Health Care Equipment & Supplies)	3,453
2,499	BNP Paribas SA (Financials, Commercial Banks)	158,988
607	Bouygues SA (Industrials, Construction & Engineering)	26,162
129	Bureau Veritas SA (Industrials, Commercial Services & Supplies)	9,778
397	Cap Gemini SA (Information Technology, IT Services)	18,530
1,584	Carrefour SA (Consumer Staples, Food & Staples Retailing)	65,299
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
France (continued)
142	Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	$13,843
168	Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	23,998
440	CNP Assurances (Financials, Insurance)	7,941
1,023	Compagnie de Saint-Gobain (Industrials, Building Products)	52,630
378	Compagnie Generale de Geophysique — Veritas (Energy, Energy Equipment & Services)†	11,504
454	Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	32,578
2,460	Credit Agricole SA (Financials, Commercial Banks)	31,241
156	Dassault Systemes SA (Information Technology, Software)	11,761
434	Edenred (Consumer Staples, Commercial Services & Supplies)†	10,274
120	Eiffage SA (Industrials, Construction & Engineering)†	5,293
682	Electricite de France (Utilities, Electric Utilities)	27,973
15	Eramet (Materials, Metals & Mining)	5,141
532	Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	34,247
86	Eurazeo (Financials, Diversified Financial Services)	6,377
260	Eutelsat Communications (Consumer Discretionary, Media)	9,516
72	Fonciere des Regions (Financials, Real Estate Investment Trusts (REITs))	6,966
4,871	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	101,509
3,276	Gaz de France (Utilities, Multi-Utilities)	117,541
1,701	GDF Suez (Utilities, Electric Utilities)	2
56	Gecina SA (Financials, Real Estate Investment Trusts (REITs))	6,159
1,546	Groupe Danone (Consumer Staples, Food Products)	97,139
1,205	Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	10,595
28	Hermes International (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,865
69	ICADE (Financials, Real Estate Investment Trusts (REITs))	7,040
48	ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	5,221
112	Imerys SA (Materials, Construction Materials)	7,466
197	JC Decaux SA (Consumer Discretionary, Media)	6,061
270	Klepierre (Financials, Real Estate Investment Trusts (REITs))	9,740
630	L’Oreal SA (Consumer Staples, Personal Products)	69,941
528	Lafarge SA (Materials, Construction Materials)	33,104
299	Lagardere SCA (Consumer Discretionary, Media)	12,318
333	Legrand SA (Industrials, Electrical Equipment)	13,561
650	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	106,923
188	M6 Metropole Television (Consumer Discretionary, Media)	4,547
2,215	Natixis (Financials, Commercial Banks)	10,360
92	Neopost SA (Information Technology, Office Electronics)	8,016
369	PagesJaunes SA (Consumer Discretionary, Media)	3,353
526	Pernod-Ricard (Consumer Staples, Beverages)	49,455
393	Peugeot SA (Consumer Discretionary, Automobiles)	14,920
197	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	31,326
336	Publicis Groupe (Consumer Discretionary, Media)	17,510
506	Renault SA (Consumer Discretionary, Automobiles)	29,412
424	Safran SA (Industrials, Aerospace & Defense)	15,015
2,766	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	176,862
642	Schneider Electric SA (Industrials, Electrical Equipment)	96,084
444	SCOR SE (Financials, Insurance)	11,273
79	Societe BIC SA (Industrials, Commercial Services & Supplies)	6,790
1,670	Societe Generale (Financials, Commercial Banks)	89,755
348	Societe Television Francaise 1 (Consumer Discretionary, Media)	6,045
245	Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,883
684	Suez Environnement SA (Utilities, Water Utilities)	14,122
270	Technip SA (Energy, Energy Equipment & Services)	24,930
265	Thales SA (Industrials, Aerospace & Defense)	9,273
5,552	Total SA (Energy, Oil, Gas & Consumable Fuels)	294,168
243	Unibail-Rodamco (Financials, Real Estate Management & Development)	48,058
287	Vallourec SA (Industrials, Machinery)	30,144
952	Veolia Environnement (Utilities, Multi-Utilities)	27,821
1,162	Vinci SA (Industrials, Construction & Engineering)	63,166
3,257	Vivendi SA (Consumer Discretionary, Media)	87,916

		2,623,841

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Germany: 7.22%
545	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	$35,605
1,196	Allianz AG (Financials, Insurance)	142,128
39	Axel Springer AG (Consumer Discretionary, Media)	6,358
2,422	BASF SE (Materials, Chemicals)	193,219
2,160	Bayer AG (Health Care, Pharmaceuticals)	159,617
882	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	69,361
230	Beiersdorf AG (Consumer Staples, Personal Products)	12,762
74	Brenntag AG (Materials, Chemicals)†	7,545
224	Celesio AG (Health Care, Health Care Providers & Services)	5,568
1,842	Commerzbank AG (Financials, Commercial Banks)	13,670
132	Continental AG (Consumer Discretionary, Auto Components)	10,431
2,378	Daimler AG (Consumer Discretionary, Automobiles)	161,205
2,454	Deutsche Bank AG (Financials, Capital Markets)	128,219
516	Deutsche Boerse AG (Financials, Diversified Financial Services)	35,717
580	Deutsche Lufthansa AG (Industrials, Airlines)	12,675
2,245	Deutsche Post AG (Industrials, Air Freight & Logistics)	38,099
7,456	Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	96,196
4,746	E.ON AG (Utilities, Electric Utilities)	145,455
109	Fraport AG (Industrials, Transportation Infrastructure)	6,869
499	Fresenius Medical Care AG & Company (Health Care, Health Care Providers & Services)	28,825
84	Fresenius SE (Health Care, Health Care Equipment & Supplies)	7,044
436	GEA Group AG (Industrials, Engineering)	12,601
179	Hannover Rueckversicherung AG (Financials, Insurance)	9,599
379	Heidelbergcement AG (Materials, Construction Materials)	23,752
338	Henkel KGaA (Consumer Staples, Household Products)	17,440
120	Hochtief AG (Industrials, Construction & Engineering)	10,188
2,863	Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	26,638
377	K+S AG (Materials, Chemicals)	28,392
142	Kabel Deutschland Holding AG (Consumer Discretionary, Media)	6,618
219	LANXESS AG (Materials, Chemicals)	17,295
450	Linde AG (Materials, Chemicals)	68,281
275	MAN AG (Industrials, Machinery)	32,701
167	Merck KGaA (Health Care, Pharmaceuticals)	13,355
341	Metro AG (Consumer Staples, Food & Staples Retailing)	24,551
495	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	75,043
15	PUMA AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,971
1,102	RWE AG (Utilities, Multiline Retail)	73,467
125	Salzgitter AG (Materials, Metals & Mining)	9,649
2,261	SAP AG (Information Technology, Software)	115,113
2,161	Siemens AG (Industrials, Industrial Conglomerates)	267,693
194	Suedzucker AG (Consumer Staples, Food Products)	5,165
881	Thyssenkrupp AG (Materials, Metals & Mining)	36,477
410	TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,753
356	United Internet AG (Information Technology, Internet Software & Services)	5,787
78	Volkswagen AG (Consumer Discretionary, Automobiles)	11,037
46	Wacker Chemie AG (Materials, Chemicals)	8,028

		2,226,162

Greece: 0.01%
1,509	Alpha Bank AE (Financials, Commercial Banks)	7,658
465	Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	12,025
961	EFG Eurobank Ergasias SA (Financials, Commercial Banks)	4,812
730	Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	5,955
2,157	National Bank of Greece SA (Financials, Commercial Banks)	17,434
590	Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,205
340	Public Power Corporation SA (Utilities, Electric Utilities)	4,893

		62,982

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Hong Kong: 1.93%
20,600	AIA Group Limited (Financials, Insurance)†	$57,906
4,186	Bank of East Asia Limited (Financials, Commercial Banks)	17,529
10,000	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	34,027
3,000	Cathay Pacific Airways Limited (Industrials, Airlines)	8,278
4,000	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	61,700
5,000	CLP Holdings Limited (Utilities, Electric Utilities)	40,588
2,000	Hang Lung Group Limited (Financials, Real Estate Management & Development)	13,147
6,000	Hang Lung Properties Limited (Financials, Real Estate Management & Development)	28,058
2,000	Hang Seng Bank Limited (Financials, Commercial Banks)	32,882
3,107	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	21,185
11,342	Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	26,731
3,500	Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	22,063
2,000	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	45,361
1,000	Hopewell Holdings (Financials, Real Estate Management & Development)	3,138
6,000	Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	61,752
1,809	Hysan Development Company Limited (Financials, Real Estate Management & Development)	8,517
3,584	MTR Corporation Limited (Industrials, Road & Rail)	13,048
6,611	New World Development Limited (Financials, Real Estate Management & Development)	12,417
11,977	PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	5,300
4,193	Sino Land Company (Financials, Real Estate Management & Development)	7,843
4,000	SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,349
4,057	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	67,382
2,000	Swire Pacific Limited (Financials, Real Estate Management & Development)	32,883
5,918	The Link REIT (Financials, Real Estate Investment Trusts (REITs))	18,386
3,625	Wharf Holdings Limited (Financials, Real Estate Management & Development)	27,888
2,000	Wheelock & Company (Financials, Real Estate Management & Development)	8,091
500	Wing Hang Bank Limited (Financials, Commercial Banks)	6,914

		689,363

Ireland: 0.01%
10,068	Bank of Ireland plc (Financials, Commercial Banks)†	5,040
1	Bank of Ireland plc (Financials, Commercial Banks)†	1
1,841	CRH plc (Materials, Construction Materials)	38,126
1,473	Elan Corporation plc (Health Care, Pharmaceuticals)†	8,163
1,288	James Hardie Industries NV (Materials, Construction Materials)†	8,926
369	Kerry Group plc (Consumer Staples, Food Products)	12,307
186	Ryanair Holdings plc ADR (Industrials, Airlines)«	5,716

		78,279

Israel: 0.36%
2,612	Bank Hapoalim Limited (Financials, Commercial Banks)†	13,593
3,047	Bank Leumi Le-Israel (Financials, Commercial Banks)	15,599
4,581	Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	13,965
147	Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,770
12	Delek Group Limited (Industrials, Industrial Conglomerates)	3,089
69	Elbit Systems Limited (Industrials, Aerospace & Defense)	3,679
1,191	Israel Chemicals Limited (Materials, Chemicals)	20,414
1,639	Israel Discount Bank Limited (Financials, Commercial Banks)†	3,737
671	Makhteshim-Agan Industries Limited (Materials, Chemicals)†	3,438
183	Nice Systems Limited (Information Technology, Software)†	6,444
252	Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	5,111
2,456	Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	128,732
7	The Israel Corporation Limited (Materials, Chemicals)†	8,489
359	United Mizrahi Bank Limited (Financials, Commercial Banks)	3,944

		235,004

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Italy: 2.06%
3,249	AEM SpA (Utilities, Multi-Utilities)	$4,467
3,051	Assicurazioni Generali SpA (Financials, Insurance)	57,933
620	Atlantia SpA (Industrials, Transportation Infrastructure)	12,650
334	Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,717
1,676	Banca Carige SpA (Financials, Commercial Banks)	3,511
6,574	Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	7,475
1,898	Banco Popolare SpA (Financials, Commercial Banks)	8,597
720	Beni Stabili SpA (Financials, Real Estate Management & Development)	615
3,940	Enel SpA (Utilities, Multi-Utilities)	8,323
17,463	Enel SpA (Utilities, Multi-Utilities)	87,274
6,862	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	149,831
190	Exor SpA (Financials, Diversified Financial Services)	6,265
1,989	Fiat SpA (Consumer Discretionary, Automobiles)	41,010
1,029	Finmeccanica SpA (Industrials, Aerospace & Defense)	11,694
20,198	Intesa Sanpaolo (Financials, Commercial Banks)	54,789
2,763	Intesa Sanpaolo SpA (Financials, Commercial Banks)	6,582
344	Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,480
1,799	Mediaset SpA (Consumer Discretionary, Media)	10,883
1,197	Mediobanca SpA (Financials, Capital Markets)	10,652
4,363	Parmalat SpA (Consumer Staples, Food Products)	11,951
705	Pirelli & Company SpA (Consumer Discretionary, Auto Components)	5,699
705	Prelios SpA (Financials, Real Estate Management & Development)	419
537	Prysmian SpA (Industrials, Electrical Equipment)	9,148
697	Saipem SpA (Energy, Energy Equipment & Services)	34,312
3,851	Snam Rete Gas SpA (Utilities, Gas Utilities)	19,142
24,797	Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	32,042
16,221	Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	17,600
3,371	Terna SpA (Electric, Gas & Sanitary Services )	14,234
35,757	UniCredito Italiano SpA (Financials, Commercial Banks)	73,965
1,378	Unione di Banche ScpA (Financials, Commercial Banks)	12,060

		728,320

Japan: 21.44%
1,000	77 Bank Limited (Financials, Commercial Banks)	5,309
100	ABC-Mart Incorporated (Consumer Staples, Food & Staples Retailing)	3,572
400	Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,050
1,600	Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	20,022
200	Aeon Credit Service Company Limited (Financials, Consumer Finance)	2,828
200	Aeon Mall Company Limited (Financials, Real Estate Management & Development)	5,370
500	Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	17,693
2,000	Ajinomoto Company Incorporated (Consumer Staples, Food Products)	20,840
100	Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	4,440
2,000	All Nippon Airways Company Limited (Industrials, Airlines)	7,464
1,000	Amada Company Limited (Industrials, Machinery)	8,141
1,000	Aozora Bank Limited (Financials, Commercial Banks)	2,069
1,000	Asahi Breweries Limited (Consumer Staples, Beverages)	19,374
3,000	Asahi Glass Company Limited (Industrials, Building Products)	35,066
3,000	Asahi Kasei Corporation (Materials, Chemicals)	19,584
1,200	Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	45,744
1,000	Bank of Kyoto Limited (Financials, Commercial Banks)	9,484
3,000	Bank of Yokohama Limited (Financials, Commercial Banks)	15,556
200	Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	9,213
1,700	Bridgestone Corporation (Consumer Discretionary, Auto Components)	32,853
600	Brother Industries Limited (Information Technology, Office Electronics)	8,898
3,000	Canon Incorporated (Information Technology, Office Electronics)	155,560
100	Canon Marketing Japan Incorporated (Consumer Discretionary, Distributors)	1,424
700	Casio Computer Company Limited (Consumer Discretionary, Household Durables)	5,647
4	Central Japan Railway Company (Industrials, Road & Rail)	33,502
2,000	Chiba Bank Limited (Financials, Commercial Banks)	13,007
1,700	Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	41,793
600	Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	11,011
600	Citizen Holdings Company Limited (Information Technology, Electronic Equipment & Instruments)	4,138
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     International Index Portfolio

Shares	Security Name	Value
Japan (continued)
200	Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	$3,624
2,000	Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,553
400	Credit Saison Company Limited (Financials, Consumer Finance)	6,577
21	Dai Ichi Mutual Life Insurance (Financials, Insurance)†	34,116
1,000	Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	13,622
1,000	Daicel Chemical Industries Limited (Materials, Chemicals)	7,304
1,000	Daido Steel Company Limited (Materials, Metals & Mining)	5,875
1,000	Daihatsu Motor Company Limited (Consumer Discretionary, Automobiles)	15,347
1,800	Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	39,396
600	Daikin Industries Limited (Industrials, Building Products)	21,283
500	Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	4,545
200	Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	13,696
1,000	Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	12,292
4,000	Daiwa Securities Group Incorporated (Financials, Capital Markets)	20,594
200	Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	7,173
1,000	Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	4,754
1,300	Denso Corporation (Consumer Discretionary, Auto Components)	44,864
400	Dentsu Incorporated (Consumer Discretionary, Media)	12,420
100	Dowa Mining Company Limited (Materials, Metals & Mining)	656
900	East Japan Railway Company (Industrials, Road & Rail)	58,528
700	Eisai Company Limited (Health Care, Pharmaceuticals)	25,348
280	Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	8,784
500	Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	5,820
200	FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,538
500	FANUC Limited (Industrials, Machinery)	76,794
100	Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	15,926
1,000	Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	3,116
1,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	7,760
1	Fuji Television Network Incorporated (Consumer Discretionary, Media)	1,581
1,200	Fujifilm Holdings Corporation (Information Technology, Electronic Equipment & Instruments)	43,394
5,000	Fujitsu Limited (Information Technology, Computers & Peripherals)	34,795
2,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	8,696
2,000	Furukawa Electric Company Limited (Industrials, Electrical Equipment)	8,991
1,000	GS Yuasa Corporation (Industrials, Electrical Equipment)	6,922
1,000	Gunma Bank Limited (Financials, Commercial Banks)	5,493
70	Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	4,013
200	Hamamatsu Photonics (Information Technology, Electronic Equipment & Instruments)	7,311
2,800	Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	13,002
1,000	Hino Motors Limited (Industrials, Machinery)	5,419
100	Hirose Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	11,270
200	Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	8,425
300	Hitachi Chemical Company Limited (Materials, Chemicals)	6,211
300	Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	7,191
200	Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment & Instruments)	4,675
12,000	Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	63,997
500	Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	10,223
3,000	Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	6,097
500	Hokuriku Electric Power Company (Utilities, Electric Utilities)	12,286
4,300	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	170,272
1,100	Hoya Corporation (Information Technology, Electronic Equipment & Instruments)	26,718
300	Ibiden Company Limited (Information Technology, Electronic Equipment & Instruments)	9,467
100	Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	10,617
6	Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	35,140
960	Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	11,162
3,000	Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	6,688
3,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	13,635
200	ITO EN Limited (Consumer Staples, Beverages)	3,326
3,900	Itochu Corporation (Industrials, Trading Companies & Distributors)	39,485
100	Itochu Techno-Science Corporation (Information Technology, IT Services)	3,750
800	J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	4,375
100	Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	3,806
2	Japan Prime Realty Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	6,158
1	Japan Real Estate Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	10,371
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
4	Japan Retail Fund Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	$7,671
1,000	Japan Steel Works (Industrials, Machinery)	10,445
12	Japan Tobacco Incorporated (Consumer Staples, Tobacco)	44,413
1,200	JFE Holdings Incorporated (Materials, Metals & Mining)	41,798
1,000	JGC Corporation (Industrials, Construction & Engineering)	21,764
2,000	Joyo Bank Limited (Financials, Commercial Banks)	8,794
700	JS Group Corporation (Industrials, Building Products)	15,407
500	JSR Corporation (Materials, Chemicals)	9,330
600	JTEKT Corporation (Industrials, Machinery)	7,080
7	Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	7,363
5,900	JX Holdings Incorporated (Energy, Energy Equipment & Services)	40,041
2,000	Kajima Corporation (Industrials, Construction & Engineering)	5,321
1,000	Kamigumi Company Limited (Industrials, Transportation Infrastructure)	8,400
1,000	Kaneka Corporation (Industrials, Professional Services)	6,934
2,000	Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	49,365
1,000	Kansai Paint Company Limited (Materials, Chemicals)	9,681
1,400	Kao Corporation (Consumer Staples, Personal Products)	37,729
4,000	Kawasaki Heavy Industries Limited (Industrials, Machinery)	13,450
2,000	Kawasaki Kisen Kaisha Limited (Industrials, Marine)	8,794
8	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	46,212
1,000	Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	8,831
1,000	Keio Corporation (Industrials, Road & Rail)	6,824
1,000	Keisei Electric Railway Company Limited (Industrials, Road & Rail)	6,676
100	Keyence Corporation (Information Technology, Electronic Equipment & Instruments)	28,969
4,000	Kintetsu Corporation (Industrials, Road & Rail)	12,514
2,000	Kirin Brewery Company Limited (Consumer Staples, Beverages)	28,058
7,000	Kobe Steel Limited (Materials, Metals & Mining)	17,761
2,500	Komatsu Limited (Industrials, Machinery)	75,655
300	Konami Corporation (Information Technology, Software)	6,378
1,000	Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	10,395
3,000	Kubota Corporation (Industrials, Machinery)	28,415
900	Kuraray Company Limited (Materials, Chemicals)	12,903
300	Kurita Water Industries Limited (Industrials, Machinery)	9,452
400	Kyocera Corporation (Information Technology, Electronic Equipment & Instruments)	40,842
1,000	Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	10,297
1,000	Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	22,417
100	Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	4,945
100	Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	5,155
300	Makita Corporation (Industrials, Machinery)	12,268
4,000	Marubeni Corporation (Industrials, Trading Companies & Distributors)	28,132
700	Marui Company Limited (Consumer Discretionary, Multiline Retail)	5,708
100	Maruichi Steel Tube Limited (Materials, Metals & Mining)	2,125
200	Matsui Securities Company Limited (Financials, Capital Markets)	1,424
5,200	Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	73,846
4,000	Mazda Motor Corporation (Consumer Discretionary, Automobiles)	11,479
200	McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,015
400	Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	4,409
200	Meiji Holdings Company Limited (Consumer Staples, Food Products)	9,041
1,900	Millea Holdings Incorporated (Financials, Insurance)	56,795
1,000	Minebea Company Limited (Industrials, Machinery)	6,306
3,500	Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	23,753
3,600	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	97,459
5,000	Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	52,469
3,000	Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	55,646
1,000	Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	7,107
8,000	Mitsubishi Heavy Industries Limited (Industrials, Machinery)	30,053
3,000	Mitsubishi Materials Corporation (Materials, Metals & Mining)	9,570
10,000	Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	14,534
33,570	Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	181,514
170	Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	6,742
4,600	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	75,976
2,000	Mitsui Chemicals Incorporated (Materials, Chemicals)	7,168
2,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	5,296
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
2,000	Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	$39,882
2,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	6,602
3,000	Mitsui OSK Lines Limited (Industrials, Marine)	20,471
1,400	Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	35,091
3,000	Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	12,452
200	Mitsumi Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	3,680
53,600	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	101,007
4,000	Mizuho Trust & Banking Company Limited (Financials, Commercial Banks)	4,138
500	Murata Manufacturing Company Limited (Information Technology, Electronic Equipment & Instruments)	35,041
600	Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	6,444
7,000	NEC Corporation (Information Technology, Computers & Peripherals)	21,037
1,000	NGK Insulators Limited (Industrials, Machinery)	16,320
300	Nidec Corporation (Industrials, Electrical Equipment)	30,336
800	Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	16,229
300	Nintendo Company Limited (Information Technology, Software)	88,052
1	Nippon Building Fund Incorporated (Financials, Real Estate Investment Trusts (REITs))	10,260
1,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	14,435
2,000	Nippon Express Company Limited (Industrials, Road & Rail)	9,016
300	Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	7,870
2,000	Nippon Sheet Glass Company Limited (Industrials, Building Products)	5,395
13,000	Nippon Steel Corporation (Materials, Metals & Mining)	46,754
1,400	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	63,369
4,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	17,736
2,000	Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	6,084
400	Nissan Chemical Industries Limited (Materials, Chemicals)	5,188
6,600	Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	62,837
500	Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	6,349
2,000	Nisshin Steel Company Limited (Materials, Metals & Mining)	4,459
200	Nissin Food Products Company Limited (Consumer Staples, Food Products)	7,168
100	Nitori Company Limited (Consumer Discretionary, Specialty Retail)	8,745
400	Nitto Denko Corporation (Materials, Chemicals)	18,845
4,000	NKSJ Holdings Incorporated (Financials, Insurance)	29,462
300	NOK Corporation (Consumer Discretionary, Auto Components)	6,252
9,200	Nomura Holdings Incorporated (Financials, Capital Markets)	58,356
300	Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	5,465
1	Nomura Real Estate Office Fund (Financials, Real Estate Investment Trusts (REITs))	7,218
300	Nomura Research Institute Limited (Information Technology, IT Services)	6,681
1,000	NSK Limited (Industrials, Machinery)	9,041
1,000	NTN Corporation (Industrials, Machinery)	5,309
3	NTT Data Corporation (Information Technology, IT Services)	10,387
40	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	69,860
3	NTT Urban Development Corporation (Financials, Real Estate Management & Development)	2,956
2,000	Obayashi Corporation (Industrials, Construction & Engineering)	9,213
20	OBIC Company Limited (Information Technology, IT Services)	4,119
2,000	Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	18,623
2,000	OJI Paper Company Limited (Materials, Paper & Forest Products)	9,681
600	Olympus Corporation (Health Care, Health Care Equipment & Supplies)	18,165
500	Omron Corporation (Information Technology, Electronic Equipment & Instruments)	13,247
200	Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	9,336
100	Oracle Corporation Japan (Information Technology, Software)	4,914
100	Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,262
280	ORIX Corporation (Financials, Consumer Finance)	27,555
5,000	Osaka Gas Company Limited (Utilities, Gas Utilities)	19,399
19	Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	15,913
1,600	Resona Holdings Incorporated (Financials, Commercial Banks)	9,597
2,000	Ricoh Company Limited (Information Technology, Office Electronics)	29,314
100	Rinnai Corporation (Consumer Discretionary, Household Durables)	6,109
300	Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	19,584
100	Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	5,647
200	Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	6,947
900	Sapporo Hokuyo Holdings Incorporated (Financials, Commercial Banks)	4,212
1,000	Sapporo Holdings Limited (Consumer Staples, Beverages)	4,533
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
59	SBI Holdings Incorporated (Financials, Capital Markets)	$8,953
500	Secom Company Limited (Industrials, Commercial Services & Supplies)	23,679
500	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	9,515
400	Seiko Epson Corporation (Information Technology, Computers & Peripherals)	7,292
1,000	Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	7,181
1,000	Sekisui House Limited (Consumer Discretionary, Household Durables)	10,112
1,600	Senshu Ikeda Holdings Incorporated (Financials, Commercial Banks)	2,286
2,020	Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	53,988
2	Seven Bank Limited (Financials, Commercial Banks)	4,235
2,200	Sharp Corporation (Consumer Discretionary, Household Durables)	22,680
500	Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	14,706
1,000	Shimadzu Corporation (Information Technology, Electronic Equipment & Instruments)	7,772
200	Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	10,174
100	Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	9,275
1,000	Shimizu Corporation (Industrials, Construction & Engineering)	4,274
1,100	Shin-Etsu Chemical Company Limited (Materials, Chemicals)	59,612
100	Shinko Electric Industries (Information Technolgy, Electronic Equipment, Instruments & Components )	1,121
1,000	Shinko Securities Company Limited (Financials, Capital Markets)	2,870
2,000	Shinsei Bank Limited (Financials, Commercial Banks)	2,611
800	Shionogi & Company Limited (Health Care, Pharmaceuticals)	15,795
900	Shiseido Company Limited (Consumer Staples, Personal Products)	19,665
2,000	Shizuoka Bank Limited (Financials, Depository Institutions )	18,451
4,000	Showa Denko KK (Materials, Chemicals)	9,016
600	Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	5,498
100	SMC Corporation (Industrials, Machinery)	17,133
2,100	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	72,706
3,700	Sojitz Corporation (Industrials, Trading Companies & Distributors)	8,112
2,600	Sony Corporation (Consumer Discretionary, Household Durables)	93,732
2	Sony Financial Holdings Incorporated (Financials, Insurance)	8,092
200	Square Enix Company Limited (Information Technology, Software)	3,547
400	Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	7,474
300	Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,286
4,000	Sumitomo Chemical Company Limited (Materials, Chemicals)	19,707
2,900	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	41,041
2,000	Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	27,787
1,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,429
9,000	Sumitomo Metal Industries Limited (Materials, Metals & Mining)	22,170
1,000	Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	17,478
3,500	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	124,670
1,000	Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	23,882
500	Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	5,222
4,000	Sumitomo Trust & Banking Company Limited (Financials, Commercial Banks)	25,225
200	Suzuken Company Limited (Health Care, Health Care Providers & Services)	6,109
900	Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	22,170
700	T&D Holdings Incorporated (Financials, Insurance)	17,761
3,000	Taisei Corporation (Industrials, Construction & Engineering)	7,021
1,000	Taiyo Nippon Sanso Corporation (Materials, Chemicals)	8,831
1,000	Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	8,572
2,000	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	98,410
1,000	Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	16,886
300	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	20,877
2,000	Teijin Limited (Materials, Chemicals)	8,548
400	Terumo Corporation (Health Care, Health Care Equipment & Supplies)	22,515
800	The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	16,258
1,000	The Hachijuni Bank Limited (Financials, Commercial Banks)	5,592
1,000	The Hiroshima Bank Limited (Financials, Commercial Banks)	4,212
1,000	The Iyo Bank Limited (Financials, Commercial Banks)	8,006
300	THK Company Limited (Industrials, Machinery)	6,899
100	TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	6,934
2,000	Tobu Railway Company Limited (Industrials, Road & Rail)	11,233
300	Toho Company Limited Tokyo (Consumer Discretionary, Media)	4,818
1,000	Toho Gas Company Limited (Utilities, Gas Utilities)	5,001
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
1,100	Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	$24,523
1,000	Tokuyama Corporation (Materials, Chemicals)	5,173
3,700	Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	90,369
400	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	25,323
7,000	Tokyo Gas Company Limited (Utilities, Gas Utilities)	31,038
300	Tokyo Steel Manufacturing Company Limited (Materials, Metals & Mining)	3,274
1,000	Tokyo Tatemono Company Limited (Financials, Real Estate Management & Development)	4,631
3,000	Tokyu Corporation (Industrials, Road & Rail)	13,746
1,000	Tokyu Land Corporation (Financials, Real Estate Management & Development)	5,025
1,000	Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	10,937
1,000	Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	9,139
4,000	Toray Industries Incorporated (Materials, Chemicals)	23,895
11,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	59,883
1,000	Tosoh Corporation (Materials, Chemicals)	3,252
1,000	TOTO Limited (Industrials, Building Products)	7,255
400	Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	7,612
200	Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	4,698
200	Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	3,530
500	Toyota Industries Corporation (Consumer Discretionary, Auto Components)	15,525
7,200	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	285,551
600	Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	10,568
300	Trend Micro Incorporated (Information Technology, Software)	9,906
200	Tsumura & Company (Health Care, Pharmaceuticals)	6,476
3,000	UBE Industries Limited Japan (Materials, Chemicals)	9,016
300	Uni-Charm Corporation (Consumer Discretionary, Household Products)	11,935
600	UNY Company Limited (Consumer Staples, Food & Staples Retailing)	6,067
300	Ushio Incorporated (Industrials, Electrical Equipment)	5,720
70	USS Company Limited (Consumer Discretionary, Specialty Retail)	5,725
4	West Japan Railway Company (Industrials, Road & Rail)	14,953
37	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	14,355
300	Yakult Honsha Company Limited (Consumer Staples, Food Products)	8,643
220	Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	15,012
500	Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	6,208
700	Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	11,407
1,000	Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	14,238
100	Yamato Kogyo Company Limited (Materials, Metals & Mining)	3,024
1,000	Yaskawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	9,459
600	Yokogawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	4,774

		6,353,854

Luxembourg: 0.09%
2,261	ArcelorMittal (Materials, Metals & Mining)	85,738
205	Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	19,682
808	SES FDR (Consumer Discretionary, Media)	19,227
1,240	Tenaris SA (Energy, Energy Equipment & Services)	30,397

		155,044

Mauritius: 0.01%
17,672	Golden Agri-Resources Limited (Consumer Staples, Food Products)	10,982

Netherlands: 2.26%
4,107	Aegon NV (Financials, Insurance)	25,112
614	Akzo Nobel NV (Materials, Chemicals)	38,138
1,124	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	43,406
205	Boskalis Westminster (Industrials, Construction & Engineering)	9,779
155	Corio NV (Financials, Real Estate Investment Trusts (REITs))	9,944
233	Delta Lloyd NV (Financials, Insurance)	4,696
1,075	European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	25,051
169	Fugro NV (Energy, Energy Equipment & Services)	13,888
327	Heineken Holding NV (Consumer Staples, Beverages)	14,211
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Netherlands (continued)
686	Heineken NV (Consumer Staples, Beverages)	$33,632
10,063	ING Groep NV (Financials, Diversified Financial Services)	97,894
3,163	Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	41,741
423	Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	24,082
2,590	Koninklijke Philips Electronics NV (Materials, Chemicals)	79,325
185	Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	8,738
611	QIAGEN NV (Health Care, Life Sciences Tools & Services)†	11,944
242	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	12,773
1,892	Reed Elsevier NV (Consumer Discretionary, Media)	23,403
4,131	Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	60,279
487	SBM Offshore NV (Energy, Energy Equipment & Services)	10,909
1,622	STMicroelectronics (Information Technology, Semiconductors & Semiconductor Equipment)	16,773
1,032	TNT NV (Industrials, Air Freight & Logistics)	27,234
4,323	Unilever NV (Consumer Staples, Food Products)	134,598
778	Wolters Kluwer NV (Consumer Discretionary, Media)	17,049

		784,599

New Zealand: 0.01%
2,749	Auckland International Airport Limited (Industrials, Transportation Infrastructure)	4,663
922	Contact Energy Limited (Utilities, Electric Utilities)†	4,469
1,606	Fletcher Building Limited (Materials, Construction Materials)	9,579
1,680	Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,235
5,046	Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	8,525

		31,471

Norway: 0.29%
480	Aker Kvaerner ASA (Energy, Energy Equipment & Services)	8,160
2,661	DnB Nor ASA (Financials, Commercial Banks)	37,344
2,303	Norsk Hydro ASA (Materials, Metals & Mining)	16,813
2,081	Orkla ASA (Industrials, Industrial Conglomerates)	20,217
1,456	Renewable Energy Corporation AS (Information Technology, Semiconductors & Semiconductor Equipment)†	4,435
2,902	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	68,926
2,093	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	34,000
400	Yara International ASA (Materials, Chemicals)	23,132

		213,027

Portugal: 0.01%
8,347	Banco Comercial Portugues SA (Financials, Commercial Banks)	6,488
1,557	Banco Espirito Santo SA (Financials, Commercial Banks)	5,988
526	Brisa-Auto Estradas de Portugal SA (Industrials, Transportation Infrastructure)	3,664
489	Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	3,309
4,543	Energias de Portugal SA (Utilities, Electric Utilities)	15,117
584	Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	11,187
579	Jeronimo Martins (Consumer Staples, Food & Staples Retailing)	8,816
1,531	Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	17,139

		71,708

Singapore: 1.06%
4,000	Ascendas REIT (Financials, Real Estate Investment Trusts (REITs))	6,451
7,000	CapitaLand Limited (Financials, Real Estate Management & Development)	20,235
5,670	CapitaMall Trust (Financials, Real Estate Investment Trusts (REITs))	8,614
4,000	CapitaMalls Asia Limited (Financials, Real Estate Management & Development)†	6,046
1,000	City Developments Limited (Financials, Real Estate Management & Development)	9,786
5,000	Comfortdelgro Corporation Limited (Industrials, Road & Rail)	6,038
2,000	Cosco Corporation Singapore Limited (Industrials, Machinery)	3,334
4,786	DBS Group Holdings Limited (Financials, Commercial Banks)	53,402
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Singapore (continued)
2,000	Fraser & Neave Limited (Industrials, Industrial Conglomerates)	$9,988
4,000	Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	6,731
122	Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	3,478
40	K-REIT Asia (Financials, Real Estate Investment Trusts (REITs))	43
3,000	Keppel Corporation Limited (Industrials, Industrial Conglomerates)	26,460
2,000	Keppel Land Limited (Financials, Real Estate Management & Development)	7,479
3,000	Neptune Orient Lines Limited (Industrials, Marine)	5,095
3,590	Olam International Limited (Consumer Staples, Food & Staples Retailing)	8,783
6,519	Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	50,185
2,980	SembCorp Industries Limited (Industrials, Industrial Conglomerates)	11,934
2,000	SembCorp Marine Limited (Industrials, Machinery)	8,368
1,600	Singapore Airlines Limited (Industrials, Airlines)	19,074
2,000	Singapore Exchange Limited (Financials, Diversified Financial Services)	13,121
4,000	Singapore Press Holdings Limited (Consumer Discretionary, Media)	12,404
4,000	Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	10,659
21,000	Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	49,906
2,000	StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	4,098
3,221	United Overseas Bank Limited (Financials, Commercial Banks)	45,677
1,000	United Overseas Land Limited (Financials, Real Estate Management & Development)	3,700
5,000	Wilmar International Limited (Consumer Staples, Food Products)	21,933
4,000	Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	5,952

		438,974

South Africa: 0.01%
249	Randgold Resources Limited (Materials, Metals & Mining)	20,444

Spain: 2.85%
766	Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	13,772
75	Acciona SA (Utilities, Electric Utilities)	5,311
291	Acerinox SA (Materials, Metals & Mining)	5,103
381	Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	17,857
529	Amadeus IT Holding SA (Information Technology, IT Services)†	11,083
11,427	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	115,438
2,845	Banco de Sabade (Financials, Commercial Banks)	11,214
637	Banco de Valencia SA (Financials, Commercial Banks)†	2,791
2,239	Banco Popular Espanol SA (Financials, Commercial Banks)	11,488
21,683	Banco Santander Central Hispano SA (Financials, Commercial Banks)	229,712
842	Bankinter SA (Financials, Commercial Banks)	4,675
1,115	Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	11,077
2,123	Criteria CaixaCorp SA (Financials, Diversified Financial Services)	11,296
637	EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	3,691
470	Enagas (Utilities, Gas Utilities)	9,367
112	Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	2,941
683	Gas Natural SDG SA (Utilities, Gas Utilities)	10,486
288	Gestevision Telecinco SA (Consumer Discretionary, Media)	3,166
405	Grifols SA (Health Care, Biotechnology)	5,519
2,504	Iberdrola Renovables (Utilities, Independent Power Producers & Energy Traders)	8,886
10,931	Iberdrola SA (Utilities, Electric Utilities)	84,252
31	Iberdrola SA (Utilities, Electric Utilities)	238
1,412	Iberia Lineas Aereas de España SA (Industrials, Airlines)	6,028
268	Indra Sistemas SA (Information Technology, IT Services)	4,578
580	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	43,425
2,235	Mapfre SA (Financials, Insurance)	6,205
279	Red Electrica de Espana (Utilities, Electric Utilities)	13,123
1,899	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	52,908
10,790	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	244,611
414	Zardoya-Otis SA (Industrials, Machinery)	5,830

		956,071

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Sweden: 2.72%
868	Alfa Laval AB (Industrials, Machinery)	$18,287
887	Assa Abloy AB Class B (Industrials, Building Products)	24,991
1,750	Atlas Copco AB Class A (Industrials, Machinery)	44,155
1,050	Atlas Copco AB Class B (Industrials, Machinery)	23,745
500	Boliden AB (Materials, Metals & Mining)	10,162
133	Cdon Group (Consumer Discretionary, Internet & Catalog Retail)	614
623	Electrolux AB Class B (Consumer Discretionary, Household Durables)	17,691
392	Getinge AB (Health Care, Health Care Equipment & Supplies)	8,211
2,710	Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	90,256
500	Hexagon AB (Industrials, Machinery)	10,719
166	Hexagon AB (Industrials, Machinery)	3,558
131	Holmen AB Class B (Materials, Paper & Forest Products)	4,311
1	Husqvarna AB A Shares (Consumer Staples, Household Products)	7
1,207	Husqvarna AB B Shares (Consumer Staples, Household Products)	10,076
1,200	Investor AB (Financials, Diversified Financial Services)	25,674
550	Kinnevik Investment AB (Financials, Diversified Financial Services)†	11,202
133	Modern Times Group MTG B Shares (Consumer Discretionary, Media)	8,799
8,356	Nordea Bank AB (Financials, Commercial Banks)	90,881
300	Ratos AB B Shares (Financials, Capital Markets)	11,106
2,675	Sandvik AB (Industrials, Machinery)	52,142
892	Scania AB Class B (Industrials, Machinery)	20,516
907	Securitas AB (Industrials, Commercial Services & Supplies)	10,605
3,838	Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	32,013
840	Skanska AB (Industrials, Construction & Engineering)	16,648
1,040	SKF AB Class B (Industrials, Machinery)	29,626
392	SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	6,585
1,577	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	24,900
1,314	Svenska Handelsbanken (Financials, Commercial Banks)	41,984
1,800	Swedbank AB (Financials, Commercial Banks)	25,103
625	Swedish Match AB (Consumer Staples, Tobacco)	18,092
821	Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	17,040
8,542	Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	99,253
5,911	Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	46,843
3,595	Volvo AB Class B (Consumer Discretionary, Automobiles)	63,340

		919,135

Switzerland: 7.50%
5,756	ABB Limited (Industrials, Electrical Equipment)	128,232
259	Actelion Limited (Health Care, Biotechnology)†	14,182
330	Adecco SA (Industrials, Professional Services)	21,617
241	Aryzta AG (Consumer Staples, Food Products)	11,121
132	Baloise Holding AG (Financials, Insurance)	12,846
1,371	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	80,646
2,966	Credit Suisse Group (Financials, Capital Markets)	119,495
105	Geberit AG (Industrials, Building Products)	24,278
22	Givaudan SA (Materials, Chemicals)	23,740
651	Holcim Limited (Materials, Construction Materials)	49,190
567	Julius Baer Group Limited (Financials, Capital Markets)	26,560
612	Julius Baer Holding AG (Financials, Capital Markets)	10,112
145	Kuehne & Nagel International AG (Industrials, Marine)	20,159
2	Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	6,044
478	Logitech International SA (Information Technology, Computers & Peripherals)†	9,099
135	Lonza Group AG (Health Care, Life Sciences Tools & Services)	10,821
9,102	Nestle SA (Consumer Staples, Food Products)	532,977
5,543	Novartis AG (Health Care, Pharmaceuticals)	325,761
80	Pargesa Holding SA (Financials, Diversified Financial Services)	6,793
119	Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	15,361
1,846	Roche Holdings AG (Health Care, Pharmaceuticals)	270,482
126	Schindler Holding AG (Industrials, Machinery)	14,903
64	Schindler Holding AG (Industrials, Machinery)	7,658
15	SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	25,170
5	Sika AG (Materials, Chemicals)	10,967
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Switzerland (continued)
23	Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	$5,263
114	Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,192
81	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	36,107
80	Swiss Life Holding (Financials, Insurance)	11,567
935	Swiss Reinsurance (Financials, Insurance)	50,299
61	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	26,819
252	Syngenta AG (Materials, Chemicals)	73,712
840	Transocean Limited (Energy, Energy Equipment & Services)†	57,541
9,597	UBS AG (Financials, Capital Markets)	157,554
383	Zurich Financial Services AG (Financials, Insurance)	99,210

		2,305,478

United Kingdom: 20.82%
2,452	3I Group plc (Financials, Capital Markets)	12,558
511	Admiral Group plc (Financials, Insurance)	12,070
678	Aggreko plc (Industrials, Commercial Services & Supplies)	15,666
854	AMEC plc (Energy, Energy Equipment & Services)	15,312
3,476	Anglo American plc (Materials, Metals & Mining)	180,764
1,039	Antofagasta plc (Materials, Metals & Mining)	26,113
3,616	ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	23,864
924	Associated British Foods plc (Consumer Staples, Food Products)	17,014
3,765	AstraZeneca plc (Health Care, Pharmaceuticals)	171,521
551	Autonomy Corporation plc (Information Technology, Software)†	12,929
7,454	Aviva plc (Financials, Insurance)	45,672
942	Babcock International Group (Industrials, Commercial Services & Supplies)	8,386
8,952	BAE Systems plc (Industrials, Aerospace & Defense)	46,057
2,031	Balfour Beatty plc (Industrials, Construction & Engineering)	9,908
30,220	Barclays plc (Financials, Commercial Banks)	123,278
8,917	BG Group plc (Health Care, Health Care Providers & Services)	180,175
5,823	BHP Billiton plc (Materials, Metals & Mining)	231,595
49,360	BP plc (Energy, Oil, Gas & Consumable Fuels)	358,273
1,709	British Airways plc (Industrials, Airlines)†«	7,261
5,268	British American Tobacco plc (Consumer Staples, Tobacco)	202,335
2,310	British Land Company plc (Financials, Real Estate Investment Trusts (REITs))	18,890
2,964	British Sky Broadcasting plc (Consumer Discretionary, Media)	34,011
20,603	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	58,076
864	Bunzl plc (Industrials, Trading Companies & Distributors)	9,685
1,171	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,521
7,690	Cable & Wireless Worldwide (Information Technology, Software)	7,877
3,676	Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	24,071
1,696	Capita Group plc (Industrials, Commercial Services & Supplies)	18,417
445	Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,689
128	Cattles plc (Financials, Diversified Financial Services)†(a)	0
13,729	Centrica plc (Utilities, Multi-Utilities)	70,978
3,032	Cobham plc (Industrials, Aerospace & Defense)	9,620
4,991	Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	45,209
6,600	Diageo plc (Consumer Staples, Beverages)	121,936
856	Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	7,741
677	Eurasian Natural Resources Corporation (Materials, Metals & Mining)	11,062
2,699	Experian Group Limited (Financials, Diversified Financial Services)	33,580
1,426	Firstgroup plc (Industrials, Road & Rail)	8,855
472	Fresnillo plc (Materials, Metals & Mining)	12,275
3,654	G4S plc (Industrials, Commercial Services & Supplies)	14,504
16,000	Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	27,304
13,641	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	263,718
1,864	Hammerson plc (Financials, Real Estate Investment Trusts (REITs))	12,124
2,187	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	6,427
46,126	HSBC Holdings plc (Financials, Commercial Banks)	468,238
1,464	ICAP plc (Financials, Capital Markets)	12,211
2,687	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	82,444
1,153	Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	12,107
768	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,884
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
4,003	International Power plc (Utilities, Independent Power Producers & Energy Traders)	$27,311
409	Intertek Group plc (Industrials, Commercial Services & Supplies)	11,319
2,127	Invensys plc (Industrials, Machinery)	11,746
1,364	Investec plc (Financials, Capital Markets)	11,207
9,733	ITV plc (Consumer Discretionary, Media)	10,630
3,268	J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	19,173
558	Johnson Matthey plc (Materials, Chemicals)	17,730
540	Kazakhmys plc (Materials, Metals & Mining)	13,588
6,204	Kingfisher plc (Consumer Discretionary, Specialty Retail)	25,478
2,084	Land Securities Group plc (Financials, Real Estate Investment Trusts (REITs))	21,899
15,410	Legal & General Group plc (Financials, Insurance)	23,245
1,382	Liberty International plc (Financials, Real Estate Investment Trusts (REITs))	8,998
107,597	Lloyds TSB Group plc (Financials, Commercial Banks)	110,214
442	London Stock Exchange Group plc (Financials, Diversified Financial Services)	5,775
458	Lonmin plc (Materials, Metals & Mining)	14,039
4,465	Man Group plc (Financials, Capital Markets)	20,606
4,158	Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	23,921
9,249	National Grid plc (Utilities, Multi-Utilities)	79,742
507	Next plc (Consumer Discretionary, Multiline Retail)	15,612
14,419	Old Mutual plc (Financials, Insurance)	27,674
2,147	Pearson plc (Consumer Discretionary, Media)	33,742
672	Petrofac Limited (Energy, Energy Equipment & Services)	16,627
6,771	Prudential plc (Financials, Insurance)	70,517
1,632	Reckitt Benckiser Group (Consumer Staples, Household Products)	89,691
3,197	Reed Elsevier plc (Consumer Discretionary, Media)	26,991
3,758	Resolution Limited (Financials, Insurance)†	13,716
2,310	Rexam plc (Materials, Containers & Packaging)	11,982
3,808	Rio Tinto plc (Materials, Metals & Mining)	266,365
4,927	Rolls Royce Group plc (Industrials, Aerospace & Defense)	47,856
45,689	Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	27,831
9,524	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	317,542
7,114	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	234,583
2,496	SABMiller plc (Consumer Staples, Beverages)	87,811
3,406	Sage Group plc (Information Technology, Software)	14,518
334	Schroders plc (Financials, Capital Markets)	9,660
2,451	Scottish & Southern Energy plc (Utilities, Electric Utilities)	46,811
2,176	Segro plc (Financials, Real Estate Investment Trusts (REITs))	9,716
1,298	Serco Group plc (Industrials, Commercial Services & Supplies)	11,242
602	Severn Trent plc (Utilities, Water Utilities)	13,872
1,487	Shire Limited (Health Care, Pharmaceuticals)	35,772
2,441	Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	25,746
1,055	Smiths Group plc (Industrials, Industrial Conglomerates)	20,478
6,070	Standard Chartered plc (Financials, Commercial Banks)	163,296
5,937	Standard Life plc (Financials, Insurance)	19,994
21,136	Tesco plc (Consumer Staples, Food & Staples Retailing)	140,050
2,544	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,524
1,657	TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,360
2,358	Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	46,358
3,403	Unilever plc (Consumer Staples, Food Products)	104,148
1,772	United Utilities Group plc (Utilities, Multi-Utilities)	16,355
299	Vedanta Resources plc (Materials, Metals & Mining)	11,734
138,565	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	358,188
554	Weir Group plc (Industrials, Machinery)	15,375
445	Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,419
5,584	William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	23,297
3,327	WPP plc (Consumer Discretionary, Media)	40,951
5,420	Xstrata plc (Materials, Metals & Mining)	127,219

		6,174,449

United States: 0.01%
7	Citigroup Incorporated (Financials, Diversified Financial Services)†	25
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
United States (continued)
1	NYSE Euronext (Financials, Diversified Financial Services)	$22
160	Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	21,604
767	Wolseley plc (Industrials, Trading Companies & Distributors)†	24,413
		46,064

Total Common Stocks (Cost $25,809,072)		28,819,545

Rights: 0.00%

Hong Kong: 0.00%
1,200	Henderson Land Development (Financials, Real Estate Management & Development) †	2,160

Total Rights (Cost $0)		2,160

		Expiration Date
Warrants: 0.00%

Singapore: 0.00%
2,828	Golden Agri-Resources Limited (Consumer Staples, Food Products) †	07/23/2012	679
Total Warrants (Cost $0)			679

			Yield
Preferred Stocks: 0.01%

Germany: 0.01%
155	Bayerische Motoren Werke AG (Consumer Discretionary, Auto Components)		0.93%	7,808
217	Fresenius AG (Health Care, Healthcare Providers & Services)		1.27	18,412
469	Henkel KGaA (Consumer Staples, Household Products)		1.26	28,998
231	Porsche AG (Consumer Discretionary, Automobiles)		0.13	18,249
116	RWE AG (Utilities, Electric Utilities)		7.62	7,273
453	Volkswagen AG (Consumer Discretionary, Automobiles)		1.80	73,322

Total Preferred Stocks (Cost $116,184)				154,062

Short-Term Investments: 0.01%

Investment Companies: 0.01%
35,800	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)		0.14	35,800
12,175	Wells Fargo Securities Lending Cash Investment, LLC(v)(u)(l)		0.27	12,175

Total Short-Term Investments (Cost $47,975)				47,975

Total Investments in Securities (Cost $25,973,231)*		100.88%		29,024,421
Other Assets and Liabilities, Net		(0.88)%		(253,015)

Total Net Assets		100.00%		$28,771,406

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

*	Cost for federal income tax purposes is $27,614,518 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,594,888
Gross unrealized depreciation	(2,184,985)

Net unrealized appreciation	$1,409,903
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 95.85%

Australia: 7.33%
241,600	Bendigo Bank Limited (Financials, Commercial Banks)	$2,458,730
404,900	BlueScope Steel Limited (Industrials, Professional Services)	931,797
627,100	Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	3,014,571
340,400	Downer EDI Limited (Industrials, Commercial Services & Supplies)	1,598,060
1,718,600	Goodman Fielder Limited (Consumer Staples, Food Products)	2,364,220
136,408	Grain Corporation Limited (Consumer Staples, Food Products)	920,820
446,500	Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,876,956
570,994	Mincor Resources NL (Materials, Metals & Mining)	1,100,864
934,300	OneSteel Limited (Materials, Metals & Mining)	2,475,010
368,800	Sally Malay Mining Limited (Materials, Metals & Mining)	969,426
153,900	Suncorp-Metway Limited (Financials, Insurance)	1,355,291
290,111	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,109,719
818,100	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,334,541

		23,510,005

Austria: 1.44%
22,100	Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	1,037,763
41,100	OMV AG (Energy, Oil, Gas & Consumable Fuels)	1,708,072
39,300	Voestalpine AG (Materials, Metals & Mining)	1,872,216

		4,618,051

Belgium: 1.75%
39,400	Delhaize Group (Consumer Staples, Food & Staples Retailing)	2,909,977
39,400	KBC Groep NV (Financials, Commercial Banks)	1,342,581
37,000	Tessenderlo Chemie NV (Materials, Chemicals)†	1,344,358

		5,596,916

Bermuda: 0.03%
62,000	Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	44,350
15,000	Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	53,938

		98,288

Cayman Islands: 0.53%
2,260,000	Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	1,695,116

Denmark: 0.92%
45,600	Danske Bank (Financials, Commercial Banks)	1,169,011
93,000	H. Lundbeck A/S (Health Care, Pharmaceuticals)«	1,767,284

		2,936,295

Finland: 1.08%
183,900	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	1,902,071
82,700	TietoEnator Oyj (Information Technology, IT Services)	1,564,850

		3,466,921

France: 9.35%
54,000	AXA SA (Financials, Insurance)	898,394
30,200	BNP Paribas SA (Financials, Commercial Banks)	1,921,361
31,100	Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,031,724
209,400	Credit Agricole SA (Financials, Commercial Banks)	2,659,421
86,100	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	1,794,289
28,278	Lagardere SCA (Consumer Discretionary, Media)	1,165,001
36,000	Rallye SA (Consumer Staples, Food & Staples Retailing)†	1,548,317
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
France (continued)
84,100	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	$5,377,518
109,700	SCOR SE (Financials, Insurance)	2,785,250
17,600	Societe Generale (Financials, Commercial Banks)	945,929
32,500	Thales SA (Industrials, Aerospace & Defense)	1,137,208
60,200	Total SA (Energy, Oil, Gas & Consumable Fuels)	3,189,654
130,400	Vivendi SA (Consumer Discretionary, Media)	3,519,921

		29,973,987

Germany: 8.19%
33,100	Allianz AG (Financials, Insurance)	3,933,510
61,900	BASF SE (Materials, Chemicals)	4,938,203
41,200	Deutsche Bank AG (Financials, Capital Markets)	2,152,672
114,700	E.ON AG (Utilities, Electric Utilities)	3,515,330
31,000	Hannover Rueckversicherung AG (Financials, Insurance)	1,662,604
19,700	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	2,986,584
25,900	Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,529,077
40,900	RWE AG (Utilities, Multi-Utilities)	2,726,721
68,300	Thyssenkrupp AG (Materials, Metals & Mining)	2,827,979

		26,272,680

Hong Kong: 0.01%
14,000	Cathay Pacific Airways Limited (Industrials, Airlines)	38,635

Ireland: 0.10%
79,300	Allied Irish Banks plc (Financials, Commercial Banks)	31,791
225,000	Bank of Ireland plc (Financials, Commercial Banks)†	112,750
111,500	Irish Life & Permanent Group Holdings plc (Financials, Insurance)	160,917

		305,458

Israel: 0.73%
451,300	Bank Hapoalim Limited (Financials, Commercial Banks)†	2,349,024

Italy: 2.28%
141,055	Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	927,851
688,400	Enel SpA (Utilities, Multi-Utilities)	3,440,459
135,200	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	2,952,111

		7,320,421

Japan: 22.09%
203,200	Adeka Corporation (Materials, Chemicals)	2,247,489
71,400	Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	2,721,801
163,000	Central Glass Company Limited (Industrials, Building Products)	758,887
208,000	Chiba Bank Limited (Financials, Commercial Banks)	1,352,679
169,600	Comsys Holdings Corporation (Industrials, Construction & Engineering)	1,809,011
80,700	Credit Saison Company Limited (Financials, Consumer Finance)	1,326,943
73,600	Edion Corporation (Consumer Discretionary, Specialty Retail)	660,850
63,300	Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	1,482,899
262,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	2,033,009
378,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	1,643,478
57,700	Hitachi Capital Corporation (Financials, Consumer Finance)	891,902
168,000	Itochu Corporation (Industrials, Trading Companies & Distributors)	1,700,899
14,800	JFE Holdings Incorporated (Materials, Metals & Mining)	515,512
408,000	JX Holdings Incorporated (Energy, Energy Equipment & Services)	2,768,912
52,000	Kaneka Corporation (Industrials, Professional Services)	360,586
500	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,888,287
20,900	Konami Corporation (Information Technology, Software)	444,308
99,000	Kyorin Company Limited (Health Care, Pharmaceuticals)	1,732,713
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Japan (continued)
148,000	Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	$1,183,052
516,000	Marubeni Corporation (Industrials, Trading Companies & Distributors)	3,628,969
39,100	Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,574,788
35,500	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	961,067
54,300	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	896,863
621,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	1,644,476
522,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	1,723,069
80,000	Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	332,061
1,831,300	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	3,451,027
73,100	Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	1,575,625
107,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	1,544,574
74,600	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	3,376,709
170,000	Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	1,484,542
1,400	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	2,445,129
18,000	Rengo Company Limited (Materials, Containers & Packaging)	122,158
40,000	Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	1,036,581
313,000	Sankyu Incorporated (Industrials, Road & Rail)	1,422,552
228,000	Sanwa Shutter Corporation (Industrials, Building Products)	721,715
6,500	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	123,691
678,000	Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,486,439
285,000	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	4,033,317
69,900	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,489,849
68,700	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,380,422
62,000	The Keiyo Bank Limited (Financials, Commercial Banks)	306,984
234,000	Toshiba TEC Corporation (Information Technology, Office Electronics)	1,135,559
29,400	Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	1,403,190

		70,824,573

Liechtenstein: 0.30%
7,800	Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	957,690

Netherlands: 3.86%
151,800	Aegon NV (Financials, Insurance)	928,243
83,025	Brit Insurance Holdings NV (Financials, Insurance)†	1,348,809
61,600	CSM Worldwide (Consumer Staples, Food Products)	2,155,858
159,900	ING Groep NV (Financials, Diversified Financial Services)	1,555,549
52,700	Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	3,000,372
36,031	Koninklijke Ten Cate NV (Industrials, Industrial Conglomerates)	1,348,150
26,800	Nutreco Holding NV (Consumer Staples, Food Products)	2,033,811

		12,370,792

Norway: 1.38%
158,200	Atea ASA (Information Technology, IT Services)†	1,579,275
98,900	DnB Nor ASA (Financials, Commercial Banks)	1,388,147
61,700	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	1,465,561

		4,432,983

Portugal: 0.30%
245,688	Banco BPI SA (Financials, Commercial Banks)†	454,713
131,400	Banco Espirito Santo SA (Financials, Commercial Banks)	505,699

		960,412

Singapore: 0.21%
347,490	Mobilone Limited (Telecommunication Services, Wireless Telecommunication Services)	636,305
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Singapore (continued)
3,000	United Overseas Bank Limited (Financials, Commercial Banks)	$42,545

		678,850

Spain: 3.83%
185,200	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	1,870,970
146,100	Banco Espanol de Credito SA (Financials, Commercial Banks)	1,210,447
430,300	Banco Santander Central Hispano SA (Financials, Commercial Banks)	4,558,678
123,800	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	3,449,297
52,400	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	1,187,925

		12,277,317

Sweden: 2.72%
169,300	Boliden AB (Materials, Metals & Mining)	3,441,052
113,500	Saab AB (Industrials, Aerospace & Defense)†	2,075,710
101,800	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,607,452
137,500	Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	1,597,708

		8,721,922

Switzerland: 7.55%
28,800	Baloise Holding AG (Financials, Insurance)	2,802,995
101,215	Clariant AG (Materials, Chemicals)	2,050,280
76,500	Credit Suisse Group (Financials, Capital Markets)	3,082,091
3,700	Georg Fischer AG (Industrials, Machinery)	2,087,433
82,500	Novartis AG (Health Care, Pharmaceuticals)	4,848,529
12,700	Roche Holdings AG (Health Care, Pharmaceuticals)	1,860,856
28,900	Swiss Reinsurance (Financials, Insurance)	1,554,727
2,440	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	1,072,817
2,592	Valora Holding AG (Consumer Discretionary, Specialty Retail)	904,428
15,200	Zurich Financial Services AG (Financials, Insurance)	3,937,369

		24,201,525

United Kingdom: 19.87%
190,400	Amlin plc (Financials, Insurance)	1,213,830
109,800	AstraZeneca plc (Health Care, Pharmaceuticals)	5,002,145
220,500	Aviva plc (Financials, Insurance)	1,351,061
612,200	BAE Systems plc (Industrials, Aerospace & Defense)	3,149,786
242,900	Barclays plc (Financials, Commercial Banks)	990,882
459,300	BP plc (Energy, Oil, Gas & Consumable Fuels)	3,333,777
1,268,300	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	3,575,149
87,468	Charter International plc (Industrials, Machinery)	1,151,656
279,000	Drax Group plc (Utilities, Electric Utilities)	1,602,063
390,000	DS Smith plc (Industrials, Professional Services)	1,229,474
213,300	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,123,693
184,200	Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,376,770
442,800	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	1,301,346
102,600	IMI plc (Industrials, Machinery)	1,511,656
679,100	Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	1,686,643
949,700	LogicaCMG plc (Industrials, Professional Services)	1,939,686
632,790	Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,129,637
252,200	Meggitt plc (Industrials, Aerospace & Defense)	1,454,858
42,900	Next plc (Consumer Discretionary, Multiline Retail)	1,320,986
237,100	Northern Foods plc (Consumer Staples, Food Products)	231,963
1,123,200	Old Mutual plc (Financials, Insurance)	2,155,703
166,098	Pace plc (Consumer Discretionary, Household Durables)	473,126
315,100	Premier Foods plc (Consumer Staples, Food Products)†	94,717
443,900	Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	866,489
14,300	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	472,568
264,000	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	8,705,386
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
73,455	Spectris plc (Information Technology, Electronic Equipment & Instruments)	$1,501,405
228,900	Tate & Lyle plc (Consumer Staples, Food Products)	1,848,627
389,400	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,151,694
279,500	Tullett Prebon plc (Financials, Capital Markets)	1,668,121
1,698,900	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	4,391,634
223,600	WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	1,697,753

		63,704,284

Total Common Stocks (Cost $324,865,961)		307,312,145

Short-Term Investments: 2.99%

			Yield
Investment Companies: 2.99%
7,579,435	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14%	7,579,435
2,010,020	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.27	2,010,020

Total Short-Term Investments (Cost $9,589,455)				9,589,455

Total Investments in Securities (Cost $334,455,416)*		98.84%		316,901,600

Other Assets and Liabilities, Net		1.16		3,702,999

Total Net Assets		100.00%		$320,604,599

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $335,356,238 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,185,217
Gross unrealized depreciation	(49,639,855)

Net unrealized depreciation	$(18,454,638)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE CAP APPRECIATION PORTFOLIO**

Shares	Security Name	Value
Common Stocks: 96.08%

Consumer Discretionary: 13.42%

Auto Components: 1.20%
6,115	Johnson Controls Incorporated	233,593

Automobiles: 1.42%
16,439	Ford Motor Company†	276,011

Hotels, Restaurants & Leisure: 2.21%
2,559	McDonald’s Corporation	196,429
7,222	Starbucks Corporation«	232,043

		428,472

Internet & Catalog Retail: 1.21%
1,301	Amazon.com Incorporated†	234,180

Leisure Equipment & Products: 1.19%
9,066	Mattel Incorporated	230,548

Media: 2.37%
5,455	DIRECTV Group Incorporated†	217,818
5,302	Omnicom Group Incorporated«	242,832

		460,650

Multiline Retail: 1.20%
4,680	Family Dollar Stores Incorporated	232,643

Specialty Retail: 1.58%
2,024	Bed Bath & Beyond Incorporated†	99,480
4,640	TJX Companies Incorporated	205,970

		305,450

Textiles, Apparel & Luxury Goods: 1.04%
3,656	Coach Incorporated«	202,213

Consumer Staples: 9.27%

Beverages: 1.23%
3,620	The Coca-Cola Company	238,087

Food & Staples Retailing: 3.53%
3,244	Costco Wholesale Corporation«	234,249
3,968	Wal-Mart Stores Incorporated	213,994
4,684	Whole Foods Market Incorporated	236,964

		685,207

Food Products: 2.04%
3,485	H.J. Heinz Company«	172,368
4,767	The Hershey Company«	224,764

		397,132

Household Products: 1.09%
2,630	Colgate-Palmolive Company	211,373

Shares	Security Name	Value
Tobacco: 1.38%
4,583	Philip Morris International	$268,243

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE CAP APPRECIATION PORTFOLIO**

Shares	Security Name	Value
Energy: 9.09%

Energy Equipment & Services: 2.69%
3,232	National Oilwell Varco Incorporated	217,352
3,640	Schlumberger Limited	303,940

		521,292

Oil, Gas & Consumable Fuels: 6.40%
2,616	Chevron Corporation	238,710
6,350	EQT Corporation«	284,734
3,200	Exxon Mobil Corporation	233,984
2,454	Occidental Petroleum Corporation	240,737
3,826	Peabody Energy Corporation	244,787

		1,764,244

Financials: 4.76%

Capital Markets: 1.18%
5,781	Lazard Limited	228,292

Consumer Finance: 1.22%
5,521	American Express Company	236,961

Insurance: 2.36%
3,870	AFLAC Incorporated	218,384
5,410	MetLife Incorporated«	240,420

		458,804

Health Care: 9.07%

Health Care Equipment & Supplies: 0.93%
3,244	Hospira Incorporated«†	180,658

Health Care Providers & Services: 2.31%
6,350	Cardinal Health Incorporated	243,269
2,904	McKesson Corporation	204,384

		447,653

Life Sciences Tools & Services: 2.50%
3,760	Varian Medical Systems Incorporated«†	260,493
2,900	Waters Corporation†	225,359

		485,852

Pharmaceuticals: 3.33%
5,035	Abbott Laboratories	241,227
3,130	Allergan Incorporated«	214,937
5,450	Eli Lilly & Company	190,968

		647,132

Shares	Security Name	Value
Industrials: 9.43%

Aerospace & Defense: 1.23%
2,713	Goodrich Corporation	$238,934

Air Freight & Logistics: 1.29%
3,448	United Parcel Service Incorporated Class B«	250,256

Electrical Equipment: 2.30%
3,535	Cooper Industries plc«	206,055
4,191	Emerson Electric Company«	239,599

		445,654

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE CAP APPRECIATION PORTFOLIO**

Shares	Security Name	Value
Machinery: 2.40%
3,941	Dover Corporation	230,351
2,716	Joy Global Incorporated	235,613

		465,964

Road & Rail: 0.91%
2,813	Norfolk Southern Corporation	176,713

Trading Companies & Distributors: 1.30%
1,826	W.W. Grainger Incorporated«	252,189

Information Technology: 32.42%

Communications Equipment: 2.96%
16,387	Cisco Systems Incorporated«†	331,509
4,900	QUALCOMM Incorporated	242,501

		574,010

Computers & Peripherals: 6.59%
2,398	Apple Incorporated†	773,499
10,712	EMC Corporation«†	245,305
4,722	NetApp Incorporated«†	259,521

		1,278,325

Electronic Equipment & Instruments: 1.57%
7,332	Agilent Technologies Incorporated†	303,765

Internet Software & Services: 3.31%
7,938	eBay Incorporated†	220,915
710	Google Incorporated Class A†	421,719

		642,634

IT Services: 2.72%
2,037	International Business Machines Corporation	298,950
5,560	Teradata Corporation†	228,850

		527,800

Office Electronics: 0.96%
16,223	Xerox Corporation	186,889

Semiconductors & Semiconductor Equipment: 3.82%
5,325	Broadcom Corporation Class A«	231,904

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment (continued)
11,970	Intel Corporation	$251,729
6,695	KLA-Tencor Corporation«	258,695

		742,328

Software: 10.49%
18,481	Activision Blizzard Incorporated«	229,904
3,800	Citrix Systems Incorporated†	259,958
4,660	Intuit Incorporated«†	229,738
15,293	Microsoft Corporation	426,981
11,747	Oracle Corporation	367,681
4,380	Rovi Corporation†	271,604
2,820	VMware Incorporated«†	250,726

		2,036,592

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE CAP APPRECIATION PORTFOLIO**

Shares	Security Name	Value
Materials: 7.41%

Chemicals: 3.75%
4,730	E.I. du Pont de Nemours & Company	235,932
3,290	Mosaic Company	251,224
2,860	PPG Industries Incorporated	240,440

		727,596

Metals & Mining: 2.31%
3,200	Cliffs Natural Resources Incorporated	249,632
1,660	Freeport-McMoRan Copper & Gold Incorporated Class B	199,349

		448,981

Paper & Forest Products: 1.35%
9,590	International Paper Company	261,232

Telecommunication Services: 1.21%

Wireless Telecommunication Services: 1.21%
4,564	American Tower Corporation Class A†	235,685

Total Common Stocks (Cost $14,857,880)		18,648,945

Short-Term Investments: 30.61%

Principal		Interest Rate	Maturity Date
Corporate Bonds & Notes: 1.39%
$235,656	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	95,723
309,974	VFNC Corporation(v)(a)(i)††±	0.26	09/29/2011	173,586

				269,309

Shares			Yield
Investment Companies: 29.22%
617,667	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14	617,667
5,054,640	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.27	5,054,640

				5,672,307

Total Short-Term Investments (Cost $5,842,785)				5,941,616

Total Investments in Securities (Cost $20,700,665)*		126.69%		$24,590,561

Other Assets and Liabilities, Net		(26.69)		(5,180,206)

Total Net Assets		100.00%		$19,410,355

**	As of the close of business on January 28, 2011, the net assets of the Portfolio were acquired by Diversified Large Cap Growth Portfolio,

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE CAP APPRECIATION PORTFOLIO**

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $20,919,003 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,730,415
Gross unrealized depreciation	(58,857)

Net unrealized appreciation	$3,671,558
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE COMPANY GROWTH PORTFOLIO**

Shares	Security Name	Value
Common Stocks: 98.73%

Consumer Discretionary: 12.31%

Internet & Catalog Retail: 5.77%
43,370	Amazon.com Incorporated«†	$7,806,600

Multiline Retail: 4.50%
101,342	Target Corporation«	6,093,694

Specialty Retail: 2.04%
110,388	Lowe’s Companies Incorporated	2,768,531

Consumer Staples: 4.46%

Food & Staples Retailing: 4.46%
41,800	Costco Wholesale Corporation«	3,018,378
56,076	Wal-Mart Stores Incorporated	3,024,179

		6,042,557

Energy: 2.39%

Energy Equipment & Services: 2.39%
38,740	Schlumberger Limited	3,234,790

Financials: 19.64%

Capital Markets: 17.37%
322,414	Charles Schwab Corporation	5,516,504
36,394	Franklin Resources Incorporated	4,047,377
57,427	Goldman Sachs Group Incorporated	9,656,924
66,687	T. Rowe Price Group Incorporated«	4,303,979

		23,524,784

Diversified Financial Services: 2.27%
5,298	CME Group Incorporated	1,704,632
11,500	InterContinental Exchange Incorporated«†	1,370,225

		3,074,857

Health Care: 0.82%

Health Care Equipment & Supplies: 0.82%
30,067	Medtronic Incorporated	1,115,185

Industrials: 13.34%

Air Freight & Logistics: 9.61%
78,566	C.H. Robinson Worldwide Incorporated«	6,300,208
122,994	Expeditors International of Washington Incorporated«	6,715,472

		13,015,680

Shares	Security Name	Value
Trading Companies & Distributors: 3.73%
84,358	Fastenal Company«	$5,053,888

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE COMPANY GROWTH PORTFOLIO**

Shares	Security Name	Value
Information Technology: 44.74%

Communications Equipment: 9.11%
305,805	Cisco Systems Incorporated†	6,186,435
124,354	QUALCOMM Incorporated	6,154,279

		12,340,714

Computers & Peripherals: 11.78%
34,423	Apple Incorporated†	11,103,483
211,800	EMC Corporation†	4,850,220

		15,953,703

Internet Software & Services: 6.89%
45,407	eBay Incorporated†	1,263,677
13,584	Google Incorporated Class A†	8,068,488

		9,332,165

IT Services: 3.84%
31,537	Automatic Data Processing Incorporated	1,459,532
120,785	Paychex Incorporated«	3,733,464

		5,192,996

Semiconductors & Semiconductor Equipment: 4.84%
198,301	Intel Corporation†	4,170,270
68,809	Linear Technology Corporation«	2,380,103

		6,550,373

Software: 9.31%
24,080	FactSet Research Systems Incorporated«	2,257,741
235,674	Microsoft Corporation	6,580,018
35,640	MSCI Incorporated«†	1,388,535
75,700	Oracle Corporation	2,369,410

		12,595,704

Total Common Stocks (Cost $100,385,800)		133,696,221

Principal		Interest Rate	Maturity Date
Short-Term Investments: 28.64%

Corporate Bonds & Notes: 0.91%
$1,074,022	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	436,268
1,412,735	VFNC Corporation(v)††±(a)(i)	0.26	09/29/2011	791,131

				1,227,399

Shares	Security Name	Yield	Value
Investment Companies (continued)
855,884	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14%	$855,884
36,695,293	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	36,695,293

			37,551,177

Total Short-Term Investments (Cost $38,328,144)			38,778,576

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
LARGE COMPANY GROWTH PORTFOLIO**

Shares	Security Name		Yield	Value
Total Investments in Securities (Cost $138,713,944)*		127.37%		172,474,797

Other Assets and Liabilities, Net		(27.37)		(37,059,376)

Total Net Assets		100.00%		$135,415,421

**	As of the close of business on January 28, 2011, the net assets of the Portfolio were acquired by Diversified Large Cap Growth Portfolio.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $160,241,574 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,858,594
Gross unrealized depreciation	(23,625,371)

Net unrealized appreciation	$12,233,223
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Common Stocks: 98.26%

Consumer Discretionary: 14.60%

Auto Components: 0.28%
2,773	Drew Industries Incorporated	$63,003
4,728	Spartan Motors Incorporated	28,794
2,826	Standard Motor Products Incorporated	38,716
3,373	Superior Industries International Incorporated	71,575

		202,088

Automobiles: 0.09%
4,224	Winnebago Industries Incorporated†«	64,205

Distributors: 0.03%
2,695	Audiovox Corporation Class A†	23,258

Diversified Consumer Services: 1.29%
2,606	American Public Education Incorporated†	97,047
2,399	Capella Education Company†«	159,725
4,595	Coinstar Incorporated†«	259,342
12,243	Corinthian Colleges Incorporated†	63,786
9,036	Hillenbrand Incorporated	188,039
1,416	Pre-Paid Legal Services Incorporated†	85,314
3,030	Universal Technical Institute Incorporated	66,721

		919,974

Hotels, Restaurants & Leisure: 2.96%
207	Biglari Holdings Incorporated†	84,913
3,278	BJ’s Restaurants Incorporated†	116,140
2,639	Buffalo Wild Wings Incorporated†	115,720
3,565	California Pizza Kitchen Incorporated†	61,603
2,980	CEC Entertainment Incorporated†	115,713
3,386	Cracker Barrel Old Country Store Incorporated	185,451
2,248	DineEquity Incorporated†«	111,006
5,880	Interval Leisure Group Incorporated†	94,903
7,676	Jack In The Box Incorporated†	162,194
3,137	Marcus Corporation	41,628
1,639	Monarch Casino & Resort Incorporated†	20,488
4,007	Multimedia Games Incorporated†	22,359
2,748	O’Charleys Incorporated†	19,786
3,332	P.F. Chang’s China Bistro Incorporated«	161,469
2,916	Papa Johns International Incorporated†	80,773
1,857	Peet’s Coffee & Tea Incorporated†«	77,511
8,911	Pinnacle Entertainment Incorporated†	124,932
2,262	Red Robin Gourmet Burgers Incorporated†	48,565
9,409	Ruby Tuesday Incorporated†	122,882
4,488	Ruth’s Chris Steak House Incorporated†	20,779
7,781	Shuffle Master Incorporated†	89,092
8,942	Sonic Corporation†	90,493
8,434	Texas Roadhouse Incorporated†	144,812

		2,113,212

Household Durables: 1.03%
788	Blyth Incorporated	27,170
4,168	Ethan Allen Interiors Incorporated	83,402
4,444	Helen of Troy Limited†	132,165
3,126	Kid Brands Incorporated†	26,727
7,525	La-Z-Boy Incorporated†	67,876
2,687	M/I Homes Incorporated†	41,326
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Household Durables (continued)
4,661	Meritage Corporation†	$103,474
756	National Presto Industries Incorporated	98,288
998	Skyline Corporation	26,028
14,413	Standard-Pacific Corporation†	66,300
2,153	Universal Electronics Incorporated†	61,081

		733,837

Internet & Catalog Retail: 0.61%
2,087	Blue Nile Incorporated†«	119,084
5,614	HSN Incorporated†	172,013
3,877	Nutri System Incorporated	81,533
3,305	PetMed Express Incorporated	58,862

		431,492

Leisure Equipment & Products: 0.97%
1,771	Arctic Cat Incorporated†	25,927
12,863	Brunswick Corporation	241,053
9,343	Callaway Golf Company«	75,398
4,006	Jakks Pacific Incorporated†	72,989
7,211	Pool Corporation	162,536
3,140	RC2 Corporation†	68,358
2,730	Sturm, Ruger & Company Incorporated«	41,742

		688,003

Media: 0.64%
3,908	Arbitron Incorporated«	162,260
4,454	EW Scripps Company†	45,208
21,657	Live Nation Incorporated†	247,323

		454,791

Multiline Retail: 0.15%
5,689	Fred’s Incorporated	78,281
5,307	Tuesday Morning Corporation†	28,021

		106,302

Specialty Retail: 4.11%
3,165	Big 5 Sporting Goods Corporation	48,330
6,364	Brown Shoe Company Incorporated	88,651
5,812	Cabela’s Incorporated†«	126,411
3,769	Children’s Place Retail Stores Incorporated†	187,093
5,200	Christopher & Banks Corporation	31,980
7,735	Finish Line Incorporated Class A	132,965
3,489	Genesco Incorporated†	130,803
3,442	Group 1 Automotive Incorporated«	143,738
2,693	Haverty Furniture Companies Incorporated	34,955
4,055	Hibbett Sports Incorporated†	149,630
6,469	Hot Topic Incorporated	40,561
3,820	Jo Ann Stores Incorporated†	230,040
4,007	JOS. A. Bank Clothiers Incorporated†	161,562
2,279	Kirkland’s Incorporated†	31,974
3,151	Lithia Motors Incorporated Class A	45,028
3,382	Lumber Liquidators Holdings Incorporated†	84,246
3,213	MarineMax Incorporated†	30,042
7,643	Men’s Wearhouse Incorporated	190,922
2,059	Midas Incorporated†	16,698
4,382	Monro Muffler Brake Incorporated	151,556
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Specialty Retail (continued)
12,336	OfficeMax Incorporated†	$218,347
7,620	Pep Boys-Manny, Moe & Jack	102,337
5,126	Sonic Automotive Incorporated	67,868
5,310	Stage Stores Incorporated	92,075
3,909	Stein Mart Incorporated	36,158
3,786	The Buckle Incorporated	142,997
4,277	The Cato Corporation Class A	117,233
3,354	Zale Corporation†«	14,288
3,019	Zumiez Incorporated†	81,121

		2,929,609

Textiles, Apparel & Luxury Goods: 2.44%
8,342	Carter Incorporated†«	246,172
8,714	Coldwater Creek Incorporated†	27,623
12,658	Crocs Incorporated†	216,705
10,522	Iconix Brand Group Incorporated†	203,180
3,939	K-Swiss Incorporated†	49,119
13,707	Liz Claiborne Incorporated†«	98,142
3,389	Maidenform Brands Incorporated†	80,557
2,510	North American Watch Corporation†	40,511
2,018	Oxford Industries Incorporated	51,681
1,453	Perry Ellis International Incorporated†	39,914
18,791	Quiksilver Incorporated†«	95,270
4,906	Skechers U.S.A. Incorporated Class A†	98,120
3,340	Steven Madden Limited†	139,345
3,693	True Religion Apparel Incorporated†	82,206
2,479	Volcom Incorporated	46,779
7,085	Wolverine World Wide Incorporated	225,870

		1,741,194

Consumer Staples: 3.36%

Beverages: 0.18%
1,320	Boston Beer Company Incorporated†	125,519

Food & Staples Retailing: 1.01%
5,491	Casey’s General Stores Incorporated	233,422
1,765	Nash Finch Company	75,030
3,282	Spartan Stores Incorporated	55,630
2,669	The Andersons Incorporated	97,018
6,989	United Natural Foods Incorporated†	256,357

		717,457

Food Products: 1.77%
1,938	Cal-Maine Foods Incorporated	61,202
1,743	Calavo Growers Incorporated	40,176
11,940	Darling International Incorporated†	158,563
3,187	Diamond Foods Incorporated«	169,485
6,217	Hain Celestial Group Incorporated†	168,232
2,068	J & J Snack Foods Corporation	99,760
2,804	Sanderson Farms Incorporated	109,777
1,328	Seneca Foods Corporation Class A†	35,829
6,705	Snyders Lance Incorporated	157,165
5,136	TreeHouse Foods Incorporated†	262,398

		1,262,587

Household Products: 0.25%
7,964	Central Garden & Pet Company Class A†	78,684
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Household Products (continued)
2,427	WD-40 Company	$97,760

		176,444

Personal Products: 0.08%
1,946	Medifast Incorporated†	56,200

Tobacco: 0.07%
12,635	Alliance One International Incorporated†	53,572

Energy: 5.51%

Energy Equipment & Services: 3.35%
3,352	Basic Energy Services Incorporated†	55,241
5,256	Bristow Group Incorporated†	248,872
2,749	Carbo Ceramics Incorporated	284,631
2,077	Gulf Island Fabrication Incorporated	58,530
3,377	Hornbeck Offshore†	70,512
22,116	ION Geophysical Corporation†	187,544
4,361	Lufkin Industries Incorporated	272,083
3,830	Matrix Service Company†	46,649
7,334	Oil States International Incorporated†	470,036
7,859	Pioneer Drilling Company†	69,238
4,055	Power Integrations Incorporated«	162,768
3,082	Seacor Holdings Incorporated	311,559
1,735	Seahawk Drilling Incorporated†	15,528
11,053	Tetra Technologies Incorporated†	131,199

		2,384,390

Oil, Gas & Consumable Fuels: 2.16%
1,863	Contango Oil & Gas Company†	107,924
4,594	Gulfport Energy Corporation†	99,460
6,407	Holly Corporation	261,213
6,608	Penn Virginia Corporation	111,147
3,397	Petroleum Development Corporation†	143,387
8,067	PetroQuest Energy Incorporated†	60,745
7,041	Stone Energy Corporation†	156,944
6,040	Swift Energy Company†	236,466
10,026	World Fuel Services Corporation	362,540

		1,539,826

Financials: 18.62%

Capital Markets: 0.94%
6,074	Investment Technology Group Incorporated†	99,431
5,226	Labranche & Company Incorporated†	18,814
6,167	optionsXpress Holdings Incorporated	96,637
2,319	Piper Jaffray Companies Incorporated†	81,188
5,105	Stifel Financial Corporation†	316,714
4,245	SWS Group Incorporated	21,437
5,801	TradeStation Group Incorporated†	39,157

		673,378

Commercial Banks: 5.82%
1,898	Bank of the Ozarks Incorporated	82,278
11,096	Boston Private Financial Holdings Incorporated	72,679
2,248	City Holding Company	81,445
5,707	Columbia Banking System Incorporated	120,189
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Commercial Banks (continued)
4,812	Community Bank System Incorporated	$133,629
46,365	First BanCorp Puerto Rico†	21,328
13,688	First Commonwealth Financial Corporation	96,911
8,423	First Financial Bancorp	155,657
3,025	First Financial Bankshare«	154,820
10,744	First Midwest Bancorp Incorporated	123,771
10,434	Glacier Bancorp Incorporated«	157,658
4,281	Hancock Holding Company	149,236
21,937	Hanmi Financial Corporation†	25,228
3,177	Home Bancshares Incorporated	69,989
3,076	Independent Bank Corporation	83,206
5,508	Nara Bank National Association†	54,089
18,295	National Penn Bancshares Incorporated	146,909
5,001	NBT Bancorp Incorporated	120,774
13,747	Old National Bancorp	163,452
4,883	Pinnacle Financial Partners Incorporated†	66,311
8,492	PrivateBancorp Incorporated	122,115
3,596	S&T Bancorp Incorporated	81,234
5,889	Signature Bank†	294,450
2,500	Simmons First National Corporation	71,250
3,894	Sterling Bancorporation	40,770
14,792	Sterling Bancshares Incorporated«	103,840
18,832	Susquehanna Bancshares Incorporated	182,294
5,336	Texas Capital Bancshares Incorporated†	113,497
1,200	Tompkins Trust Company Incorporated	46,992
4,338	UMB Financial Corporation	179,680
16,617	Umpqua Holdings Corporation	202,395
5,567	United Bankshares Incorporated«	162,556
13,710	United Community Banks Incorporated†	26,735
14,021	Whitney Holding Corporation	198,397
13,273	Wilmington Trust Corporation	57,605
2,823	Wilshire Bancorp Incorporated	21,511
4,986	Wintrust Financial Corporation	164,688

		4,149,568

Consumer Finance: 1.02%
4,291	Cash America International Incorporated	158,467
7,226	Ezcorp Incorporated†	196,041
4,396	First Cash Financial Services Incorporated†	136,232
7,530	Provident Financial Services Incorporated	113,929
2,270	World Acceptance Corporation†	119,856

		724,525

Diversified Financial Services: 0.41%
6,126	Interactive Brokers Group Incorporated	109,165
2,475	Portfolio Recovery Associates Incorporated†	186,120

		295,285

Insurance: 2.44%
2,674	Amerisafe Incorporated†	46,795
7,882	Delphi Financial Group Incorporated Class A«	227,317
3,220	eHealth Incorporated†	45,692
5,779	Employers Holdings Incorporated	101,017
5,730	Horace Mann Educators Corporation	103,369
1,816	Infinity Property & Casualty Corporation	112,229
6,336	National Financial Partners Corporation†«	84,902
3,089	Presidential Life Corporation	30,674
4,457	ProAssurance Corporation†	270,094
2,401	RLI Corporation	126,221
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Insurance (continued)
2,182	Safety Insurance Group Incorporated	$103,798
7,764	Selective Insurance Group Incorporated	140,917
2,665	Stewart Information Services Corporation«	30,727
1,807	The Navigators Group Incorporated†	90,982
6,025	Tower Group Incorporated	154,120
3,082	United Fire & Casualty Company	68,790

		1,737,644

Real Estate Investment Trusts (REITs): 7.49%
5,840	Acadia Realty Trust	106,522
18,984	BioMed Realty Trust Incorporated	354,052
6,821	Cedar Shopping Centers Incorporated	42,904
12,185	Colonial Properties Trust	219,939
22,426	DiamondRock Hospitality†	269,112
3,914	EastGroup Properties Incorporated	165,640
6,751	Entertainment Properties Trust	312,234
12,702	Extra Space Storage Incorporated	221,015
10,077	Franklin Street Properties Corporation«	143,597
9,347	Healthcare Realty Trust Incorporated	197,876
5,460	Home Properties Incorporated	302,975
10,991	Inland Real Estate Corporation	96,721
7,595	Kilroy Realty Corporation	276,990
9,190	Kite Realty Group Trust	49,718
10,600	LaSalle Hotel Properties	279,840
18,049	Lexington Corporate Properties Trust	143,490
3,805	LTC Properties Incorporated	106,844
16,144	Medical Properties Trust Incorporated	174,840
4,959	Mid-America Apartment Communities Incorporated	314,847
12,112	National Retail Properties Incorporated	320,968
3,180	Parkway Properties Incorporated	55,714
8,034	Pennsylvania Real Estate Investment Trust	116,734
7,076	Post Properties Incorporated«	256,859
2,714	PS Business Parks Incorporated	151,224
1,662	Saul Centers Incorporated	78,696
4,011	Sovran Self Storage Incorporated	147,645
5,874	Tanger Factory Outlet Centers Incorporated	300,690
1,812	Universal Health Realty Income Trust	66,192
3,354	Urstadt Biddle Properties Incorporated	65,235

		5,339,113

Real Estate Management & Development: 0.14%
5,140	Forestar Real Estate Group Incorporated†	99,202

Thrifts & Mortgage Finance: 0.36%
6,637	Bank Mutual Corporation	31,725
8,570	Brookline Bancorp Incorporated	92,985
4,014	Dime Community Bancshares	58,564
11,190	Trustco Bank Corporation	70,945

		254,219

Health Care: 12.45%

Biotechnology: 1.26%
5,413	Arqule Incorporated†	31,774
8,604	Cubist Pharmaceuticals Incorporated†	184,126
3,123	Emergent BioSolutions Incorporated†	73,266
4,857	Martek Biosciences Corporation†	152,024
10,543	Regeneron Pharmaceutical Incorporated†«	346,127
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Biotechnology (continued)
10,193	Savient Pharmaceuticals Incorporated†	$113,550

		900,867

Health Care Equipment & Supplies: 3.86%
3,243	Abaxis Incorporated†	87,075
9,854	Align Technology Incorporated†«	192,547
11,094	American Medical Systems Holdings Incorporated†	209,233
1,859	Analogic Corporation	92,039
1,854	Cantel Industries	43,384
4,080	CONMED Corporation†	107,834
6,625	Cooper Companies Incorporated	373,253
4,081	CryoLife Incorporated†	22,119
3,495	Cyberonics Incorporated†	108,415
3,377	Greatbatch Incorporated†	81,555
3,590	Haemonetics Corporation†	226,816
1,715	ICU Medical Incorporated†	62,598
2,951	Integra LifeSciences Holdings†	139,582
4,701	Invacare Corporation	141,782
1,232	Kensey Nash Corporation†«	34,287
5,901	Meridian Diagnostics Incorporated	136,667
4,108	Merit Medical Systems Incorporated†	65,030
4,194	Natus Medical Incorporated†	59,471
3,293	Neogen Corporation†	135,112
2,694	Palomar Medical Technologies Incorporated†	38,282
2,525	Surmodics Incorporated†	29,972
5,214	Symmetry Medical Incorporated†	48,230
4,831	West Pharmaceutical Services Incorporated	199,037
3,120	Zoll Medical Corporation†«	116,158

		2,750,478

Health Care Providers & Services: 4.79%
1,619	Air Methods Corporation†	91,101
1,193	Almost Family Incorporated†	45,835
4,211	Amedisys Incorporated†	141,069
7,192	AMERIGROUP Corporation†«	315,873
5,673	AMN Healthcare Services Incorporated†	34,832
4,488	AmSurg Corporation†	94,024
3,552	Bio-Reference Laboratories Incorporated†	78,783
5,669	Catalyst Health Solutions Incorporated†	263,552
7,148	Centene Corporation†	181,130
3,306	Chemed Corporation	209,964
950	CorVel Corporation†	45,933
4,512	Cross Country Healthcare Incorporated†	38,217
1,899	Ensign Group Incorporated	47,228
2,554	Genoptix Incorporated†	48,577
4,334	Gentiva Health Services Incorporated†	115,284
4,712	Hanger Orthopedic Group Incorporated†	99,847
8,304	HealthSpring Incorporated†	220,305
4,978	Healthways Incorporated†«	55,554
3,998	HMS Holdings Corporation†	258,950
2,359	IPA The Hospitalist Company†	92,025
1,364	Landauer Incorporated	81,799
2,714	LCA-Vision Incorporated†	15,606
2,276	LHC Group Incorporated†	68,280
4,866	Magellan Health Services Incorporated†	230,064
2,969	Medcath Corporation†	41,418
2,456	Molina Healthcare Incorporated†	68,400
1,806	MWI Veterinary Supply Incorporated†	114,049
4,253	Pharmerica Corporation†	48,697
8,017	PSS World Medical Incorporated†«	181,184
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Health Care Providers & Services (continued)
3,618	RehabCare Group Incorporated†	$85,747

		3,413,327

Health Care Technology: 0.47%
1,590	Computer Programs & Systems Incorporated	74,476
4,783	Omnicell Incorporated†	69,114
2,772	Quality Systems Incorporated	193,541

		337,131

Life Sciences Tools & Services: 0.91%
10,249	Affymetrix Incorporated†	51,552
4,269	Cambrex Corporation†	22,071
2,527	Dionex Corporation†	298,211
4,972	Enzo Biochem Incorporated†	26,252
6,263	eResearch Technology Incorporated†	46,033
2,164	Kendle International Incorporated†	23,566
8,438	Parexel International Corporation†	179,139

		646,824

Pharmaceuticals: 1.16%
1,479	Hi-Tech Pharmacal Company Incorporated†	36,901
5,164	Par Pharmaceutical Companies Incorporated†	198,866
8,406	Salix Pharmaceuticals Limited†	394,746
11,314	ViroPharma Incorporated†	195,958

		826,471

Industrials: 16.05%

Aerospace & Defense: 2.86%
5,697	AAR Corporation†	156,497
2,180	AeroVironment Incorporated†«	58,489
1,303	American Science & Engineering Incorporated	111,055
1,943	Applied Signal Technology Incorporated	73,620
3,613	Ceradyne Incorporated†	113,918
2,288	Cubic Corporation	107,879
6,689	Curtiss-Wright Corporation	222,075
4,363	Esterline Technologies Corporation†	299,258
8,560	GenCorp Incorporated†	44,255
6,588	MOOG Incorporated Class A†	262,202
8,415	Orbital Sciences Corporation†«	144,149
5,266	Teledyne Technologies Incorporated†	231,546
2,387	Triumph Group Incorporated	213,422

		2,038,365

Air Freight & Logistics: 0.44%
4,209	Forward Air Corporation	119,451
5,414	Hub Group Incorporated Class A†	190,248

		309,699

Airlines: 0.33%
2,178	Allegiant Travel Company	107,245
7,986	SkyWest Incorporated	124,741

		231,986

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Building Products: 1.20%
1,726	Aaon Incorporated	$48,690
4,852	AO Smith Corporation	184,764
4,077	Apogee Enterprises Incorporated	54,917
4,395	Gibraltar Industries Incorporated†	59,640
6,759	Griffon Corporation†	86,110
2,441	NCI Building Systems Incorporated†	34,150
5,457	Quanex Building Products Corporation	103,519
5,737	Simpson Manufacturing Company Incorporated	177,331
2,798	Universal Forest Products	108,842

		857,963

Commercial Services & Supplies: 3.40%
6,819	ABM Industries Incorporated	179,340
3,243	Administaff Incorporated	95,020
1,878	CDI Corporation	34,912
1,477	Consolidated Graphics Incorporated†	71,531
4,426	Dolan Media Company†	61,610
2,012	Exponent Incorporated†	75,510
2,711	G&K Services Incorporated Class A	83,797
9,350	GEO Group Incorporated†	230,571
9,562	Healthcare Services Group	155,574
2,544	Heidrick & Struggles International Incorporated	72,886
9,326	Interface Incorporated	145,952
4,099	Kelly Services Incorporated Class A†	77,061
5,286	Mobile Mini Incorporated†«	104,081
5,304	On Assignment Incorporated†	43,228
2,327	School Specialty Incorporated†	32,415
7,675	SFN Group Incorporated†	74,908
1,847	Standard Register Company	6,298
5,913	Sykes Enterprises Incorporated†	119,797
8,961	Tetra Tech Incorporated†	224,563
6,392	TrueBlue Incorporated†	114,992
2,128	UniFirst Corporation	117,146
3,358	United Stationers Incorporated†	214,274
2,929	Viad Corporation	74,602
1,723	Volt Information Science Incorporated†	14,904

		2,424,972

Computers & Peripherals: 0.06%
3,641	Super Micro Computer Incorporated†	42,017

Construction & Engineering: 0.87%
5,494	Comfort Systems USA Incorporated	72,356
5,097	Dycom Industries Incorporated†	75,181
9,641	Emcor Group Incorporated†	279,396
5,691	Insituform Technologies Incorporated Class A†	150,868
3,902	Orion Marine Group Incorporated†	45,263

		623,064

Electrical Equipment: 1.26%
1,810	AZZ Incorporated	72,418
6,810	Belden CDT Incorporated	250,744
7,627	Brady Corporation Class A	248,716
2,761	Encore Wire Corporation	69,246
3,684	II-VI Incorporated†	170,790
1,286	Powell Industries Incorporated†	42,284
2,845	Vicor Corporation	46,658

		900,856

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Electronic Equipment & Instruments: 0.24%
3,192	Ceva Incorporated†	$65,436
7,082	Sonic Solutions†«	106,230

		171,666

Industrial Conglomerates: 0.20%
2,477	Lydall Incorporated	19,940
1,824	Standex International Corporation	54,556
3,327	Tredegar Corporation	64,477

		138,973

Machinery: 3.95%
9,889	Actuant Corporation Class A	263,245
4,022	Albany International Corporation Class A	95,281
2,888	Astec Industries Incorporated†	93,600
2,181	Badger Meter Incorporated«	96,444
6,588	Barnes Group Incorporated	136,174
7,302	Briggs & Stratton Corporation«	143,776
1,335	Cascade Corporation	63,119
2,481	Circor International Incorporated	104,897
7,311	Clarcor Incorporated	313,569
2,988	Enpro Industries Incorporated†«	124,181
3,850	ESCO Technologies Incorporated	145,684
9,026	Federal Signal Corporation	61,918
4,097	John Bean Technologies Corporation	82,473
4,853	Kaydon Corporation	197,614
1,817	Lindsay Manufacturing Company	107,984
5,489	Mueller Industries Incorporated	179,490
4,782	Robbins & Myers Incorporated«	171,100
4,542	Toro Company	279,969
4,244	Watts Water Technologies Incorporated	155,288

		2,815,806

Road & Rail: 0.82%
3,673	Arkansas Best Corporation	100,714
7,368	Heartland Express Incorporated	118,035
8,982	Knight Transportation Incorporated	170,658
6,085	Old Dominion Freight Line Incorporated†	194,659

		584,066

Trading Companies & Distributors: 0.42%
5,479	Applied Industrial Technologies Incorporated	177,958
3,770	Kaman Corporation Class A	109,594
581	Lawson Products Incorporated	14,461

		302,013

Information Technology: 18.85%

Communications Equipment: 2.32%
17,925	Arris Group Incorporated†	201,119
1,698	Bel Fuse Incorporated Class B	40,582
2,566	Black Box Corporation	98,252
6,266	Blue Coat Systems Incorporated†	187,165
4,011	Comtech Telecommunications Corporation	111,225
3,523	DG FastChannel Incorporated†	101,744
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Communications Equipment (continued)
3,642	Digi International Incorporated†	$40,426
2,221	EMS Technologies Incorporated†	43,931
14,130	Harmonic Incorporated†	121,094
5,199	NETGEAR Incorporated†	175,102
4,361	Network Equipment Technology Incorporated†	20,191
2,838	Oplink Communications Incorporated†	52,418
2,679	PCTEL Incorporated†	16,074
6,292	Symmetricom Incorporated†	44,610
9,951	Tekelec†	118,516
1,521	Tollgrade Communications Incorporated†	14,115
5,957	Viasat Incorporated†	264,550

		1,651,114

Computers & Peripherals: 0.84%
4,205	Avid Technology Incorporated†	73,419
3,374	Compellent Technologies Incorporated†	93,089
3,390	Hutchinson Technology Incorporated†	12,577
6,978	Intermec Incorporated†	88,341
3,255	Intevac Incorporated†	45,603
4,590	Novatel Wireless Incorporated†«	43,835
2,997	Stratasys Incorporated†	97,822
4,949	Synaptics Incorporated†	145,402

		600,088

Electronic Equipment & Instruments: 3.89%
2,841	Agilysys Incorporated†	15,995
4,087	Anixter International Incorporated	244,117
8,839	Benchmark Electronics Incorporated†	160,516
9,784	Brightpoint Incorporated†	85,414
5,752	Checkpoint Systems Incorporated†	118,204
5,808	Cognex Corporation	170,871
4,959	CTS Corporation	54,847
5,113	Daktronics Incorporated	81,399
2,486	DTS Incorporated†	121,938
3,462	Electro Scientific Industries Incorporated†	55,496
2,344	FARO Technologies Incorporated†	76,977
3,645	Gerber Scientific Incorporated†	28,686
6,713	Insight Enterprises Incorporated†	88,343
3,224	Littelfuse Incorporated	151,721
2,654	LoJack Corporation†	17,145
3,533	Mercury Computer Systems Incorporated†	64,937
5,339	Methode Electronics Incorporated	69,247
2,220	MTS Systems Corporation	83,161
5,332	Newport Corporation†	92,617
2,707	OSI Systems Incorporated†	98,427
2,993	Park Electrochemical Corporation	89,790
5,873	Plexus Corporation†	181,711
6,020	Pulse Electronics Corporation	32,026
3,524	Radisys Corporation†	31,364
4,120	Rofin-Sinar Technologies Incorporated†	146,013
2,296	Rogers Corporation†	87,822
3,877	ScanSource Incorporated†	123,676
3,424	Synnex Corporation†	106,829
6,273	TTM Technologies Incorporated†	93,530

		2,772,819

Internet Software & Services: 1.09%
3,693	Comscore Incorporated†	82,391
5,891	DealerTrack Holdings Incorporated†	118,232
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Internet Software & Services (continued)
5,243	Infospace Incorporated†	$43,517
6,617	j2 Global Communications Incorporated†	191,562
2,491	Liquidity Services Incorporated†	34,999
2,370	LogMeIn Incorporated†	105,086
4,311	Perficient Incorporated†	53,888
1,727	Stamps.com Incorporated	22,883
4,438	The Knot Incorporated†	43,847
12,473	United Online Incorporated	82,322

		778,727

IT Services: 1.66%
4,399	CACI International Incorporated Class A†	234,907
10,125	Ciber Incorporated†	47,385
4,945	CSG Systems International Incorporated†	93,658
2,114	Forrester Research Incorporated	74,603
5,546	Heartland Payment Systems Incorporated«	85,519
4,214	iGATE Corporation	83,058
2,549	Integral Systems Incorporated MD†	25,261
2,497	Maxmus Incorporated	163,753
1,140	NCI Incorporated†	26,209
1,731	StarTek Incorporated†	8,776
4,202	TeleTech Holdings Incorporated†	86,519
5,554	Wright Express Corporation†	255,484

		1,185,132

Semiconductors & Semiconductor Equipment: 5.51%
5,593	Advanced Energy Industries Incorporated†«	76,289
4,553	ATMI Incorporated†	90,787
9,471	Brooks Automation Incorporated†	85,902
3,328	Cabot Microelectronics Corporation†	137,946
3,463	Cohu Incorporated	57,417
4,294	Cymer Incorporated†	193,531
24,063	Cypress Semiconductor Corporation†	447,091
5,215	Diodes Incorporated†	140,753
3,389	DSP Group Incorporated†	27,586
6,424	Exar Corporation†	44,840
5,546	FEI Company†	146,470
3,576	Hittite Microwave Corporation†	218,279
9,411	Kopin Corporation†	39,150
10,218	Kulicke & Soffa Industries Incorporated†	73,570
7,208	Micrel Incorporated	93,632
12,120	Microsemi Corporation†	277,548
7,303	MKS Instruments Incorporated†	178,850
5,200	Monolithic Power Systems†	85,904
3,612	Pericom Semiconductor†	39,660
4,555	Rudolph Technologies Incorporated†	37,488
4,006	Sigma Designs Incorporated†	56,765
3,285	Standard Microsystems Corporation†	94,707
1,889	Supertex Incorporated†	45,676
7,321	Tessera Technologies Incorporated†	162,160
23,079	TriQuint Semiconductor Incorporated†	269,794
3,543	Ultratech Incorporated†	70,435
10,737	Varian Semiconductor Equipment Associates Incorporated†	396,947
5,789	Veeco Instruments Incorporated†«	248,695
3,899	Volterra Semiconductor Corporation†	90,301

		3,928,173

Software: 3.54%
6,367	Blackbaud Incorporated	164,905
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Software (continued)
4,686	Bottomline Technologies Incorporated†	$101,733
6,248	CommVault Systems Incorporated†	178,818
5,046	Ebix Incorporated†	119,439
6,711	Epicor Software Corporation†	67,781
4,738	EPIQ Systems Incorporated	65,053
1,938	Interactive Intelligence Incorporated†	50,698
6,349	JDA Software Group Incorporated†	177,772
3,179	Manhattan Associates Incorporated†	97,087
1,219	MicroStrategy Incorporated Class A†	104,188
5,072	Netscout Systems Incorporated†	116,707
6,280	Progress Software Corporation†	265,770
4,809	Radiant Systems Incorporated†	94,112
3,425	RightNow Technologies Incorporated†	81,070
4,376	Smith Micro Software Incorporated†	68,878
4,064	Sourcefire Incorporated†	105,380
3,478	Synchronoss Technologies Incorporated†	92,897
12,329	Take-Two Interactive Software Incorporated†	150,907
5,871	Taleo Corporation Class A†	162,333
9,858	THQ Incorporated†	59,739
3,650	Tyler Technologies Incorporated†	75,774
6,059	Websense Incorporated†	122,695

		2,523,736

Materials: 4.54%

Chemicals: 2.00%
4,568	A. Schulman Incorporated	104,562
3,106	American Vanguard Corporation	26,525
3,646	Arch Chemicals Incorporated	138,293
4,138	Balchem Corporation	139,906
8,171	Calgon Carbon Corporation†	123,546
7,106	HB Fuller Company	145,815
2,357	LSB Industries Incorporated†	57,181
4,478	OM Group Incorporated†	172,448
1,648	Penford Corporation†	10,069
13,572	PolyOne Corporation†	169,514
1,650	Quaker Chemical Corporation	68,756
1,122	Stepan Company	85,575
5,999	STR Holdings Incorporated†	119,980
3,156	Zep Incorporated	62,741

		1,424,911

Construction Materials: 0.57%
6,409	Eagle Materials Incorporated«	181,054
8,776	Headwaters Incorporated†	40,194
4,034	Texas Industries Incorporated	184,677

		405,925

Containers & Packaging: 0.07%
5,123	Myers Industries Incorporated	49,898

Metals & Mining: 0.93%
2,431	A.M. Castle & Company†	44,755
3,656	AMCOL International Corporation«	113,336
2,931	Brush Engineered Materials Incorporated†	113,254
8,208	Century Aluminum Company†	127,470
2,146	Kaiser Aluminum Corporation	107,493
1,327	Olympic Steel Incorporated	38,058
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Security Name	Value
Metals & Mining (continued)
4,370	RTI International Metals Incorporated†	$117,903

		662,269

Paper & Forest Products: 0.97%
5,730	Buckeye Technologies Incorporated	120,387
1,665	Clearwater Paper Corporation†	130,370
1,558	Deltic Timber Corporation	87,778
5,540	Kapstone Paper & Packaging Corporation†	84,762
2,141	Neenah Paper Incorporated†	42,135
2,614	Schweitzer Manduit International Incorporated	164,473
7,112	Wausau Paper Corporation	61,234

		691,139

Telecommunication Services: 0.56%

Diversified Telecommunication Services: 0.36%
1,316	Atlantic Tele-Network Incorporated	50,455
4,472	Cbeyond Incorporated†«	68,332
5,653	General Communication Incorporated Class A†	71,567
4,805	Neutral Tandem Incorporation†«	69,384

		259,738

Wireless Telecommunication Services: 0.20%
4,298	NTELOS Holdings Corporation	81,877
3,201	USA Mobility Incorporated	56,882

		138,759

Utilities: 3.72%

Electric Utilities: 1.11%
4,519	ALLETE Incorporated	168,378
1,902	Central Vermont Public Service	41,578
6,182	El Paso Electric Company†	170,190
7,316	UIL Holdings Corporation	219,187
5,285	UniSource Energy Corporation	189,414

		788,747

Gas Utilities: 1.85%
3,235	Laclede Group Incorporated	118,207
5,985	New Jersey Resources	258,013
3,865	Northwest Natural Gas Company	179,607
10,463	Piedmont Natural Gas Company	292,545
4,334	South Jersey Industries Incorporated	228,922
6,608	Southwest Gas Corporation	242,315

		1,319,609

Multi-Utilities: 0.63%
8,209	Avista Corporation	184,867
2,295	CH Energy Group Incorporated	112,203
5,253	Northwestern Corporation	151,444

		448,514

Water Utilities: 0.13%
2,701	American States Water Company	93,090

Principal	Security Name	Interest Rate	Maturity Date	Value
Total Common Stocks (Cost $58,310,135)				70,035,826

Short-Term Investments: 9.17%

US Treasury Bills: 0.17%
$120,000	US Treasury Bill#^	0.25%	05/05/2011	119,895

Corporate Bonds & Notes: 2.45%
1,531,086	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	621,927
2,013,941	VFNC Corporation(v)±(a)(i)††	0.26	09/29/2011	1,127,807

				1,749,734

Shares		Yield
Investment Companies: 6.55%
495,392	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)	0.14	495,392
4,174,096	Wells Fargo Securities Lending Cash Investments, LLC(v)(u)(l)	0.27	4,174,096

			4,669,488

Total Short-Term Investments (Cost $5,896,998)			6,539,117

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL CAP INDEX PORTFOLIO**

Shares	Yield
Total Investments in Securities (Cost $64,207,133)*	107.43%	76,574,943
Other Assets and Liabilities, Net	(7.43)	(5,297,277)

Total Net Assets	100.00%	$71,277,666

**	As of the close of business on February 18, 2011, the Porfolio was liquidated.

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $74,782,369 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,898,141
Gross unrealized depreciation	(14,105,567)

Net unrealized appreciation	$1,792,574
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.37%
Consumer Discretionary: 15.91%
Auto Components: 2.80%
165,540	Gentex Corporation«	$4,893,362
170,730	Modine Manufacturing Company†	2,646,315
127,700	Stoneridge Incorporated†	2,016,383

		9,556,060

Diversified Consumer Services: 0.59%
70,770	K12 Incorporated«†	2,028,268

Hotels, Restaurants & Leisure: 1.08%
127,940	Caribou Coffee Comapany Incorporated†	1,289,635
52,920	WMS Industries Incorporated†	2,394,101

		3,683,736

Media: 1.04%
85,940	Arbitron Incorporated«	3,568,229

Multiline Retail: 0.65%
138,590	99 Cents Only Stores†	2,209,125

Specialty Retail: 7.91%
110,675	Aeropostale Incorporated†	2,727,032
165,580	Ascena Retail Group Incorporated†	4,374,624
280,250	Chico’s FAS Incorporated	3,371,408
110,650	Dick’s Sporting Goods Incorporated†	4,149,375
211,420	Finish Line Incorporated Class A	3,634,310
57,670	rue21 Incorporated«†	1,690,308
292,070	Sonic Automotive Incorporated«	3,867,007
94,300	Ulta Salon Cosmetics & Fragrance Incorporated«†	3,206,200

		27,020,264

Textiles, Apparel & Luxury Goods: 1.84%
128,400	Hanesbrands Incorporated†	3,261,360
54,660	Warnaco Group Incorporated†	3,010,126

		6,271,486

Consumer Staples: 3.67%

Beverages: 0.47%
112,860	Primo Water Corporation†	1,603,741

Food & Staples Retailing: 1.24%
115,630	United Natural Foods Incorporated†	4,241,308

Food Products: 1.04%
66,610	Diamond Foods Incorporated«	3,542,320

Personal Products: 0.92%
136,740	Elizabeth Arden Incorporated†	3,146,387

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Energy: 7.11%

Energy Equipment & Services: 2.79%
55,760	Complete Production Services Incorporated†	$1,647,708
479,105	Pioneer Drilling Company†	4,220,915
104,840	Superior Energy Services Incorporated†	3,668,352

		9,536,975

Oil, Gas & Consumable Fuels: 4.32%
203,070	Goodrich Petroleum Corporation«†	3,582,155
198,000	Gulfport Energy Corporation†	4,286,700
92,300	Oasis Petroleum Incorporated«†	2,503,176
116,680	Rosetta Resources Incorporated†	4,391,835

		14,763,866

Financials: 7.71%

Capital Markets: 2.25%
104,920	Evercore Partners Incorporated Class A	3,567,280
123,620	FXCM Incorporated Class A†	1,637,965
67,850	LPL Investment Holdings Incorporated†	2,467,705

		7,672,950

Commercial Banks: 1.63%
50,780	Signature Bank†	2,539,000
57,150	SVB Financial Group†	3,031,808

		5,570,808

Consumer Finance: 0.57%
152,280	Netspend Holdings Incorporated«†	1,952,230

Diversified Financial Services: 1.18%
171,805	Encore Capital Group Incorporated†	4,028,827

Insurance: 0.79%
88,600	Validus Holdings Limited	2,712,046

Real Estate Investment Trusts (REITs): 0.54%
106,660	Chatham Lodging Trust	1,839,885

Real Estate Management & Development: 0.75%
89,060	Altisource Portfolio Solutions†	2,556,913

Health Care: 16.05%

Biotechnology: 1.77%
24,390	Gen-Probe Incorporated†	1,423,157
137,140	ISIS Pharmaceuticals Incorporated«†	1,387,857
115,030	Seattle Genetics Incorporated«†	1,719,699
160,100	Vanda Pharmaceuticals Incorporated«†	1,514,546

		6,045,259

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Health Care Equipment & Supplies: 7.09%
128,440	Alere Incorporated«†	$4,700,904
150,670	American Medical Systems Holdings Incorporated«†	2,841,636
287,190	DexCom Incorporated†	3,920,144
301,201	Endologix Incorporated†	2,153,587
7,210	Heartware International Incorporated†	631,380
81,405	SonoSite Incorporated†	2,572,398
281,740	Spectranetics Corporation†	1,453,778
107,260	Thoratec Corporation†	3,037,603
78,340	Zoll Medical Corporation«†	2,916,598

		24,228,028

Health Care Providers & Services: 2.28%
193,870	Accretive Health Incorporated«†	3,150,388
134,530	Examworks Group Incorporated†	2,486,114
101,660	Hanger Orthopedic Group Incorporated†	2,154,175

		7,790,677

Health Care Technology: 1.86%
160,190	Medidata Solutions Incorporated†	3,825,337
176,310	Omnicell Incorporated†	2,547,680

		6,373,017

Life Sciences Tools & Services: 1.46%
66,260	Covance Incorporated«†	3,406,427
99,040	Pacific BioSciences of California«†	1,575,726

		4,982,153

Pharmaceuticals: 1.59%
175,735	Inspire Pharmaceuticals Incorporated†	1,476,174
212,410	Nektar Therapeutics«†	2,729,469
153,740	NPS Pharmaceuticals Incorporated†	1,214,546

		5,420,189

Industrials: 15.21%

Aerospace & Defense: 0.95%
158,100	SRA International Incorporated Class A†	3,233,145

Air Freight & Logistics: 1.14%
111,240	Hub Group Incorporated Class A†	3,908,974

Commercial Services & Supplies: 2.97%
45,611	Copart Incorporated†	1,703,571
95,640	Higher One«†	1,934,797
130,500	Korn/Ferry International†	3,015,855
356,670	SFN Group Incorporated†	3,481,099

		10,135,322

Electrical Equipment: 1.49%
169,360	Sensata Technologies Holdings NV†	5,099,430

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Machinery: 2.17%
169,780	Briggs & Stratton Corporation«	$3,342,968
101,070	Columbus Mckinnon Corporation†	2,053,742
170,820	Wabash National Corporation«†	2,024,217

		7,420,927

Marine: 0.55%
130,380	Costamare Incorporated†	1,885,295

Road & Rail: 3.61%
42,270	Con-way Incorporated	1,545,814
53,190	Genesee & Wyoming Incorporated†	2,816,411
195,360	Hertz Global Holdings Incorporated«†	2,830,766
242,740	Swift Transportation Company«†	3,036,677
92,770	Werner Enterprises Incorporated«	2,096,602

		12,326,270

Trading Companies & Distributors: 2.33%
110,200	Beacon Roofing Supply Incorporated†	1,969,268
125,250	Kaman Corporation Class A	3,641,018
36,260	MSC Industrial Direct Company	2,345,659

		7,955,945

Information Technology: 25.99%

Communications Equipment: 3.37%
98,200	Aruba Networks Incorporated«†	2,050,416
253,078	Infinera Corporation«†	2,614,296
106,060	Riverbed Technology Incorporated«†	3,730,130
70,430	Viasat Incorporated†	3,127,796

		11,522,638

Computers & Peripherals: 0.36%
129,700	Smart Technologies Incorporated«†	1,224,368

Electronic Equipment & Instruments: 2.96%
158,660	Methode Electronics Incorporated	2,057,820
108,010	OSI Systems Incorporated†	3,927,244
116,430	Rofin-Sinar Technologies Incorporated†	4,126,279

		10,111,343

Internet Software & Services: 1.96%
235,570	Liveperson Incorporated†	2,661,941
145,810	Vocus Incorporated†	4,033,105

		6,695,046

IT Services: 1.15%
61,800	Fleetcor Technologies Incorporated†	1,910,856
97,350	TNS Incorporated†	2,024,880

		3,935,736

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment: 5.33%
341,230	Atmel Corporation†	$4,203,954
24,780	Inphi Corporation†	497,830
123,750	Microsemi Corporation†	2,833,875
69,620	NetLogic Microsystems Incorporated«†	2,186,764
430,450	PMC-Sierra Incorporated†	3,697,566
109,970	Tessera Technologies Incorporated†	2,435,836
63,470	Varian Semiconductor Equipment Associates Incorporated†	2,346,486

		18,202,311

Software: 10.86%
135,490	Bottomline Technologies Incorporated†	2,941,488
471,300	Cadence Design Systems Incorporated†	3,892,938
66,330	CommVault Systems Incorporated†	1,898,365
50,752	Concur Technologies Incorporated«†	2,635,551
211,720	Parametric Technology Corporation†	4,770,052
79,280	Rovi Corporation†	4,916,153
87,110	Solarwinds Incorporated†	1,676,868
54,920	Sourcefire Incorporated†	1,424,076
131,840	SS&C Technologies Holdings†	2,704,038
162,840	SuccessFactors Incorporated«†	4,715,846
123,890	Synchronoss Technologies Incorporated†	3,309,102
45,360	Ultimate Software Group Incorporated†	2,205,857

		37,090,334

Materials: 5.72%

Chemicals: 2.02%
149,110	Olin Corporation	3,059,737
99,620	STR Holdings Incorporated«†	1,992,400
93,320	Zep Incorporated	1,855,202

		6,907,339

Metals & Mining: 2.01%
96,360	Noranda Aluminium Holding Corporation†	1,406,856
163,490	Steel Dynamics Incorporated	2,991,867
167,920	Thompson Creek Metals Company Incorporated†	2,471,782

		6,870,505

Paper & Forest Products: 1.69%
136,060	Buckeye Technologies Incorporated	2,858,621
107,920	Kapstone Paper and Packaging Corporation†	1,651,176
19,960	Schweitzer Manduit International Incorporated	1,255,883
		5,765,680

Total Common Stocks (Cost $243,523,361)		332,635,355

Principal		Interest Rate	Maturity Date
Short-Term Investments: 23.00%

Corporate Bonds & Notes: 0.68%
$2,030,333	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	824,721
$2,670,635	VFNC Corporation(v)††±(a)(i)	0.26%	09/29/2011	$1,495,556
				2,320,277

Shares		Yield
Investment Companies: 22.32%
7,410,066	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	7,410,066
68,856,335	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	68,856,335
			76,266,401

Total Short-Term Investments (Cost $77,735,181)			78,586,678

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO

Total Investments in Securities (Cost $321,258,542)*	120.37%	411,222,033

Other Assets and Liabilities, Net	(20.37)	(69,588,743)

Total Net Assets	100.00%	$341,633,290

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $327,374,820 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$91,900,663
Gross unrealized depreciation	(8,053,450)

Net unrealized appreciation	$83,847,213
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.83%

Consumer Discretionary: 14.66%

Auto Components: 0.90%
66,240	Cooper Tire & Rubber Company«	$1,561,939

Hotels, Restaurants & Leisure: 2.19%
70,720	Gaylord Entertainment Company«†	2,541,677
47,750	International Speedway Corporation Class A	1,249,618
		3,791,295

Household Durables: 0.91%
71,040	American Greetings Corporation Class A«	1,574,246

Leisure Equipment & Products: 1.74%
192,430	Callaway Golf Company«	1,552,910
67,160	RC2 Corporation†	1,462,073
		3,014,983

Media: 1.22%
122,650	Cinemark Holdings Incorporated	2,114,486

Specialty Retail: 5.69%
95,050	Asbury Automotive Group Incorporated«†	1,756,524
59,620	Cabela’s Incorporated«†	1,296,735
26,950	Children’s Place Retail Stores Incorporated†	1,337,798
43,650	DSW Incorporated Class A«†	1,706,715
51,500	Genesco Incorporated†	1,930,735
56,770	Rent-A-Center Incorporated«	1,832,536
		9,861,043

Textiles, Apparel & Luxury Goods: 2.01%
61,840	Hanesbrands Incorporated«†	1,570,736
101,710	Volcom Incorporated«	1,919,268
		3,490,004

Consumer Staples: 2.19%

Beverages: 0.57%
43,140	Central European Distribution Corporation«†	987,906

Food & Staples Retailing: 0.80%
143,800	SUPERVALU Incorporated«	1,384,794

Food Products: 0.82%
60,620	Snyders Lance Incorporated	1,420,933

Energy: 7.37%

Energy Equipment & Services: 4.47%
278,840	Global Industries Limited†	1,932,361
141,950	Helix Energy Solutions Group Incorporated«†	1,723,273
167,020	Key Energy Services Incorporated«†	2,167,920
41,510	Unit Corporation†	1,929,385
		7,752,939

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels: 2.90%
61,620	Berry Petroleum Company Class A«	$2,692,794
57,060	Holly Corporation	2,326,336

		5,019,130

Financials: 30.07%
Capital Markets: 2.01%
141,020	Apollo Investment Corporation	1,561,091
30,900	Stifel Financial Corporation†	1,917,036

		3,478,127

Commercial Banks: 9.85%
127,670	Associated Banc-Corporation«	1,934,201
42,100	Bank of the Ozarks Incorporated«	1,825,035
83,360	Cardinal Financial Corporation	969,477
105,970	East West Bancorp Incorporated«	2,071,714
100,990	MB Financial Incorporated	1,749,147
86,650	Pacwest Bancorp«	1,852,577
80,610	Pinnacle Financial Partners Incorporated†	1,094,684
39,890	SVB Financial Group«†	2,116,165
143,820	Umpqua Holdings Corporation	1,751,728
51,860	Wintrust Financial Corporation«	1,712,936

		17,077,664

Diversified Financial Services: 1.07%
24,740	Portfolio Recovery Associates Incorporated«†	1,860,448

Insurance: 3.78%
40,611	Argo Group International Holdings Limited	1,520,882
91,300	Selective Insurance Group Incorporated	1,657,095
30,370	The Navigators Group Incorporated«†	1,529,130
82,290	United Fire & Casualty Company	1,836,713

		6,543,820

Real Estate Investment Trusts (REITs): 10.36%
46,030	American Campus Communities	1,461,913
101,160	BioMed Realty Trust Incorporated«	1,886,634
53,420	Corporate Office Properties Trust	1,867,029
212,789	Cousins Properties Incorporated«	1,774,660
61,610	DuPont Fabros Technology Incorporated«	1,310,445
104,750	First Potomac Realty Trust	1,761,895
90,560	LaSalle Hotel Properties	2,390,784
102,450	Redwood Trust Incorporated	1,529,579
71,443	Sabra Health Care REIT Incorporated	1,314,551
35,200	Sovran Self Storage Incorporated	1,295,712
132,014	Sunstone Hotel Investors Incorporated†	1,363,705

		17,956,907

Thrifts & Mortgage Finance: 3.00%
133,530	Capitol Federal Financial Incorporated	1,590,342
141,720	Northwest Bancshares Incorporated	1,666,627
114,320	Washington Federal Incorporated«	1,934,294

		5,191,263

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Health Care: 6.27%

Health Care Providers & Services: 6.27%
79,070	Ensign Group Incorporated	$1,966,471
77,920	Gentiva Health Services Incorporated«†	2,072,672
147,550	Healthways Incorporated«†	1,646,658
82,690	RehabCare Group Incorporated«†	1,959,753
86,633	Sun Healthcare Group Incorporated†	1,096,774
70,420	WellCare Health Plans Incorporated†	2,128,092

		10,870,420

Industrials: 13.96%

Aerospace & Defense: 1.83%
25,870	Alliant Techsystems Incorporated	1,925,504
59,790	Spirit AeroSystems Holdings Incorporated«†	1,244,230

		3,169,734

Air Freight & Logistics: 0.66%
20,430	Atlas Air Worldwide Holdings Incorporated†	1,140,607

Airlines: 0.83%
29,000	Allegiant Travel Company	1,427,960

Construction & Engineering: 1.99%
269,110	Great Lakes Dredge & Dock Company«	1,983,341
68,740	Tutor Prini Corporation	1,471,723

		3,455,064

Electrical Equipment: 1.12%
98,170	GrafTech International Limited«†	1,947,693

Machinery: 2.92%
105,460	Douglas Dynamics Incorporated	1,597,719
179,080	Federal Signal Corporation	1,228,489
114,490	Titan International Incorporated«	2,237,135

		5,063,343

Road & Rail: 0.93%
75,150	Marten Transport Limited	1,606,707

Trading Companies & Distributors: 2.90%
154,090	Aircastle Limited	1,610,241
51,550	GATX Corporation«	1,818,684
51,880	TAL International Group Incorporated	1,601,536

		5,030,461

Transportation Infrastructure: 0.78%
33,600	Alexander & Baldwin Incorporated	1,345,001

Information Technology: 11.73%

Communications Equipment: 2.07%
37,640	Black Box Corporation	1,441,236
130,010	Emulex Corporation†	1,515,917
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Communications Equipment (continued)
114,700	Mitel Networks Corporation†	$631,997

		3,589,150

Electronic Equipment & Instruments: 3.07%
90,000	Aeroflex Holding Corporation†	1,480,500
59,270	Synnex Corporation†	1,849,224
133,140	TTM Technologies Incorporated†	1,985,117

		5,314,841

Internet Software & Services: 1.10%
222,070	EarthLink Incorporated	1,909,802

IT Services: 1.27%
41,320	CACI International Incorporated Class A«†	2,206,488

Semiconductors & Semiconductor Equipment: 3.38%
83,710	Fairchild Semiconductor International Incorporated«†	1,306,713
205,140	Kulicke & Soffa Industries Incorporated«†	1,477,008
222,150	RF Micro Devices Incorporated«†	1,632,803
33,460	Veeco Instruments Incorporated«†	1,437,442

		5,853,966

Software: 0.84%
16,910	MicroStrategy Incorporated Class A†	1,445,298

Materials: 7.16%

Chemicals: 4.26%
35,740	Cytec Industries Incorporated	1,896,364
57,700	Kraton Performance Polymers Incorporated†	1,785,815
74,960	Olin Corporation	1,538,179
54,980	Rockwood Holdings Incorporated†	2,150,818

		7,371,176

Containers & Packaging: 1.10%
89,760	Temple-Inland Incorporated	1,906,502

Metals & Mining: 1.80%
75,250	A.M. Castle & Company†	1,385,353
64,360	RTI International Metals Incorporated«†	1,736,433

		3,121,786

Telecommunication Services: 1.21%

Diversified Telecommunication Services: 1.21%
254,280	Iradium Communications Incorporated«†	2,097,810

Utilities: 3.21%

Electric Utilities: 2.25%
96,030	Great Plains Energy Incorporated«	1,862,022
93,510	Portland General Electric Company	2,029,167
		3,891,189

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Independent Power Producers & Energy Traders: 0.96%
435,873	Genon Energy Incorporated†	$1,660,676

Total Common Stocks (Cost $123,440,279)		169,507,601

Short-Term Investments: 33.98%

Principal		Interest Rate	Maturity Date
Corporate Bonds & Notes: 0.94%
$1,421,450	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	577,393
1,869,729	VFNC Corporation(v)††±(a)(i)	0.26	09/29/2011	1,047,048

				1,624,441

Shares		Yield
Investment Companies: 33.04%
3,826,717	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14%	3,826,717
53,432,184	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.27	53,432,184
			57,258,901
Total Short-Term Investments (Cost $58,287,204)			58,883,342

Total Investments in Securities (Cost $181,727,483)*	131.81%	228,390,943
Other Assets and Liabilities, Net	(31.81)	(55,114,972)

Total Net Assets	100.00%	$173,275,971

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $206,954,617 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,290,969
Gross unrealized depreciation	(1,854,643)

Net unrealized appreciation	$21,436,326
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Common Stocks: 96.23%

Consumer Discretionary: 9.81%

Auto Components: 1.03%
11,500	Exide Technologies†	$108,215
7,260	Gentex Corporation	214,606
17,101	Modine Manufacturing Company†	265,066
12,500	Spartan Motors Incorporated	76,125

		664,012

Distributors: 0.16%
4,500	LKQ Corporation†	102,240

Diversified Consumer Services: 0.35%
25,940	Cambium Learning Group Incorporated†	89,234
2,100	Coinstar Incorporated†	118,524
1,500	Learning Tree International Incorporated	14,340
58,950	Voyager Expanded Learning Corporation†	0

		222,098

Hotels, Restaurants & Leisure: 1.13%
1,700	CEC Entertainment Incorporated†	66,011
82,015	Century Casinos Incorporated†	198,476
58,823	Empire Resorts Incorporated†	60,588
3,500	International Speedway Corporation Class A	91,595
7,000	McCormick & Schmick’s Seafood Incorporated†	63,630
9,200	Morton’s Restaurant Group Incorporated†	59,616
4,000	O’Charleys Incorporated†	28,800
33,800	Wendy’s Arby’s Group Incorporated	156,156

		724,872

Household Durables: 2.69%
3,800	American Greetings Corporation Class A	84,208
7,333	Blyth Incorporated	252,842
8,861	Cavco Industries Incorporated†	413,720
11,300	Furniture Brands International Incorporated†	58,082
5,600	Helen of Troy Limited†	166,544
3,421	Jarden Corporation	105,606
3,475	KB Home Incorporated	46,878
10,000	Kid Brands Incorporated†	85,500
14,905	Nobility Homes Incorporated	120,880
12,226	Skyline Corporation	318,854
2,700	Universal Electronics Incorporated†	76,599

		1,729,713

Leisure Equipment & Products: 0.46%
4,000	Jakks Pacific Incorporated†	72,880
18,700	LeapFrog Enterprises Incorporated†	103,785
4,000	RC2 Corporation†	87,080
3,800	Summer Infant Incorporated†	28,804

		292,549

Media: 0.68%
3,200	Ascent Media Corporation†	124,032
4,300	MDC Partners Incorporated	74,261
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Media (continued)
33,085	Outdoor Channel Holdings Incorporated	$237,219

		435,512

Specialty Retail: 2.19%
900	Children’s Place Retail Stores Incorporated†	44,676
750	Citi Trends Incorporated†	18,413
15,485	Collective Brands Incorporated†	326,734
3,500	Destination Maternity Corporation†	132,755
5,832	Midas Incorporated†	47,298
10,420	Monro Muffler Brake Incorporated	360,428
2,015	rue21 Incorporated†	59,060
1,500	Shoe Carnival Incorporated†	40,500
1,300	Stage Stores Incorporated	22,542
10,220	Talbots Incorporated†	87,074
5,000	The Cato Corporation Class A	137,050
2,120	Vitamin Shoppe Incorporated†	71,317
15,000	Wet Seal Incorporated Class A†	55,500

		1,403,347

Textiles, Apparel & Luxury Goods: 1.12%
1,000	Columbia Sportswear Company	60,300
1,700	Deckers Outdoor Corporation†	135,558
17,600	Kenneth Cole Productions Incorporated Class A†	219,824
19,582	Liz Claiborne Incorporated†	140,207
2,550	Maidenform Brands Incorporated†	60,614
5,000	Rocky Brands Incorporated†	50,200
450	Skechers U.S.A. Incorporated Class A†	9,000
1,900	Weyco Group Incorporated	46,531

		722,234

Consumer Staples: 2.70%

Food & Staples Retailing: 0.41%
36,700	Winn-Dixie Stores Incorporated†	263,139

Food Products: 0.54%
14,725	Del Monte Foods Company	276,830
10,000	Smart Balance Incorporated†	43,300
3,000	SunOpta Incorporated†	23,460

		343,590

Household Products: 0.68%
4,900	Spectrum Brands Holdings Incorporated†	152,733
7,100	WD-40 Company	285,988

		438,721

Personal Products: 1.07%
5,404	Elizabeth Arden Incorporated†	124,346
47,001	Prestige Brands Holdings Incorporated†	561,662

		686,008

Energy: 13.59%

Energy Equipment & Services: 6.41%
2,350	Atwood Oceanics Incorporated†	87,820

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Energy Equipment & Services (continued)
2,500	Basic Energy Services Incorporated†	$41,200
25,300	Cal Dive International Incorporated†	143,451
9,000	Complete Production Services Incorporated†	265,950
13,912	Exterran Holdings Incorporated†	333,192
60,504	Global Industries Limited†	419,293
20,025	Helix Energy Solutions Group Incorporated†	243,104
4,455	Helmerich & Payne Incorporated	215,978
2,400	Hornbeck Offshore†	50,112
44,680	ION Geophysical Corporation†	378,886
18,020	Key Energy Services Incorporated†	233,900
25,968	Matrix Service Company†	316,290
2,100	McDermott International Incorporated†	43,449
70,390	Newpark Resources Incorporated†	433,602
3,390	Oceaneering International Incorporated†	249,606
5,945	PHI Incorporated (non-voting)†	112,004
2,192	PHI Incorporated (voting)†	46,317
1,510	Pride International Incorporated†	49,830
4,200	Superior Energy Services Incorporated†	146,958
2,000	Unit Corporation†	92,960
21,724	Willbros Group Incorporated†	213,330

		4,117,232

Oil, Gas & Consumable Fuels: 7.18%
6,050	Atlas Pipeline Partners LP	149,254
2,200	Calpine Corporation†	29,348
1,800	Comstock Resources Incorporated†	44,208
12,600	Crimson Exploration Incorporated†	53,676
5,200	Delek US Holdings Incorporated	37,856
7,555	El Paso Corporation	103,957
200	Enbridge Energy Partners LP	12,476
4,415	Energy XXI Bermuda Limited†	122,163
5,430	Forest Oil Corporation†	206,177
25,139	InterOil Corporation†	1,811,768
48,044	McMoRan Exploration Company†	823,474
7,185	PetroQuest Energy Incorporated†	54,103
13,250	Range Resources Corporation	595,985
2,668	Rex Energy Corporated†	36,418
8,335	SandRidge Energy Incorporated†	61,012
10,800	Stone Energy Corporation†	240,732
14,453	Triangle Petroleum Corporation†	93,945
29,050	Warren Resources Incorporated†	131,306

		4,607,858

Financials: 21.03%

Capital Markets: 0.63%
5,400	Alliance Bernstein Holding LP	125,982
3,963	HFF Incorporated Class A†	38,283
30,458	MCG Capital Corporation	212,292
4,000	TradeStation Group Incorporated†	27,000

		403,557

Commercial Banks: 6.38%
16,195	1st United Bancorp Incorporated†	111,907
8,347	Bancorp Incorporated†	84,889
1,500	Bank of the Ozarks Incorporated	65,025
3,500	Boston Private Financial Holdings Incorporated	22,925
41,571	CapitalSource Incorporated	295,154
1,300	Cathay General Bancorporation	21,710
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Commercial Banks (continued)
12,286	Center Financial Corporation†	$93,128
3,215	City National Corporation	197,272
8,300	Columbia Banking System Incorporated	174,798
3,800	East West Bancorp Incorporated	74,290
9,400	First Busey Corporation	44,180
8,351	First Horizon National Corporation†	98,370
9,700	First Midwest Bancorp Incorporated	111,744
29,000	Glacier Bancorp Incorporated	438,190
3,500	Great Southern Bancorp Incorporation	82,565
3,750	Hancock Holding Company	130,725
800	Hudson Valley Holding Corporation	19,808
5,470	IBERIABANK Corporation	323,441
1,900	NBT Bancorp Incorporated	45,885
800	Northrim BanCorp Incorporated	15,456
3,900	Pacific Continental Corporation	39,234
22,534	Pacific Premier Bancorp Incorporated†	141,739
6,300	Pacwest Bancorp	134,694
7,820	Park Sterling Corporation†	48,171
18,500	Popular Incorporated†	58,090
8,065	Sterling Bancorp	84,441
4,500	Sterling Bancshares Incorporated	31,590
17,400	Synovus Financial Corporation	45,936
4,100	TCF Financial Corporation	60,721
5,500	Texas Capital Bancshares Incorporated†	116,985
7,300	UMB Financial Corporation	302,366
4,796	Univest Corporation of Pennsylvania	91,939
8,410	Washington Banking Company	115,301
6,000	Western Alliance Bancorp†	44,160
6,680	Western Liberty Bancorp†	36,339
17,725	Whitney Holding Corporation	250,809
9,530	Wilmington Trust Corporation	41,360

		4,095,337

Consumer Finance: 0.17%
6,300	Cardtronics Incorporated†	111,510

Diversified Financial Services: 0.70%
76,092	Asset Acceptance Capital Corporation†	451,226

Insurance: 3.70%
9,500	American Equity Investment Life Holding Company	119,225
1,500	Amerisafe Incorporated†	26,250
12,190	Argo Group International Holdings Limited	456,516
8,087	Brown & Brown Incorporated	193,603
5,300	Delphi Financial Group Incorporated Class A	152,852
3,000	Donegal Group Incorporated Class A	43,440
1,700	EMC Insurance Group Incorporated	38,488
4,000	Fortegra Financial Corporation†	44,200
9,500	Hallmark Financial Services Incorporated†	86,450
35,050	Hilltop Holdings Incorporated†	347,696
13,282	Meadowbrook Insurance Group Incorporated	136,141
4,000	Mercury General Corporation	172,040
6,300	OneBeacon Insurance Group Limited	95,508
9,400	State Auto Financial Corporation	163,748
25,718	Stewart Information Services Corporation	296,529

		2,372,686

Real Estate Investment Trusts (REITs): 7.28%
5,000	Agree Realty Corporation	130,950
16,140	Annaly Capital Management Incorporated	289,229
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Real Estate Investment Trusts (REITs) (continued)
61,002	Anworth Mortgage Asset Corporation	$427,014
3,600	Apartment Investment & Management Company Class A	93,024
29,710	Capstead Mortgage Corporation	374,049
5,000	Cedar Shopping Centers Incorporated	31,450
267,902	Chimera Investment Corporation	1,101,077
2,700	Colonial Properties Trust	48,735
3,000	Franklin Street Properties Corporation	42,750
9,000	Glimcher Realty Trust	75,600
7,120	Hatteras Financial Corporation	215,522
2,900	LaSalle Hotel Properties	76,560
3,000	Lasalle Hotel Properties†	74,700
31,183	Lexington Corporate Properties Trust	247,905
9,000	Medical Properties Trust Incorporated	97,470
55,115	MFA Mortgage Investments Incorporated	449,738
99,640	Origen Financial Incorporated	184,334
900	RAIT Financial Trust†	16,110
16,200	RAIT Financial Trust†	35,478
3,600	Rayonier Incorporated	189,072
7,620	Redwood Trust Incorporated	113,767
4,500	U-Store-It Trust	42,885
30,769	UMH Properties Incorporated	313,844

		4,671,263

Real Estate Management & Development: 0.70%
19,404	Forestar Real Estate Group Incorporated†	374,497
17,508	Thomas Properties Group Incorporated	73,884

		448,381

Thrifts & Mortgage Finance: 1.47%
5,000	Abington Bancorp Incorporated	59,650
6,000	Astoria Financial Corporation	83,460
12,300	Brookline Bancorp Incorporated	133,455
6,035	First Niagara Financial Group Incorporated	84,369
12,100	New York Community Bancorp Incorporated	228,085
5,615	Northwest Bancshares Incorporated	66,032
17,150	Washington Federal Incorporated	290,178

		945,229

Health Care: 7.14%

Biotechnology: 0.16%
800	Cephalon Incorporated†	49,376
8,650	Infinity Pharmaceuticals Incorporated†	51,295

		100,671

Health Care Equipment & Supplies: 1.49%
750	Alere Incorporated†	27,450
43,199	Allied Healthcare Products Incorporated†	189,212
4,000	Cantel Industries	93,600
9,104	Enteromedics Incorporated†	28,040
1,700	ICU Medical Incorporated†	62,050
44,640	Orasure Technologies Incorporated†	256,680
3,000	Palomar Medical Technologies Incorporated†	42,630
6,900	Zoll Medical Corporation†	256,887

		956,549

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Health Care Providers & Services: 3.30%
10,000	Allied Healthcare International Incorporated†	$25,100
5,600	American Dental Partners Incorporated†	75,656
1,221	Assisted Living Concepts Incorporated†	39,719
19,000	BioScrip Incorporated†	99,370
14,657	Cross Country Healthcare Incorporated†	124,145
6,900	Emeritus Corporation†	135,999
9,750	Ensign Group Incorporated	242,483
10,000	Five Star Quality Care Incorporated†	70,700
9,715	Gentiva Health Services Incorporated†	258,419
4,700	Hanger Orthopedic Group Incorporated†	99,593
4,740	HealthSouth Rehabilitation Corporation†	98,165
234,300	Hooper Holmes Incorporated†	165,182
8,700	LHC Group Incorporated†	261,000
4,607	Novamed Incorporated†	53,119
3,200	Omnicare Incorporated	81,248
1,200	Owens & Minor Incorporated	35,316
5,700	Pharmerica Corporation†	65,265
7,950	RehabCare Group Incorporated†	188,415

		2,118,894

Health Care Technology: 0.25%
2,000	Medidata Solutions Incorporated†	47,760
7,930	Omnicell Incorporated†	114,589

		162,349

Life Sciences Tools & Services: 1.94%
18,300	Accelrys Incorporated†	151,890
10,320	Nordion Incorporated†	117,545
15,200	PerkinElmer Incorporated	392,464
7,152	Seracare Life Sciences Incorporated†	33,972
7,100	Waters Corporation†	551,741

		1,247,612

Industrials: 16.15%

Aerospace & Defense: 0.77%
1,000	Ducommun Incorporated	21,780
20,125	Herley Industries Incorporated†	348,565
9,400	Kratos Defense & Security Solutions Incorporated†	123,798

		494,143

Air Freight & Logistics: 0.04%
1,000	Dynamex Incorporated†	24,760

Airlines: 0.30%
29,225	JetBlue Airways Corporation†	193,177

Building Products: 0.40%
25,886	Patrick Industries Incorporated†	48,925
10,800	Quanex Building Products Corporation	204,876

		253,801

Commercial Services & Supplies: 5.70%
16,119	ABM Industries Incorporated	423,930
30,105	ACCO Brands Corporation†	256,495
3,500	Administaff Incorporated	102,550
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Commercial Services & Supplies (continued)
12,000	APAC Customer Services Incorporated†	$72,840
6,700	Barrett Business Services Incorporated	104,185
7,800	Clean Harbors Incorporated†	655,824
3,600	Covanta Holding Corporation	61,884
23,700	CRA International Incorporated†	557,187
6,000	Ennis Incorporated	102,600
20,904	GEO Group Incorporated†	515,493
15,529	Healthcare Services Group	252,657
3,500	HNI Corporation	109,200
3,800	Kimball International Incorporated Class B	26,220
6,200	Multi-Color Corporation	120,652
9,230	Newalta Incorporated	110,575
5,100	Rollins Incorporated	100,725
2,700	Standard Parking Corporation†	51,003
1,800	Sykes Enterprises Incorporated†	36,468

		3,660,488

Construction & Engineering: 2.63%
8,830	Chicago Bridge & Iron Company NV†	290,507
1,400	Foster Wheeler AG†	48,328
1,000	Granite Construction Incorporated	27,430
5,300	Insituform Technologies Incorporated Class A†	140,503
18,820	Integrated Electrical Services Incorporated†	65,682
800	Michael Baker Corporation†	24,880
12,485	MYR Group Incorporated†	262,185
39,406	Primoris Services Corporation	375,933
15,068	Sterling Construction Company Incorporated†	196,487
12,075	Tutor Prini Corporation	258,526

		1,690,461

Electrical Equipment: 0.84%
8,900	Altra Holdings Incorporated†	176,754
2,800	Belden CDT Incorporated	103,096
13,210	GrafTech International Limited†	262,086

		541,936

Industrial Conglomerates: 0.07%
1,500	Standex International Corporation	44,865

Machinery: 2.65%
6,685	Actuant Corporation Class A	177,955
5,100	Barnes Group Incorporated	105,417
4,950	Blount International Incorporated†	78,012
5,200	Columbus Mckinnon Corporation†	105,664
9,450	Douglas Dynamics Incorporated	143,168
5,200	Federal Signal Corporation	35,672
1,900	Gardner Denver Incorporated	130,758
12,040	Hardinge Incorporated	117,270
956	Kadant Incorporated†	22,533
9,300	Kennametal Incorporated	366,978
4,600	Mueller Industries Incorporated	150,420
4,900	Mueller Water Products Incorporated	20,433
8,000	NN Incorporated†	98,880
1,850	Tennant Company	71,059
1,400	Wabtec Corporation	74,046

		1,698,265

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Marine: 0.02%
3,000	Horizon Lines Incorporated	$13,110

Professional Services: 1.11%
110,105	Hill International Incorporated†	712,379

Road & Rail: 0.35%
8,100	Arkansas Best Corporation	222,102
1,156	YRC Worldwide Incorporated†	4,300

		226,402

Trading Companies & Distributors: 1.27%
8,000	CAI International Incorporated†	156,800
2,600	GATX Corporation	91,728
6,088	Houston Wire & Cable Company	81,823
3,600	Interline Brands Incorporated†	81,972
9,000	Kaman Corporation Class A	261,630
10,661	Willis Lease Finance Corporation†	138,913

		812,866

Information Technology: 14.52%

Communications Equipment: 2.21%
37,600	Bigband Networks Incorporated†	105,280
31,070	Brocade Communications Systems Incorporated†	164,360
55,280	China GrenTech Corporation Limited ADR†	175,790
254,169	MRV Communications Incorporated†	454,963
188,060	Sandvine Corporation†	517,936

		1,418,329

Computers & Peripherals: 3.04%
17,700	ADPT Corporation†	51,861
27,645	Cray Incorporated†	197,662
2,100	Diebold Incorporated	67,305
7,700	Imation Corporation†	79,387
78,360	Intermec Incorporated†	992,038
4,400	Intevac Incorporated†	61,644
134,900	Quantum Corporation†	501,828

		1,951,725

Electronic Equipment & Instruments: 3.45%
3,100	Avnet Incorporated†	102,393
6,643	Coherent Incorporated†	299,865
15,200	CTS Corporation	168,112
15,700	Molex Incorporated Class A	296,259
26,200	Newport Corporation†	455,094
7,645	OSI Systems Incorporated†	277,972
4,800	PC Mall Incorporated†	36,336
24,540	Power One Incorporated†	250,308
51,682	Pulse Electronics Corporation	274,948
4,513	Richardson Electronics Limited	52,757

		2,214,044

Internet Software & Services: 0.84%
9,800	EarthLink Incorporated	84,280
4,900	Monster Worldwide Incorporated†	115,787
29,100	RealNetworks Incorporated†	122,220
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Internet Software & Services (continued)
25,600	Web.com Group Incorporated†	$216,320

		538,607

IT Services: 1.70%
5,300	Computer Task Group Incorporated†	57,664
28,300	Convergys Corporation†	372,711
29,914	Hackett Group Incorporated†	104,998
18,500	Lionbridge Technologies Incorporated†	68,265
1,000	NCI Incorporated†	22,990
5,000	PRGX Global Incorporated†	31,650
72,595	Tier Technologies Incorporated Class B†	434,844

		1,093,122

Semiconductors & Semiconductor Equipment: 2.27%
36,400	ATMI Incorporated†	725,816
2,400	Diodes Incorporated†	64,776
19,600	Entegris Incorporated†	146,412
11,400	Maxim Integrated Products Incorporated	269,268
141,610	Trident Microsystems Incorporated†	252,066

		1,458,338

Software: 1.01%
9,000	American Software Incorporated Class A	60,930
9,500	Epicor Software Corporation†	95,950
3,600	EPIQ Systems Incorporated	49,428
8,900	Fair Isaac Corporation	207,993
15,000	GSE Systems Incorporated†	54,300
8,600	Lawson Software Incorporated†	79,550
8,200	Mentor Graphics Corporation†	98,400

		646,551

Materials: 8.70%

Chemicals: 1.45%
7,539	A. Schulman Incorporated	172,568
960	International Flavors & Fragrances Incorporated	53,366
7,500	Landec Corporation†	44,850
17,300	Olin Corporation	354,996
4,000	Rockwood Holdings Incorporated†	156,480
2,800	RPM International Incorporated	61,880
9,200	Spartech Corporation†	86,112

		930,252

Containers & Packaging: 0.69%
3,200	Crown Holdings Incorporated†	106,816
98,434	Intertape Polymer Group Incorporated†	113,199
6,463	Sealed Air Corporation	164,483
1,750	Sonoco Products Company	58,923

		443,421

Metals & Mining: 5.64%
11,710	Eldorado Gold Corporation	217,455
5,200	Goldcorp Incorporated	239,096
168,590	Great Basin Gold Limited†	499,026
23,010	Jaguar Mining Incorporated†	164,061
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Shares	Security Name	Value
Metals & Mining (continued)
68,710	Petaquilla Minerals Limited†	$72,764
17,405	Randgold Resources Limited ADR	1,432,954
5,795	Royal Gold Incorporated	316,581
47,335	San Gold Corporation†	188,393
10,994	Sandstorm Metals & Energy Limited†	12,716
402,665	Sandstorm Resources Limited†	323,979
5,495	Silver Standard Resources Incorporated†	155,069

		3,622,094

Paper & Forest Products: 0.92%
6,200	Clearwater Paper Corporation†	485,460
11,795	Wausau Paper Corporation	101,555

		587,015

Telecommunication Services: 0.54%

Diversified Telecommunication Services: 0.54%
64,745	Cincinnati Bell Incorporated†	181,286
2,700	MasTec Incorporated†	39,393
18,600	Premiere Global Services Incorporated†	126,480

		347,159

Utilities: 2.05%

Electric Utilities: 1.63%
10,396	ALLETE Incorporated	387,355
21,277	El Paso Electric Company†	585,756
3,500	Portland General Electric Company	75,950

		1,049,061

Gas Utilities: 0.27%
2,500	Nicor Incorporated	124,800
1,300	WGL Holdings Incorporated	46,501

		171,301

Multi-Utilities: 0.15%
3,200	Black Hills Corporation	96,000

Total Common Stocks (Cost $46,637,744)		61,772,061

Investment Companies: 0.22%
5,379	KBW Regional Banking ETF	142,275

Total Investment Companies (Cost $117,019)		142,275

Preferred Stocks: 0.19%

Dividend Yield
Consumer Discretionary: 0.03%

Diversified Consumer Services: 0.03%
550	Carriage Services Incorporated	7.00%	19,250

Shares	Security Name	Dividend Yield	Value
Financials: 0.12%

Commercial Banks: 0.12%
3,350	SVB Capital II	7.00%	$80,568

Utilities: 0.04%

Multi-Utilities: 0.04%
200	Xcel Energy Incorporated	4.08	15,680
100	Xcel Energy Incorporated	4.10	7,706

			23,386

Total Preferred Stocks (Cost $100,582)			123,204

		Expiration Date
Warrants: 0.04%
9,104	EnteroMedics Incorporated(a)†	5/14/2016	27,494

Total Warrants (Cost $0)			27,494

			Yield
Short-Term Investments: 3.20%
2,049,701	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)		0.14%	2,049,701

Total Short-Term Investments (Cost $2,049,701)				2,049,701

Total Investments in Securities (Cost $48,905,046)*		99.88%		64,114,735

Other Assets and Liabilities, Net		0.12		75,369

Total Net Assets		100.00%		$64,190,104

(1)	As of the close of business on January 28, 2011, the Portfolio was renamed Small Cap Value Portfolio.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $53,723,167 and net unrealized appreciation (depreciation) consists of:
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
     STRATEGIC SMALL CAP VALUE PORTFOLIO (1)

Gross unrealized appreciation	$14,987,595
Gross unrealized depreciation	(4,596,027)

Net unrealized appreciation	$10,391,568
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Portfolios’ shareholders. For more information regarding the Portfolios and their holdings, please see the Portfolios’ most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on the The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)
amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Forward foreign currency contracts
Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Futures contracts
Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Portfolios’ assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
C&B Large Cap Value Portfolio
Equity securities
Common stocks	$401,420,887	$0	$0	$401,420,887
Preferred stocks	5,334,390	0	0	5,334,390
Short-term investments
Corporate bonds and notes	0	0	1,941,151	1,941,151
Investment companies	2,142,540	63,755,342	0	65,897,882

	$408,897,817	$63,755,342	$1,941,151	$474,594,310

Disciplined Growth Portfolio
Equity securities
Common stocks	$38,191,071	$0	$0	$38,191,071
Short-term investments

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Corporate bonds and notes	0	0	432,943	432,943
Investment companies	377,268	10,263,235	0	10,640,503

	$38,568,339	$10,263,235	$432,943	$49,264,517

Disciplined Value Portfolio
Equity securities
Common stocks	$61,981,601	$0	$0	$61,981,601
Short-term investments
Corporate bonds and notes	0	0	124,649	124,649
US treasury securities	0	349,975	0	349,975
Investment companies	1,148,955	8,282,884	0	9,431,839

	$63,130,556	$8,632,859	$124,649	$71,888,064

Emerging Growth Portfolio
Equity securities
Common stocks	$31,450,629	$0	$0	$31,450,629
Short-term investments
Corporate bonds and notes	0	0	838,063	838,063
Investment companies	596,321	4,027,937	0	4,624,258

	$32,046,950	$4,027,937	$838,063	$36,912,950

Equity Value Portfolio
Equity securities
Common stocks	$400,370,610	$0	$0	$400,370,610
Short-term investments
Corporate bonds and notes	0	0	1,350,522	1,350,522
Investment companies	982,676	34,542,864	0	35,525,540

	$401,353,286	$34,542,864	$1,350,522	$437,246,672

Index Portfolio
Equity securities
Common stocks	$2,361,790,039	$0	$0	$2,361,790,039
Short-term investments
Corporate bonds and notes	0	0	5,661,496	5,661,496
Investment companies	21,253,764	174,885,503	0	196,139,267
US Treasury securities	0	3,249,591	0	3,249,591

	$2,383,043,803	$178,135,094	$5,661,496	$2,566,840,393

International Core Portfolio
Equity securities
Common stocks	$28,285,358	$0	$0	$28,285,358
Preferred stocks	583,992	0	0	583,992
Short-term investments
Investment companies	246,128	1,586,921	0	1,833,049

	$29,115,478	$1,586,921	$0	$30,702,399

International Growth Portfolio
Equity securities
Common stocks	$113,534,074	$0	$0	$113,534,074
Short-term investments
Investment companies	5,449,391	3,656,056	0	9,105,447

	$118,983,465	$3,656,056	$0	$122,639,521

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
International Index Portfolio
Equity securities
Common stocks	$28,819,545	$0	$0	$28,819,545
Preferred stocks	154,062	0	0	154,062
Rights	2,160	0	0	2,160
Warrants	679	0	0	679
Short-term investments
Investment companies	35,800	12,175	0	47,975

	$29,012,246	$12,175	$0	$29,024,421

International Value Portfolio
Equity securities
Common stocks	$307,312,145	$0	$0	$307,312,145
Short-term investments
Investment companies	7,579,435	2,010,020	0	9,589,455

	$314,891,580	$2,010,020	$0	$316,901,600

Large Cap Appreciation Portfolio
Equity securities
Common stocks	$18,648,945	$0	$0	$18,648,945
Short-term investments
Corporate bonds and notes	0	0	269,309	269,309
Investment companies	617,667	5,054,640	0	5,672,307

	$19,266,612	$5,054,640	$269,309	$24,590,561

Large Company Growth Portfolio
Equity securities
Common stocks	$133,696,221	$0	$0	$133,696,221
Short-term investments
Corporate bonds and notes	0	0	1,227,399	1,227,399
Investment companies	855,884	36,695,293	0	37,551,177

	$134,552,105	$36,695,293	$1,227,399	$172,474,797

Small Cap Index Portfolio
Equity securities
Common stocks	$70,035,826	$0	$0	$70,035,826
Short-term investments
US Treasury securities	119,895	0	0
Corporate bonds and notes	0	0	1,749,734	1,749,734
Investment companies	495,392	4,174,096	0	4,669,488

	$70,651,113	$4,174,096	$1,749,734	$76,574,943

Small Company Growth Portfolio
Equity securities
Common stocks	$332,635,355	$0	$0	$332,635,355
Short-term investments
Corporate bonds and notes	0	0	2,320,277	2,320,277
Investment companies	7,410,066	68,856,335	0	76,266,401

	$340,045,421	$68,856,335	$2,320,277	$411,222,033

Small Company Value Portfolio
Equity securities

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Common stocks	$169,507,601	$0	$0	$169,507,601
Short-term investments
Corporate bonds and notes	0	0	1,624,441	1,624,441
Investment companies	3,826,717	53,432,184		57,258,901

	$173,334,318	$53,432,184	$1,624,441	$228,390,943

Strategic Small Cap Value Portfolio
Equity securities
Common stocks	$61,772,061	$0	$0	$61,772,061
Investment companies	142,275	0	0	142,275
Preferred stocks	123,204	0	0	123,204
Warrants	0	0	27,494	27,494
Short-term investments
Investment companies	2,049,701	0	0	2,049,701

	$64,087,241	$0	$27,494	$64,114,735
As of December 31, 2010, the inputs used in valuing the Portfolios’ other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total
Disciplined Value Portfolio	$38,543	$0	$0	$38,543
Index Portfolio	366,115	0	0	366,115
International Index Portfolio	7,730	0	0	7,730
Small Cap Index Portfolio	6,920	0	0	6,920
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	C&B Large Cap	Disciplined Growth	Disciplined Value	Emerging Growth
	Value Portfolio	Portfolio	Portfolio	Portfolio
	Corporate bonds	Corporate bonds	Corporate bonds	Corporate bonds
	and notes	and notes	and notes	and notes
Balance as of September 30, 2010	$2,059,332	$459,301	$132,239	$889,086

Realized gains (losses)	0	0	0	0

Change in unrealized gains (losses)	86,786	19,357	5,572	37,468

Purchases	0	0	0	0

Sales	(204,967)	(45,715)	(13,162)	(88,491)

Transfers into Level 3	0	0	0	0

Transfers out of Level 3	0	0	0	0
Balance as of December 31, 2010	$1,941,151	$432,943	$124,649	$838,063

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010.	$(19,795)	$(4,415)	$(1,271)	$(8,546)

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)

				Large Cap
	Equity Value		International Value	Appreciation
	Portfolio	Index Portfolio	Portfolio	Portfolio
	Corporate bonds	Corporate bonds	Corporate bonds	Corporate bonds
	and notes	and notes	and notes	and notes
Balance as of September 30, 2010	$1,432,744	$6,006,178	$101,496	$285,705
Realized gains (losses)	0	0	0	0

Change in unrealized gains (losses)	60,380	253,117	70,331	12,040
Purchases	0	0	0	0

Sales	(142,602)	(597,799)	(171,827)	(28,436)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of December 31, 2010	$1,350,522	$5,661,496	$0	$269,309

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010.	$(13,772)	$(57,733)	$0	$(2,746)

	Large Company		Small Company
	Growth	Small Cap Index	Growth	Small Company
	Portfolio	Portfolio	Portfolio	Value Portfolio
	Corporate	Corporate	Corporate	Corporate
	bonds and	bonds and	bonds and	bonds and
	notes	notes	notes	notes
Balance as of September 30, 2010	$1,302,126	$1,856,261	$2,461,540	$1,723,340
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	54,875	78,228	103,736	72,626
Purchases	0	0	0	0

Sales	(129,602)	(184,755)	(244,999)	(171,525)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of December 31, 2010	$1,227,399	$1,749,734	$2,320,277	$1,624,441

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010.	$(12,516)	$(17,843)	$(23,661)	$(16,565)

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)

	Strategic Small Cap Value Portfolio
	Preferred
	stocks	Warrants	Total
Balance as of September 30, 2010	$34,500	$0	$34,500

Realized gains (losses)	2,052	0	2,052
Change in unrealized gains (losses)	674	27,494	28,168
Purchases	0	0	0

Sales	(17,976)	0	(17,976)
Transfers into Level 3	0	0	0

Transfers out of Level 3	(19,250)	0	(19,250)
Balance as of December 31, 2010	$0	$27,494	$27,494

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010.	$0	$27,494	$27,494
Derivative transactions
During the period ended December 31, 2010, the Portfolios entered into futures contracts for hedging purposes.
At December 31, 2010, the Portfolios had long futures contracts outstanding as follows:

						Net
				Initial	Value	Unrealized
	Expiration			Contract	At	Gains
	Date	Contracts	Type	Amount	December 31, 2010	(Losses)
Disciplined Value Portfolio	March 2011	9 Long	S&P500 Index	$2,780,695	$2,819,250	$38,555
Disciplined Value Portfolio	March 2011	4 Long	S&P500 Index	250,612	250,600	(12)
Index Portfolio	March 2011	86 Long	S&P500 Index	26,573,385	26,939,500	366,115
International Index Portfolio	March 2011	5 Long	MSCI EAFE Index	407,514	415,250	7,736
Small Cap Index Portfolio	March 2011	8 Long	Russell 2000 Index	618,920	625,840	6,920
The Portfolios had average contract amounts in futures contracts during the three-month period ended December 31, 2010 as follows:

Long Contracts
Disciplined Value Portfolio	$2,498,881
Index Portfolio	26,513,771
International Index Portfolio	463,111
Small Cap Index Portfolio	788,842
During the three-month period ended December 31, 2010, the International Equity Portfolio entered into forward foreign currency contracts for hedging purposes.
At December 31, 2010, International Equity Portfolio had forward foreign currency contracts outstanding as follows:
Forward Foreign Currency Contracts to Buy:

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Exchange		Contracts to	U.S. Value at	In Exchange	Net Unrealized
Date	Counterparty	Receive	December 31, 2010	for U.S. $	Losses
01/06/2011	State Street Bank	49,815 GBP	$77,666	$77,677	$(11)
International Equity Portfolio had average market values of $550,672 and $640,991 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the three-month period ended December 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 25, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: February 25, 2011